AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 17, 1998

                                                       Registration No: 2-87775
                                                                       811-4815
===============================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|
         Pre-Effective Amendment No.                                        |_|
         Post-Effective Amendment No. 21                                    |X|

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|
         Amendment No. 25                                                   |X|


                                ULTRA SERIES FUND
               (Exact Name of Registrant as Specified in Charter)

                     2000 Heritage Way, Waverly, Iowa 50677
               (Address of Principal Executive Offices) (Zip Code)

  Registrant's Telephone Number, including Area Code (319) 352-4090, ext. 2157

                 Name and complete address of agent for service:


                             Barbara L. Secor, Esq.
                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677


It is proposed that this filing will become effective  (check  appropriate box):
         |_| immediately upon filing pursuant to paragraph (b)
         |X| on May 1, 1998, pursuant to paragraph (b)
         |_| 60 days after filing pursuant to paragraph (a)(1)
         |_| on pursuant to paragraph (a)(1)
         |_| 75 days after filing pursuant to paragraph (a)(2)
         |_| on pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

         |_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The index to attached  exhibits is found following the signature pages.

================================================================================

                              CROSS REFERENCE SHEET

Form N-1A Item Number

Part A                Prospectus Caption
1                     Cover Page
2                     FEE TABLES
3                     FINANCIAL HIGHLIGHTS
4a                    THE ULTRA SERIES FUND; INVESTMENT OBJECTIVES
                         AND POLICIES
4b                    SPECIAL INVESTMENT TECHNIQUES,
4c                    INVESTMENT OBJECTIVES AND POLICIES
5                     MANAGEMENT OF THE ULTRA SERIES FUND
5A                    See Annual Report
6                     GENERAL INFORMATION
6h                    OFFER, PURCHASE AND REDEMPTION OF SHARES
7                     OFFER, PURCHASE AND REDEMPTION OF SHARES
8                     OFFER, PURCHASE AND REDEMPTION OF SHARES
9                     N/A

Part B                Statement of Additional Information Caption
10                    Cover Page
11                    TABLE OF CONTENTS
12                    GENERAL INFORMATION
13                    INVESTMENT PRACTICES; INVESTMENT LIMITATIONS;
                         PORTFOLIO TURNOVER
14                    MANAGEMENT OF THE FUND
15                    Substantial Shareholders; Beneficial Owners
16                    THE INVESTMENT ADVISER
17                    DISTRIBUTION PLAN AND AGREEMENT; BROKERAGE
18                    See Prospectus
19                    HOW SECURITIES ARE OFFERED
20                    DIVIDENDS, DISTRIBUTION AND TAXES
21                    HOW SECURITIES ARE OFFERED
22                    CALCULATION OF YIELDS AND TOTAL RETURNS
23                    FINANCIAL STATEMENTS

                                Ultra Series Fund

                                   PROSPECTUS

                                   MAY 1, 1998

The Ultra Series Fund is an investment company consisting of six separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. There can be no assurance that the investment objective of any Fund will be achieved. Investment experience of each Fund will vary. The separate funds are as follows:

                         CAPITAL APPRECIATION STOCK FUND
                          GROWTH AND INCOME STOCK FUND
                                  BALANCED FUND
                                    BOND FUND
                                MONEY MARKET FUND
                               TREASURY 2000 FUND

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. In it you will find information that you should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference, contains additional information about the Ultra Series Fund. You may obtain a copy of the Statement of Additional Information (dated May 1, 1998, as supplemented from time to time) free of charge by either using the address or telephone number shown below, or from the Securities and Exchange Commission's web site on the Internet (http://www.sec.gov).

--------------------------------------------------------------------------------
The Funds are available to the public only through the purchase of:

     (1) certain individual variable life insurance contracts or variable annuity contracts;

     (2) certain group variable annuity contracts by qualified pension and retirement plans; or

     (3) Class C shares of the Ultra Series Fund directly by qualified pension and retirement plans.

When used in connection with individual variable annuity contracts or variable life insurance contracts, this Prospectus must be accompanied by prospectuses for those contracts. When distributed to qualified pension and retirement plans or to participants of such plans, this Prospectus may be accompanied by disclosure materials relating to such plans which should be read in conjunction with this Prospectus.
--------------------------------------------------------------------------------

Unlike credit union and bank accounts, the value of an investment in the Ultra Series Fund not insured. Shares of the Ultra Series Fund are not a deposit of, or guaranteed by, any bank or credit union and are not insured by the Federal Deposit Insurance Corporation or government agency. An investment involves certain risks including a loss of principal.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There is no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Neither the Securities and Exchange Commission nor any state securities commissions has approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.


Distributed by:
CUNA BROKERAGE SERVICES, INC.                                  ULTRA SERIES FUND
2000 Heritage Way                                              2000 Heritage Way
Waverly, IA  50677                                             Waverly, IA 50677
(319) 352-4090                                                    (319) 352-4090
(800) 798-5500                                                    (800) 798-5500

                                TABLE OF CONTENTS
                                                                           PAGE
EXPENSE TABLE..................................................................1

FINANCIAL HIGHLIGHTS...........................................................1

THE ULTRA SERIES FUND..........................................................8

INVESTMENT OBJECTIVES AND POLICIES.............................................8

   Capital Appreciation Stock Fund.............................................9

   Growth and Income Stock Fund................................................9

   Balanced Fund...............................................................9

   Bond Fund..................................................................10

   Money Market Fund..........................................................10

   Treasury 2000 Fund.........................................................12

SPECIAL INVESTMENT TECHNIQUES.................................................12

   Investment Techniques and Instruments Authorized But Not Used..............12

   Repurchase Agreements......................................................12

   Borrowing..................................................................13

   Foreign Securities.........................................................13

   Lower-rated Debt Securities................................................14

MANAGEMENT OF THE ULTRA SERIES FUND...........................................14

   The Trustees...............................................................14

   CUNA Mutual Life Insurance Company.........................................14

   The Investment Adviser.....................................................14

   The Management Agreement...................................................14

OFFER, PURCHASE AND REDEMPTION OF SHARES......................................15

GENERAL INFORMATION...........................................................16

   Shareholder Rights.........................................................16

   Inquiries..................................................................16

   Dividends..................................................................17

   The Ultra Series Fund Performance..........................................17

   Tax Status.................................................................18

   Net Asset Value............................................................18

PREPARING FOR YEAR 2000.......................................................18

APPENDIX A....................................................................19


                                                              EXPENSE TABLE

Fund investors pay various expenses, either directly or indirectly. The Expenses shown are provided to assist you in understanding the expenses you may pay.

Shareholder Transaction Expenses                                                                         Class C           Class Z
--------------------------------                                                                         -------           -------
         Maximum Sales Load Imposed on Purchases (as a percentage of offering price)......................None               None
         Maximum Deferred Sales Load......................................................................None               None
         Maximum Sales Load Imposed on Reinvested Dividends (and other Distributions).....................None               None
         Redemption Fees (as a percentage of amount redeemed, if applicable)..............................None               None
         Exchange Fees....................................................................................None               None

Annual Fund Operating Expenses (as a percentage of average net assets)
------------------------------
         Management Fees
                  Money Market Fund.......................................................................0.45%              0.45%
                  Bond Fund...............................................................................0.55%              0.55%
                  Balanced Fund...........................................................................0.70%              0.70%
                  Growth and Income Stock Fund............................................................0.60%              0.60%
                  Capital Appreciation Stock Fund.........................................................0.80%              0.80%
                  Treasury 2000 Fund......................................................................0.45%              0.45%
         12b-1 Fees.......................................................................................0.25%              0.00%
         Other Expenses
                  Money Market Fund.......................................................................0.01%              0.01%
                  Bond Fund...............................................................................0.01%              0.01%
                  Balanced Fund...........................................................................0.01%              0.01%
                  Growth and Income Stock Fund............................................................0.01%              0.01%
                  Capital Appreciation Stock Fund.........................................................0.01%              0.01%
                  Treasury 2000 Fund......................................................................None               None
         Total Fund Operating Expenses
                  Money Market Fund.......................................................................0.71%              0.46%
                  Bond Fund...............................................................................0.81%              0.56%
                  Balanced Fund...........................................................................0.96%              0.71%
                  Growth and Income Stock Fund............................................................0.86%              0.61%
                  Capital Appreciation Stock Fund.........................................................1.06%              0.81%
                  Treasury 2000 Fund......................................................................0.70%              0.45%

                                                              Example


You would pay the  following  expenses on a $1,000  investment,  assuming (1) 5% annual return and (2) redemption at the end of each period:
                                            1 year                  3 years                 5 years                   10 years
                                      Class C    Class Z      Class C    Class Z      Class C     Class Z       Class C    Class Z
                                      -------    -------      -------    -------      -------     -------       -------    -------
Money Market Fund                       7         5            23         15           40          26              88         58
Bond Fund                               8         6            26         18           45          31             100         70
Balanced Fund                          10         7            31         23           53          40             118         88
Growth and Income Stock Fund            9         6            27         20           48          34             106         76
Capital Appreciation Stock Fund       $11        $8           $34        $26          $58         $45            $129       $100
Treasury 2000 Fund                      7         5            22         14           39          25              87         57


You should not consider these Expenses as a representation of past or future expenses. Actual expenses may be greater or lesser than those shown.

                              FINANCIAL HIGHLIGHTS


The financial highlights provided on the following pages for the years 1988 through 1997 have been audited by KPMG Peat Marwick, LLP, independent auditors. You should read these highlights along with the financial statements and related notes and the Auditors' Report in the Statement of Additional Information.

                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                             ------------------------- CAPITAL APPRECIATION STOCK FUND ---------------------------
(For a share outstanding throughout the period):     1997                1996                1995                1994*
Net Asset Value, Beginning of Period               $14.60              $12.51               $9.97              $10.00

  Income from Investment Operations

   Net Investment Income                              .07                 .13                 .14                0.16

   Net Realized and Unrealized Gain (Loss)           4.52
    on Investments                                                       2.55                2.91                0.37

  Total from Investment Operations                   4.59                2.68                3.05                0.53


  Distributions

   Distributions from Net Investment Income          (.07)               (.13)               (.14)              (0.15)

   Distributions from Realized Capital Gains         (.27)               (.46)               (.37)              (0.41)

  Total Distributions                                (.34)               (.59)               (.51)              (0.56)


Net Asset Value, End of Period                     $18.85              $14.60              $12.51               $9.97


Total Return**                                       31.57%              21.44%              30.75%               5.44%


Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $456,194             $98,674             $38,117              $9,449

Ratio of Expenses to Average Net Assets***            .82%               0.65%               0.65%               0.65%

Ratio of Net Investment Income to Average
  Net Assets                                          .70%               0.96%               1.37%               1.55%

Portfolio Turnover Rate                             17.06%              49.77%              61.32%              65.81%

Average Commission Rate                             $0.06               $0.06               $0.06

  *The Fund began operations January 3, 1994.

 **These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

***During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.83%, 0.66%, 0.75%, and 0.85%, for 1997, 1996, 1995, and 1994,
   respectively.

                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                         ---------------------------- GROWTH AND INCOME STOCK FUND ----------------------------
(For a share outstanding throughout

 the period):                            1997     1996     1995     1994     1993     1992     1991     1990     1989     1988
Net Asset Value, Beginning of          $21.32   $18.20   $15.06   $15.51   $15.49   $15.21   $12.75   $14.13   $12.15   $10.74
  Period
Income from Investment Operations

Net Investment Income                     .31      .34      .37      .32      .29      .32      .33      .44      .33      .31

Net Realized and Unrealized Gain
(Loss) on Investments                    6.36     3.93     4.37     (.04)    1.87      .90     2.95     (.73)    2.61     1.47

Total from Investment Operations         6.67     4.27     4.74      .28     2.16     1.22     3.29     (.29)    2.94     1.77


Distributions

Distributions from Net Investment
  Income                                 (.32)    (.34)   (.37)     (.32)    (.29)    (.32)    (.34)    (.44)    (.38)    (.33)

Distributions from Realized
  Capital Gains                          (.47)    (.81)  (1.23)     (.40)   (1.85)    (.62)    (.49)    (.66)    (.58)    (.03)

Total Distributions                      (.79)   (1.15)  (1.60)     (.73)   (2.14)    (.94)    (.83)   (1.10)    (.96)    (.36)


Net Asset Value, End of Period         $27.20   $21.32  $18.20    $15.06   $15.51   $15.49   $15.21   $12.75   $14.13   $12.15


Total Return*                           31.42%   22.02%  31.75%     1.42%   13.77%    7.66%   25.66%   -1.98%   24.37%   16.62%


Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted)                     $590,135 $232,841 $102,138  $48,913  $32,468  $24,382  $17,101   $9,258   $7,932   $5,337

Ratio of Expenses to Average
  Net Assets**                            .61%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .65%     .65%

Ratio of Net Investment Income to
  Average Net Assets                     1.39%    1.78%   2.28%     2.19%    1.84%    2.11%    2.58%    3.33%    2.83%    2.75%

Portfolio Turnover Rate                 20.39%   40.55%  57.80%    45.36%   56.79%   29.67%   27.90%   32.02%   35.55%   26.22%

Average Commission Rate                 $0.06    $0.06   $0.06


  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.61%, 0.65%, 0.69%, 0.70%, and 0.73%, for 1997, 1996, 1995, 1994, and
   1993, respectively.

                                                  BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                        ------------------------------------- BALANCED FUND -------------------------------------
(For a share outstanding throughout
  the period): .......................   1997     1996    1995      1994     1993     1992     1991     1990     1989     1988
    ................
Net Asset Value, Beginning of Period   $15.29   $14.63  $12.90    $13.70   $13.54   $13.44   $12.11   $12.59   $11.47   $10.98
  Income from Investment Operations
   Net Investment Income ...........      .62      .58     .55       .52      .50      .55      .62      .74      .61      .60
   Net Realized and Unrealized Gain
    (Loss)on Investments ...........     1.93      .98    2.29      (.56)     .95      .40     1.56     (.29)    1.42      .57

  Total from Investment Operations .     2.55     1.56    2.84      (.04)    1.45      .95     2.18      .46     2.03     1.18

Distributions

 Distributions from Net Investment
    Income .......................       (.63)    (.58)   (.55)     (.51)    (.50)    (.55)    (.63)    (.74)    (.71)    (.68)
 Distributions from Realized
    Capital Gains ................       (.19)    (.32)   (.56)     (.25)    (.79)    (.30)    (.22)    (.20)    (.20)    0.00

Total Distributions ..............       (.82)    (.90)  (1.11)     (.76)   (1.29)    (.85)    (.85)    (.94)    (.91)    (.68)

Net Asset Value, End of Period ...     $17.02   $15.29  $14.63    $12.90   $13.70   $13.54   $13.44   $12.11   $12.59   $11.47

Total Return* ....................      16.87%   10.79%  22.27%    -0.46%   10.47%    6.85%   18.53%    3.75%   18.03%   10.87%

Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted) .................    $309,804 $194,725$110,969   $67,468  $54,363  $41,604  $29,539  $19,964  $15,416  $10,271

Ratio of Expenses to Average Net
  Assets** .......................        .68%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .65%     .65%

Ratio of Net Investment Income to
  Average Net Assets   ...........       3.81%    3.91%   4.03%     4.00%    3.62%    4.10%    4.98%    6.23%    5.97%    6.02%

Portfolio Turnover Rate ..........      21.15%   33.48%  36.68%    28.53%   28.71%   19.23%   13.26%   27.07%   30.64%   11.35%

Average Commission Rate ..........      $0.06    $0.06   $0.06

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.69%, 0.65%, 0.68%, 0.70%, and 0.74%, for 1997, 1996, 1995, 1994, and
   1993, respectively.

                                                    BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                      ----------------------------------------- BOND FUND -----------------------------------------
(For a share outstanding throughout
   the period):                          1997     1996    1995      1994     1993     1992     1991     1990     1989     1988
Net Asset Value, Beginning of Period   $10.33   $10.63   $9.67    $10.58   $10.32   $10.37    $9.75    $9.93    $9.70    $9.79
  Income from Investment Operations

   Net Investment Income                  .29      .65     .60       .59      .64      .69      .77      .89      .87      .80

   Net Realized and Unrealized Gain
   (Loss)on Investments                   .45     (.28)    .96      (.90)     .28     (.03)     .62     (.18)     .23     (.03)

  Total from Investment Operations        .74      .37    1.56      (.31)     .92      .66     1.39      .71     1.11      .77

  Distributions

   Distributions from Net Investment
      Income                             (.51)    (.64)   (.59)     (.59)    (.65)    (.70)    (.77)    (.89)    (.88)    (.86)

   Distributions from Realized
     Capital Gains                       (.02)    (.03)   (.01)     (.01)    (.01)    (.01)    0.00     0.00     0.00     0.00

  Total Distributions                    (.53)    (.67)   (.60)     (.60)    (.66)    (.71)    (.77)    (.89)    (.88)    (.86)

Net Asset Value, End of Period         $10.54   $10.33  $10.63     $9.67   $10.58   $10.32   $10.37    $9.75    $9.93    $9.70

Total Return*                            7.45%    2.86%  16.37%    -3.06%    8.87%    6.47%   14.70%    7.41%   11.74%    8.05%

Ratio/Supplemental Data

Net Assets, End of Period
   (000s Omitted)                     $188,840  $26,572 $13,725    $7,867   $6,297   $5,244   $3,975   $3,399   $3,315   $3,401

Ratio of Expenses to Average
   Net Assets**                           .56%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .65%     .65%

Ratio of Net Investment Income to
   Average Net Assets                    6.50%    6.25%   6.08%     6.03%    5.99%    6.83%    7.74%    8.87%    8.63%    8.50%

Portfolio Turnover Rate                 30.71%   25.67%  14.74%    11.97%   12.23%   13.58%    8.74%   46.09%   24.47%    4.31%

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.57%, 0.67%, 0.68%, 0.70%, and 0.75%, for 1997, 1996, 1995, 1994, and
   1993, respectively.

                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                           -------------------------------- MONEY MARKET FUND --------------------------------
(For a share outstanding throughout
    the period):                         1997     1996    1995      1994     1993     1992     1991     1990     1989     1988
Net Asset Value, Beginning of           $1.00    $1.00   $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00
  Period
  Income from Investment Operations

   Net Investment Income                  .05      .05     .05       .03      .03      .03      .05      .08      .08      .07

   Net Realized and Unrealized Gain
    (Loss)on Investments                 0.00     0.00    0.00      0.00     0.00     0.00     0.00     0.00     0.00     0.00

  Total from Investment Operations        .05      .05     .05       .03      .03      .03      .05      .08      .08      .07

  Distributions

   Distributions from Net Investment
    Income                               (.05)    (.05)   (.05)     (.03)    (.03)    (.03)    (.05)    (.08)    (.08)    (.07)

  Distributions from Realized
    Capital Gains                       (0.00)   (0.00)  (0.00)     0.00     0.00     0.00     0.00     0.00     0.00     0.00

  Total Distributions                    (.05)    (.05)   (.05)     (.03)    (.03)    (.03)    (.05)    (.08)    (.08)    (.07)

Net Asset Value, End of Period          $1.00    $1.00   $1.00     $1.00    $1.00    $1.00    $1.00    $1.00    $1.00    $1.00

Total Return*                            4.75%    5.17%   5.21%     3.34%    2.86%    3.05%    5.36%    7.53%    8.39%    6.91%

Ratio/Supplemental Data

Net Assets, End of Period
  (000s Omitted)                       $41,170  $21,011 $11,374    $7,799   $4,749   $5,097   $5,082   $4,794   $4,420   $2,541

Ratio of Expenses to Average
   Net Assets**                           .50%     .65%    .65%      .65%     .65%     .65%     .65%     .65%     .65%     .65%

Ratio of Net Investment Income to
  Average Net Assets                     5.05%    4.74%   5.17%     3.66%    2.43%    3.05%    5.36%    7.53%    8.39%    6.91%

Portfolio Turnover Rate                    --       --      --        --       --       --       --       --       --       --


For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1997, was 4.96% and the "effective" yield for that period was 5.09%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.51%, 0.67%, 0.73%, 0.78%, and 0.77% for 1997, 1996, 1995, 1994, and
   1993, respectively.


                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                      Years Ended December 31
                                                  ---------------------------- TREASURY 2000 FUND ----------------------------
(For a share outstanding throughout the period)   1997    1996      1995     1994     1993     1992     1991     1990     1989
Net Asset Value, Beginning of Period             $8.64   $8.47     $7.00    $7.53    $6.53    $6.04    $5.02    $4.69    $3.85

  Income from Investment Operations

   Net Investment Income                           .58     .58       .58      .53      .48      .45      .41      .38      .34

   Net Realized and Unrealized Gain
    (Loss) on Investments                          .02    (.41)      .89    (1.06)     .52      .04      .61     (.05)     .50

  Total from Investment Operations                 .60     .17      1.47     (.53)    1.00      .49     1.02      .33      .84

  Distributions

  Distributions from Net Investment Income        0.00    0.00      0.00     0.00     0.00     0.00     0.00     0.00     0.00

  Distributions from Realized Capital Gains       0.00    0.00      0.00     0.00     0.00     0.00     0.00     0.00     0.00

   Total Distributions                            0.00    0.00      0.00     0.00     0.00     0.00     0.00     0.00     0.00

Net Asset Value, End of Period                   $9.24   $8.64     $8.47    $7.00    $7.53    $6.53    $6.04    $5.02    $4.69

Total Return*                                     6.85%   2.10%    20.99%   -7.12%   15.43%    8.01%   20.37%    7.12%   21.79%

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $1,701  $1,585    $1,545   $1,272   $1,363   $1,176   $1,084     $987     $834

Ratio of Expenses to Average Net Assets            .45%    .45%      .45%     .45%     .45%     .45%     .45%     .45%     .45%

Ratio of Net Investment Income to Average
   Net Assets                                     6.56%   7.03%     7.40%    7.50%    6.69%    7.26%    7.76%    8.25%    8.02%

Portfolio Turnover Rate                             --      --        --       --       --       --       --       --       --

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                              THE ULTRA SERIES FUND


The Ultra Series Fund was established as a Massachusetts Business Trust under a Declaration of Trust dated September 16, 1983. The Ultra Series Fund is a series fund with six separate investment portfolios, each of which is a diversified, open-end management investment company, in effect, a separate mutual fund ("Fund"). The Ultra Series Fund issues a separate series of shares of beneficial interest for each Fund representing fractional undivided interests in that Fund. An investor in a Fund is entitled to a pro-rata share of all dividends and distributions arising from the net income and capital gains on the investments of that Fund. An investor also shares in any losses of that Fund. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. In the future, the number of Funds may change. The Declaration of Trust permits the Ultra Series Fund to issue an unlimited number of shares of each series and to sub-divide the shares of each series into two or more classes. Currently, each series of shares is divided into Class C and Class Z shares. Class C and Class Z shares are identical except for the fact that the net asset value of each Class C share reflects a distribution fee assessed against the assets of each Fund supporting Class C shares pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Act"). (See EXPENSE TABLE.)


The Ultra Series Fund offers its shares to separate accounts of CUNA Mutual Life Insurance Company (the "Company") or of its "permanent affiliate," CUNA Mutual Insurance Society ("CUNA Mutual") and subsidiaries and affiliates of the Company and CUNA Mutual (together, the "CUNA Mutual Group") as well as to separate accounts of other unaffiliated life insurance companies as funding vehicles for certain individual variable annuity contracts, group variable annuity contracts and individual variable life insurance contracts. Most such separate accounts are each, like the Ultra Series Fund, registered as investment companies with the Securities and Exchange Commission ("SEC"), and a separate prospectus, which accompanies this Prospectus, describes each such separate account and its related contract. Some insurance company separate accounts supporting group variable annuity contracts sold solely to qualified pension and retirement plans, however, are not investment companies and are not registered with the SEC as investment companies nor are interests in the separate account registered as securities under the federal securities laws. Although some disclosure documents relating to such group variable annuity contracts (and/or to the plan purchasing the contracts) may be provided to the plan purchasing the contracts or to participants in such a plan, no prospectus exists for the contracts. The Ultra Series Fund also may offer its shares directly to qualified pension and retirement plans. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group insurance companies and to qualified pension and retirement plans of CUNA Mutual Group companies and offers Class C shares to separate accounts of insurance companies and to qualified pension and retirements plans that are not affiliated with CUNA Mutual Group. The Ultra Series Fund does not offer its shares directly to the general public.

Because shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts, qualified retirement plans sponsored by CUNA Mutual Group, unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise among and between the interests of: (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) owners of variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) participants in affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.

                       INVESTMENT OBJECTIVES AND POLICIES

Each Fund has one or more investment objectives and related investment policies and uses various investment techniques to pursue these objectives and policies. There can be no assurance that any of the Funds will achieve its investment objective or objectives. Investors should not consider any one Fund alone to be a complete investment program. All of the Funds are subject to the risk of changing economic conditions, as well as the risk inherent in the ability of the Fund's investment adviser to make changes in the portfolio composition of the Fund in anticipation of changes in economic, business, and financial conditions. As with any security, a risk of loss is inherent in an investment in the shares of any of the Funds.

The different types of securities, investments, and investment techniques used by each Fund all have attendant risks of varying degrees. For example, with respect to equity securities, there can be no assurance of capital appreciation and there is a substantial risk of decline. With respect to debt securities, there exists the risk that the issuer of a security may not be able to meet its obligations on interest or principal payments at the time required by the instrument. In addition, the value of debt instruments generally rises and falls inversely with prevailing interest rates.

Certain types of investments and investment techniques common to one or more Funds are described in greater detail, including the risks of each, under SPECIAL INVESTMENT TECHNIQUES in this Prospectus or in INVESTMENT PRACTICES in the Statement of Additional Information. The Funds are also subject to certain investment restrictions that are described under the caption INVESTMENT LIMITATIONS in the Statement of Additional Information.

The investment objective or objectives of each Fund as well as the investment restrictions of each Fund are fundamental and may not be changed without the approval of a majority of the votes attributable to the outstanding shares of that Fund. (See INVESTMENT LIMITATIONS in the Statement of Additional Information.) Investment policies are not fundamental and may be changed by the Ultra Series Fund's Board of Trustees without shareholder approval. (See INVESTMENT PRACTICES and INVESTMENT LIMITATIONS in the Statement of Additional Information.)

Capital Appreciation Stock Fund

The primary investment objective of the Capital Appreciation Stock Fund is long-term capital growth. Due to its more aggressive focus on capital growth and lack of emphasis on current income, this Fund will typically experience greater variability of returns over time than the Growth and Income Stock Fund. A characteristic common to most stocks owned will be an attractive valuation relative to the expected level and certainty of the issuing company's future earnings. Relative to the Growth and Income Stock Fund, the Capital Appreciation Stock Fund will include some smaller, less developed issuers and some companies undergoing more significant fundamental changes in their markets or operations. The Fund will diversify its holdings among various industries and among companies within those industries but will often be less diversified than the Growth and Income Stock Fund. The combination of these factors introduces greater investment risk than the Growth and Income Stock Fund, but can also provide higher long-term returns than the returns typically available from less variable investments. When, in the opinion of management, current cash needs or market or economic conditions warrant, the Fund may maintain a portion of its assets in cash or cash equivalents of the types permitted for the Money Market Fund.


Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, and invest in put and call options, stock index futures and related options. The Fund may invest up to 25% of total assets in American Depository Receipts ("ADRs"). These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.


Growth and Income Stock Fund

The primary investment objective of the Growth and Income Stock Fund is long-term capital growth, with income as a secondary consideration. The Fund will focus on stocks of companies with financial and market strength and a long-term record of performance. Primarily through ownership of a diversified portfolio of common stocks and securities convertible into common stocks, the Fund will seek a rate of return in excess of returns typically available from less variable investment alternatives. A characteristic common to most stocks owned will be an attractive valuation relative to the issuing company's apparent strength and earnings capability. The Fund will diversify its holdings among various industries and among companies within those industries. When, in the opinion of management, current cash needs or market or economic conditions warrant, the Fund may maintain a portion of its assets in cash or cash equivalents of the types permitted for the Money Market Fund.


Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, and invest in put and call options, stock index futures and related options. The Fund may invest up to 25% of total assets in ADRs. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.


Balanced Fund


The investment objective of the Balanced Fund is to achieve a high total return through the combination of income and capital appreciation. Total returns are expected to be less variable than those of the Capital Appreciation Stock Fund and the Growth and Income Stock Fund but more variable than the Bond Fund. The Balanced Fund invests in a broadly diversified list of securities including common stocks, bonds and money market instruments. The percentage of assets invested in equity securities, fixed income securities and money market instruments may vary somewhat depending upon management's judgment of the relative attractiveness of each sector and anticipated cash needs of the Fund. Generally, however, common stocks will constitute 60% to 40% of Fund's total assets, bonds will constitute 40% to 60% of Fund's total assets and money market instruments may constitute up to 20% of Fund's total assets. (See Money Market Fund for description of money market instruments; see Bond Fund for description of bonds; see Capital Appreciation Stock Fund and Growth and Income Stock Fund for description of equity securities.)

Debt securities invested in by the Fund will be affected by general changes in interest rates, resulting in increases or decreases in the value of these securities. Market prices of debt securities tend to rise when interest rates fall, and fall when interest rates rise. Issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the portfolio to realize interest under repurchase agreements and pursuant to loans of the Fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligations to the Fund.


Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, invest in put and call options, financial futures, stock index futures and related options. The Fund may invest up to 15% of total assets in ADRs. These practices are described in the SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.


Bond Fund

The primary investment objective of the Bond Fund is to generate a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years. To keep current income relatively stable and to limit share price volatility, the portfolio will emphasize investment grade, primarily intermediate term securities. Pursuit of these objectives can be expected to result over time in a lower average return than in the Capital Appreciation Stock Fund, Growth and Income Stock Fund or Balanced Fund. The assets of the Fund may also be held in cash or temporarily invested in short-term investments when, in the opinion of management, current liquidity needs or market or economic conditions warrant. The Fund may invest in the following instruments:

          Corporate   Debt   Securities:   Issued  by   domestic   and   foreign
          corporations.

          U.S. Government Debt Securities: Issued or guaranteed by the U.S. Government or its agencies or instrumentalities (See Money Market Fund for a description of U.S. Government securities).


          Foreign Government Debt Securities: Issued or guaranteed by a foreign government or its agencies or instrumentalities and payable in U.S. dollars.

          Other Issuer Debt Securities: Issued or guaranteed by corporations, banking institutions, and others.

          Lower Rated Debt Securities: Issued or guaranteed by domestic and foreign corporations and governments not rated within the four highest categories (up to 20% of assets and subject to the 10% limit on foreign securities).


          Cash or Cash Equivalents: Of the types permitted for the Money Market Fund.

The Bond Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the Fund's securities. Market prices of debt securities tend to rise when interest rates fall and fall when interest rates rise. Issuers of debt securities may not be able to meet their interest or principal payment obligations when due. The ability of the Fund to realize interest under repurchase agreements and pursuant to loans of the Fund's securities is dependent on the ability of the seller or borrower, as the case may be, to perform its obligation to the Fund.


The Bond Fund invests in debt instruments of the foregoing types that are rated in the four highest categories by Standard & Poor's Corporation ("S&P") and/or Moody's Investors Service, Inc. ("Moody's) (i.e., investment grade securities) as well as instruments that, although not rated by S&P or Moody's, are considered by the Investment Adviser to be of equivalent investment quality. Notwithstanding this, the Bond Fund may invest up to 20% of its total net assets in corporate or foreign government debt securities which are not in the four highest categories as rated by Standard & Poor's Corporation or Moody's Investors Service, Inc.


Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities, invest in restricted securities, invest in foreign securities, invest in put and call options, financial futures, and related options. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

Money Market Fund

The investment objective of the Money Market Fund is to seek the highest current income available from money market instruments consistent with the preservation of capital and liquidity. The Fund will maintain a dollar-weighted average portfolio maturity which does not exceed 90 days. The Fund will purchase instruments maturing in twelve months or less from the date of purchase.
The Fund will purchase instruments that meet one of the following quality standards:

1. Securities that at the time of purchase are rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations;

2. Unrated securities that at the time of purchase the Investment Adviser determines that if they had been rated would have been rated in the highest rating category for short-term debt obligations by at least two nationally recognized statistical rating organizations; or

3. Securities that at the time of issuance were long-term securities but that at the time of purchase have a remaining maturity of less than one year and whose issuer has received with respect to a class of short-term debt obligations (or any security within that class) that now is comparable in priority and security with the security to be purchased, the highest rating category for short-term debt obligations from at least two nationally recognized statistical rating organizations.

The Fund may invest in the following instruments meeting the above maturity and quality standards:

          U.S. Government Obligations: U.S. Government securities include, but are not limited to: direct obligations of the U.S. Treasury such as U.S. Treasury bills, notes and bonds, and notes, bonds, and discount notes of U.S. Government instrumentalities or agencies, such as the Federal Land Bank, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Home Loan Bank, Farmers Home Administration and Federal National Mortgage Association. The Fund may invest in securities issued or guaranteed by any of the foregoing entities or by any other agency or instrumentality established or sponsored by the U.S. Government. Some obligations issued or guaranteed by government agencies or instrumentalities of the U.S. Government are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills; others are backed by the right of the issuer to borrow from the U.S. Treasury or are backed by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities because it is not obligated to do so.

          Commercial Paper: Corporations issue these unsecured promissory notes to finance their short-term credit needs.

          Corporate Obligations: Corporations issue these bonds and notes to finance long-term credit needs. The Fund only invests in corporate obligations which have a maturity when purchased of one year or less.

          Bank Obligations: The Fund may invest in the following obligations issued by banks subject to regulation by the U.S. Government and having total assets of $1 billion or more: certificates of deposit, time deposits, bankers' acceptances. The Fund may also invest in certificates of deposit of savings institutions regulated by the U.S. Government and having total assets of $1 billion or more. The Fund may invest in the securities of foreign branches of U.S. banks, such as negotiable certificates of deposit ("Eurodollar CDs"), and may invest in foreign securities. All such securities must be payable in U.S. dollars. U.S. dollar denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks are not insured by the Federal Deposit Insurance Corporation. (See SPECIAL INVESTMENT TECHNIQUES.)

          Certificates of Deposit of Smaller Banks and Savings Institutions: The Fund may invest in certificates of deposit issued by banks and savings institutions with total assets of less than $1 billion provided they are fully insured in principal amount, but not as to interest, by the Federal Deposit Insurance Corporation, or the National Credit Union Share Insurance Fund. In determining whether and to what extent such securities will be acquired by the Fund, the Investment Adviser will consider factors such as yield, availability of a resale market for certificates of deposit of small institutions, and the effect investments in these securities may have on the Fund's overall liquidity.

Although the Fund seeks to maintain a Net Asset Value of $1 per share for purposes of purchases and redemptions, there can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share. The Fund will be affected by general changes in interest rates resulting in increases or decreases in the value of the obligations held by the Fund. The values of the securities in the portfolio can be expected to vary inversely to the changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its purchase cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was held to maturity, no loss or gain would normally be realized as a result of these fluctuations. Redemptions of shares could require the sale of investments at a time when such a sale might not otherwise be desirable. The ability of the other party to the transaction to perform its obligations to the Fund may determine whether the Fund will receive the principal invested and the interest due.

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may invest in foreign securities. These practices are described in SPECIAL INVESTMENT TECHNIQUES.

Treasury 2000 Fund

The investment objective of the Treasury 2000 Fund is to provide safety of capital and a relatively predictable payout upon portfolio maturity, primarily by investing in Stripped Treasury Securities. Stripped Treasury Securities include U.S. Treasury debt obligations originally issued as bearer bonds which have been stripped of their unmatured interest coupons, coupons which have been stripped from U.S. Treasury bearer bonds, and receipts or certificates for stripped U.S. Treasury debt obligations. Stripped Treasury Securities do not receive any periodic payments of interest and are not subject to early redemption. The Stripped Treasury Securities held by this Fund mature on (have a portfolio maturity date of) November 15, 2000.

Unlike most coupon-bearing bonds, Stripped Treasury Securities are sold at a substantial discount from face value because the buyer of Stripped Treasury Securities receives only the right to receive one future fixed payment on the security and does not receive any rights to periodic interest payments on the security. While Stripped Treasury Securities insulate shareholders from being unable to invest interest payments received at a rate as high as the yield on the original security, they also prevent investing the interest at a higher rate should interest rates raise.

Because of their substantial discount, Stripped Treasury Securities are particularly susceptible to wide fluctuations in value as interest rates increase or decrease. The longer the term to maturity, the more susceptible they will be to a given change in interest rate levels. Variable rates of inflation and economic growth, together with the fiscal and monetary policies adopted to attempt to deal with these and other economic problems, contribute to wide fluctuations in interest rates (and thus in the value of fixed-rate debt obligations like these). Although more volatile, Stripped Treasury Securities avoid reinvestment risk on the increase in value of the security. Avoiding this risk is an important factor in being able to achieve a relatively predictable payout upon portfolio maturity.

In addition to Stripped Treasury Securities, the Treasury 2000 Fund may invest in coupon-bearing Treasury Notes with maturities identical to those of the Stripped Treasury Securities held in the portfolio. The Treasury Notes may be purchased to the extent necessary to maintain sufficient cash flow to pay the Adviser's fees.

On or within 12 months prior to the portfolio maturity date, the securities will be liquidated. (See MANAGEMENT OF THE ULTRA SERIES FUND and OFFER, PURCHASE AND REDEMPTION OF SHARES.) Once the Treasury 2000 Fund has liquidated its portfolio, additional Stripped Treasury Securities with a portfolio maturity date selected at that time may be purchased and the Fund may continue, with liquidation and subsequent refunding occurring from time to time. Operation of the new portfolio would be consistent with the operation of the Treasury 2000 portfolio. If, at the time of the portfolio maturity date for this Fund, it appears not to be in the best interest of the Fund to purchase additional Stripped Treasury Securities, the Fund will distribute its assets and cease operations. (See MANAGEMENT OF THE ULTRA SERIES FUND and OFFER, PURCHASE AND REDEMPTION OF SHARES.)

Consistent with applicable regulatory requirements, the Fund may enter into repurchase agreements and borrow money. Also, the Fund may lend portfolio securities and invest in financial futures and related options. These practices are described in SPECIAL INVESTMENT TECHNIQUES or in the Statement of Additional Information.

                          SPECIAL INVESTMENT TECHNIQUES

Investment Techniques and Instruments Authorized But Not Used

As described above, certain of the Funds may lend portfolio securities and invest in restricted securities, put and call option contracts, stock index futures contracts, financial futures contracts, and options on stock index futures contracts and financial futures contracts in which the Fund can invest. None of the Funds has employed these practices or invested in these instruments during the past year and has no current intention of doing so in the foreseeable future. Each is described in INVESTMENT PRACTICES in the Statement of Additional Information.

Repurchase Agreements

Each Fund may enter into repurchase agreements ("repos") with banks and dealers in U.S. Government securities. Under a repurchase agreement, a Fund may acquire an underlying debt instrument for a relatively short period subject to an obligation of the seller to repurchase and the Fund to resell the instrument at a fixed price and time, thereby determining the yield during the Fund's holding period. The yield during the holding period is insulated from market fluctuations. The yield is not related to the interest rate on the underlying securities. Under the Act, repurchase agreements are considered loans by the Fund. The difference between the total amount to be received upon the repurchase of the securities and the price paid by the Fund upon their acquisition is accrued daily as interest. If the institution defaults on the repurchase agreement, the Fund will retain possession of the underlying securities. In the event of a default by an institution, the Fund may incur certain costs in liquidating the collateral, and could also incur a loss if the proceeds realized upon sale of the underlying obligations are less than the original purchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller, realization on the collateral may be delayed or limited and the Fund may incur additional costs. In such a case, the Fund will be subject to risks associated with changes in the market value of the collateral securities. In order to limit the risks associated with entry into repurchase agreements, the Trustees have adopted the following policies with respect to repurchase agreements. The portfolios will enter into repurchase agreements only (a) with the Ultra Series Fund's custodian bank, (b) with banks (other than the custodian) having capital (and surplus) of at least $1 billion or (c) with major brokerage firms which are among the 10 largest government securities dealers and which have been approved by the Board of Trustees, upon recommendation by the Ultra Series Fund's Investment Adviser. The Fund will obtain collateral in proper form having a market value of not less than 100% of the repurchase price. Such collateral will be U.S. Government obligations as defined under the section describing the Money Market Fund.

Borrowing

All of the Funds may borrow money but only from banks and only for temporary or short-term purposes. Temporary or short-term purposes may include short-term (i.e., five business days) credits for clearing portfolio transactions and borrowing in order to meet redemption requests or to finance failed settlements of portfolio trades. No Fund will borrow for leveraging purposes. Each Fund will maintain a continuous asset coverage of at least 300% (as defined in the Act) with respect to all of its borrowings. Should the value of a Fund's assets decline to below 300% of borrowings, the Fund may be required to sell portfolio securities within three days to reduce the Fund's debt and restore the 300% asset coverage. Borrowing involves interest costs. A Fund will not purchase additional securities while its borrowings exceed 5% of its total assets.

Foreign Securities


Each of the Funds other than the Treasury 2000 Fund may invest up to 10% of its total assets in foreign securities. In addition, the Capital Appreciation Stock Fund and Growth and Income Stock Fund may each invest up to 25% of their total assets in ADRs while the Balanced Fund may invest up to 15% of its total assets in ADRs. For the purposes of these restrictions, ADRs are not considered foreign securities.


Investing in foreign securities involves significant risks not typically associated with investing in domestic securities. Foreign securities may be affected by changes in currency exchange rates, changes in foreign or U.S. laws or restrictions applicable to such investments and in exchange control regulations. Some foreign stock markets have substantially less volume than, for example, the New York Stock Exchange and securities of some foreign issuers may be less liquid than securities of domestic issuers. Commissions and dealer mark-ups on transactions in foreign securities may be higher than for similar transactions in the United States. In addition, clearance and settlement procedures may be different in foreign countries and, in certain markets, on certain occasions, such procedures have been unable to keep pace with the volume of securities transactions, thus making it difficult to conduct such transactions.

Foreign issuers of securities are not generally subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. There may be less publicly available information about a foreign issuer than about a domestic one. In addition, there is generally less government regulation of stock exchanges, brokers, and listed and unlisted issuers in foreign countries than in the United States. Furthermore, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, imposition of withholding taxes on dividend or interest payments, limitations on the removal of funds or other assets of the Fund, or political or social instability or diplomatic developments which could affect investments in those countries.


Investing in foreign government debt securities involves risks not present when investing in securities of foreign corporate issuers. The issuer of the debt or the government authority that controls the repayment of the debt may be unable or unwilling to repay principal or pay interest when due and holders of the debt may have limited recourse in the event of such a default. A sovereign debtor's ability or willingness to repay principal or pay interest in a timely manner may be affected by, among other factors, its cash flow, the extent of its foreign currency reserves, the availability of sufficient foreign exchange on the date repayment is due, the relative size of the debt service burden to the economy as whole, its policy towards principal international lenders and the political constraints to which a sovereign debtor may be subject.


Many foreign securities are represented by ADRs. ADRs represent the right to receive foreign securities deposited in a domestic bank or a foreign correspondent bank. Prices of ADRs are quoted in U.S. dollars, and ADRs are traded in the U.S. on exchanges or over-the-counter and are sponsored by and issued by domestic banks. In general, there is a large, liquid market in the United States for ADRs quoted on a national exchange or the NASD's national market system. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which the they are traded, which standards are more uniform and exacting than those to which many issuers of foreign securities are subject. ADRs do not eliminate all of the risk inherent in investing in foreign securities. To the extent that a Fund acquires ADRs through a bank that does not have a contractual relationship with the issuer of a foreign security underlying the receipt to issue and service the receipt, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. The market value of ADRs is dependent upon the market value of the underlying securities and fluctuations in the value of the currencies in which the underlying security is denominated relative to the U.S. dollar. In addition, lack of information about an issuer of the underlying security may result in inefficiencies in the valuation of the related ADR. However, by investing in ADRs rather than directly in foreign securities, a Fund will avoid currency risks during the settlement period for both purchases and sales.


Lower-Rated Debt Securities

The Bond Fund may invest in debt securities rated lower than the four highest rating categories by S&P and/or Moody's. Such lower-rated securities generally carry greater risk of default and are generally subject to greater market value fluctuation than debt securities rated in the highest four rating categories. If held by the Bond Fund in significant amounts, such securities would increase financial risk and income fluctuation. Lower-rated debt securities have speculative characteristics and changes in economic conditions and other circumstances are more likely to weaken the capacity of issuers of such securities to make principal and interest payments than is the case with issuers of higher rated debt securities. In some cases, lower-rated debt securities may be highly speculative, have poor prospects of reaching investment grade standing or even be in default. See the Statement of Additional Information for more information about lower-rated debt securities.


                       MANAGEMENT OF THE ULTRA SERIES FUND

The Trustees

The overall responsibility for the supervision of the affairs of the Ultra Series Fund vests in the Trustees. CIMCO Inc. (the "Investment Adviser" or "Adviser") has agreed to handle the day-to-day affairs of the Ultra Series Fund. The Trustees meet periodically to review the affairs of the Ultra Series Fund and to establish certain guidelines which the Investment Adviser is expected to follow in implementing the investment objectives and policies of the Ultra Series Fund.

CUNA Mutual Life Insurance Company

The Company is a mutual life insurance company organized under the laws of Iowa, with its home office at 2000 Heritage Way, Waverly, Iowa 50677. The Company is the transfer agent and the dividend disbursing agent for the Ultra Series Fund. The Company owns a one-half interest in CIMCO Inc., the Investment Adviser. On July 1, 1990, the Company entered into a permanent affiliation with the CUNA
Mutual Insurance Society, 5910 Mineral Point Road, Madison, Wisconsin 53705. CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin 53705, is an investment subsidiary wholly-owned by CUNA Mutual. CUNA Mutual Investment Corporation owns a one-half interest in the Investment Adviser. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter for the Ultra Series Fund. Both the Company and CUNA Mutual are mutual insurance companies owned by their policyholders.

The Investment Adviser

Since the inception of the Ultra Series Fund, the Investment Adviser has been CIMCO Inc. The Investment Adviser was established July 6, 1982. It provides investment advice to the Ultra Series Fund, pension funds, to the Company and its subsidiaries and to CUNA Mutual and its subsidiaries. The majority of the Board of Directors of the Investment Adviser are independent of CUNA Mutual Group. The principal place of business of the Investment Adviser is 5910 Mineral Point Road, Madison, WI 53705.

The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through service agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that the Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for these services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                              Management Fee Table

Series                                              Management Fee
------                                              --------------
Capital Appreciation Stock                          0.80 %
Growth & Income Stock                               0.60 %
Balanced                                            0.70 %
Bond                                                0.55 %
Money Market                                        0.45 %
Treasury 2000                                       0.45 %


The Ultra Series Fund anticipates that under the Management Agreement, each Fund will incur expenses, other than the above management fees, equal to approximately .01% of its average daily net assets for the remainder of the 1998 fiscal year.



                    OFFER, PURCHASE AND REDEMPTION OF SHARES

Pursuant to a Distribution Agreement, CUNA Brokerage Services, Inc. serves as principal underwriter for the Ultra Series Fund. CUNA Brokerage Services, Inc. has its principal place of business at 5910 Mineral Point Road, Madison, Wisconsin 53705.


Currently, each series of shares is divided into Class C and Class Z shares. Class C and Class Z shares are identical except for the fact that the net asset value of each Class C share reflects a distribution fee assessed against the assets of each Fund supporting Class C shares pursuant to a distribution plan (the "Distribution Plan"), described below, adopted in accordance with Rule 12b-1 under the Act. (See also EXPENSE TABLE.) Both Classes of each series of shares of the Ultra Series Fund are sold in a continuous offering. The Ultra Series Fund generally offers Class Z shares to separate accounts of CUNA Mutual Group insurance companies and to qualified pension and retirement plans of CUNA Mutual Group companies and offers Class C shares to separate accounts of insurance companies and to qualified pension and retirement plans that are not affiliated with CUNA Mutual Group. Where either Class of shares is offered to insurance company separate accounts, such separate accounts support either variable annuity contracts or variable life insurance contracts. Net purchase payments under such contracts are placed in one of the subaccounts of the separate accounts and assets of each such subaccount are invested in shares of a Fund of the Ultra Series Fund corresponding to that subaccount.


The CUNA Mutual Group affiliated separate accounts and qualified pension or retirement plans purchase and redeem Class Z shares of the Ultra Series Fund at net asset value without sales or redemption charges. Unaffiliated insurance company separate accounts and qualified pension or retirement plans purchase and redeem Class C shares of the Ultra Series Fund at net asset value without sales or redemption charges but may be subject to an additional distribution fee pursuant to the Distribution Plan.


On each day on which a Fund's net asset value is calculated, the Company transmits to the Ultra Series Fund any orders to purchase or redeem the various Classes and series of shares based on purchase payments, redemption (surrender) requests, and transfer requests from owners of variable annuity or variable life insurance contracts, or annuitants and beneficiaries under such contracts, that have been processed on that day. The Company purchases and redeems shares of each Fund at that Fund's net asset value per share calculated as of that same day although such purchases and redemptions may be executed the next morning. Other insurance companies having separate accounts making investments in the Ultra Series Fund follow substantially identical procedures. Qualified pension and retirement plans may purchase and redeem shares on a similar basis pursuant to procedures agreed upon by the Ultra Series Fund, CUNA Brokerage Services, Inc. and the plan.


Owners of individual variable annuity contracts and variable life insurance contracts should refer to the separate prospectuses for such contracts for a more detailed description of the procedures whereby a contract owner, annuitant, or beneficiary under such contracts may allocate his or her interest in a separate account to a subaccount using one of the series of shares of the Ultra Series Fund as an underlying investment medium. Participants in qualified pension or retirement plans should refer to appropriate plan documents for a more detailed description of the procedures whereby they may allocate their interest in the plan to a subaccount using one of the series of shares of the Ultra Series Fund as an underlying investment medium.

Treasury 2000 Fund Only: The Ultra Series Fund anticipates demand for shares in the Treasury 2000 Fund to decrease as the portfolio maturity date approaches. Also, as the Maturity Date approaches, it may not be possible to purchase additional Stripped Treasury Securities with a portfolio maturity date which is the same as the Stripped Treasury Securities in the Fund. Accordingly, the Ultra Series Fund reserves the right to stop selling shares in the Treasury 2000 Fund at any time that the Trustees decide further sale of shares in the Treasury 2000 Fund is not in the best interest of the Fund. On or within 12 months prior to maturity of the portfolio the securities will be liquidated, and the proceeds (after deductions for accrued but unpaid fees, taxes and governmental and other charges) will be automatically reinvested at the current Net Asset Value in the Money Market Fund, unless an owner of a variable contract directs otherwise. No charge will be made for reinvestment of these proceeds. No later than 45 days before the portfolio maturity date, the Ultra Series Fund will mail to each owner of a variable contract with an interest in the Treasury 2000 Fund a Notice of Impending Maturity. The notice will state that on the date the portfolio matures, the proceeds allocable to each owner of a variable contract will be automatically reinvested in the Money Market Fund in accordance with the procedures set out above. Proceeds will be reinvested in another Fund if the Ultra Series Fund receives a written request 5 days before portfolio maturity.

The Distribution Plan: The Ultra Series Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Act under which the Ultra Series Fund bears certain expenses relating to the distribution of Class C shares. The
Distribution Plan provides for the Ultra Series Fund to pay CUNA Brokerage Services, Inc. a distribution fee equal, on an annual basis, to 0.25% of the average daily net assets of each Fund attributable to Class C shares. The distribution fee is calculated and accrued daily and paid quarterly or at such other intervals as the Ultra Series Fund and CUNA Brokerage Services, Inc. agree. The distribution fee is paid solely out of each Fund's assets supporting Class C shares. This means that the net asset value of Class C shares reflects the daily accrual of the fee but that the net asset value of Class Z shares is not affected by the distribution fee and no distribution fee is supported by assets of any Fund representing Class Z shares.

Under the Distribution Plan, CUNA Brokerage Services, Inc. receives the entire amount of the distribution fee and may spend any amount of the fee that it considers appropriate to finance any activity that is primarily intended to result in the sale of Class C shares. CUNA Brokerage Services, Inc. does not have to spend all of the distribution fee and can spend more than the amount of the fee to finance activities intended to result in the sale of Class C shares. If CUNA Brokerage Services, Inc. spends less than the entire amount of the fee in any period, it may keep the amounts not spent. If CUNA Brokerage Services, Inc. spends more than the amount of the fee in any period, The Ultra Series Fund will not reimburse CUNA Brokerage Services, Inc. for the difference.

Activities primarily intended to result in the sale of Class C shares include, among others: (a) compensation to employees of CUNA Brokerage Services, Inc.;
(b) compensation to and expenses, including overhead and telephone expenses, of CUNA Brokerage Services, Inc., other selected broker-dealers, and insurance companies who engage in or support activities primarily intended to result in the sale of Class C shares; (c) the costs of printing and distributing prospectuses, statements of additional information and annual and interim reports of the Ultra Series Fund for prospective Class C shareholders; (d) the costs of preparing, printing and distributing sales literature and advertising materials attributable to Class C shares; (e) expenses relating to the formulation and implementation of marketing strategies and promotional activities relating to Class C shares such as direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; and (f) the costs of obtaining such information, analyses and reports with respect to marketing and promotional activities and investor accounts as The Ultra Series Fund may, from time to time, deem advisable.

                               GENERAL INFORMATION

Shareholder Rights

Pursuant to current interpretations of the Act, the Company will solicit voting instructions from owners of variable annuity or variable life insurance contracts issued by it with respect to any matters that are presented to a vote of shareholders. Insurance companies not affiliated with the CUNA Mutual Group will generally follow similar procedures. On any matter submitted to a vote of shareholders, all shares of the Ultra Series Fund then issued and outstanding and entitled to vote shall be voted in the aggregate and not by series or Class, except for matters concerning only a series or Class. Certain matters approved by a vote of the shareholders of the Ultra Series Fund may not be binding on a series or Class whose shareholders have not approved such matter. This is the case if the matter affects interests of that series or Class which are not identical with the interests of all other series and Classes such as a change in investment policy, approval of the Investment Adviser or a material change in the Distribution Plan and failure by the holders of a majority of the outstanding voting securities of the series or Class to approve the matter. The holder of each share of each series or Class of stock of the Ultra Series Fund shall be entitled to one vote for each full dollar of net asset value and a fractional vote for each fractional dollar of net asset value attributed to the shareholder.

The Ultra Series Fund is not required to hold annual meetings of shareholders and does not plan to do so. The Trustees may call special meetings of shareholders for action by shareholder vote as may be required by the Act or the Declaration of Trust. The Trustees have the power to alter the number and the terms of office of the Trustees, and may lengthen their own terms or make their terms of unlimited duration and appoint their successors, provided always at least a majority of the Trustees have been elected by the shareholders of the Ultra Series Fund. The Declaration of Trust provides that shareholders can remove Trustees by a vote of two-thirds of the outstanding shares and the Declaration of Trust sets out procedures to be followed.

Inquiries

Any inquiries regarding the Ultra Series Fund should be directed to CUNA Brokerage Services, Inc., 2000 Heritage Way, Waverly, Iowa 50677, (800) 798-5500 or (319) 352-4090.

Dividends

All dividends (except those from the Treasury 2000 Fund) are distributed to the separate accounts for variable products and qualified pension or retirement plans and then automatically reinvested in the Ultra Series Fund shares. Dividends from the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds, will be declared and reinvested quarterly in additional full and fractional shares, and dividends of capital gains from these Funds will be declared and reinvested at least annually in additional full and fractional shares. In no event will capital gain dividends be declared and paid more frequently than allowed under SEC rules. Annually, the Treasury 2000 Fund will declare a consent dividend for income tax purposes.

The Ultra Series Fund Performance

The Ultra Series Fund may distribute sales literature showing total return performance. Total return calculations are based on historical results and are not intended to indicate future performance. Total return will vary over time depending on market conditions, assets owned and operating expenses. Information about the performance of the Ultra Series Fund is contained in the annual report to shareholders which may be obtained without charge from the address shown on the first page of this Prospectus.


Total return figures distributed by the Ultra Series Fund will show the change in value of an investment in the Ultra Series Fund from the beginning of the measuring period to the end of the measuring period. All dividends and capital gains are assumed to be immediately reinvested. Average annual total return is calculated by determining the growth or decline in value of a $1,000 hypothetical investment over a stated period and then calculating the annually compounded percentage rate that would have produced the same ending value if the rate of growth or decline in value had been constant during the entire period. The actual rate of growth or decline varies over time, rather than being constant, so actual year-to-year performance will be different from "average" annual return. The Ultra Series Fund will show average annual total returns for 1, 3, 5 and 10 year periods (or, if shorter, the period since inception) and may show actual and average total returns for other periods. The Ultra Series Fund may also show cumulative return, computed by dividing the value at the end of the period by the value at the beginning of the period. Cumulative total return may be shown either as a percentage change or as a dollar value. Performance data may be shown in the form of graphs, charts, tables and numerical examples.


The Ultra Series Fund may also distribute sales literature showing yield figures for its Money Market Fund. Yield figures are based on historical earnings and are not intended to indicate future performance. The yield of the Money Market Fund refers to the income generated by an investment in the Fund over the stated seven-day period. This income is then annualized, that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned is assumed to be reinvested or "compounded." The effective yield will be slightly higher than the yield because of the effect of assumed reinvestment.

The Ultra Series Fund may distribute sales literature comparing its total returns to standard industry measures, for example, the Dow Jones Industrial Average, one or more of the Standard & Poor's or Frank Russell Company stock indexes, one or more of the Lehman Brothers bond indexes, the consumer price index, and data published by Lipper Analytical Services, Morningstar, Inc., and Ibbotson Associates. The Dow Jones Industrial Average (DJIA) is a market value-weighted, unmanaged index of 30 large industrial stocks traded on the New York Stock Exchange. The Standard and Poor's and Frank Russell Company stock indexes are unmanaged, market value weighted indexes of various industrial, transportation, utility and financial companies, grouped by size of market capitalization, valuation characteristics (i.e. growth or value) or other attributes. The Lehman Brothers bond indexes represent unmanaged groups of fixed income securities of various issuers and terms to maturity which are representative of bond market performance. The consumer price index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Analytical Services and Morningstar, Inc. are independent services that monitor performance of mutual funds and insurance company separate accounts. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Ibbotson Associates annually updates "Stocks, Bonds, Bills and Inflation" (SBBI) which compares historical investment returns and trends over specified periods. To show how different types of investments have performed over time, a chart has been included as Appendix A.

The volatility of each Fund may be compared to the volatility of the relevant market as a whole. "Beta" is a measure of the sensitivity of a particular asset or a particular Fund relative to the marketplace in which it is traded. The beta of the market is 1.0 which serves as a benchmark to assess other assets including the six Funds within the Ultra Series Fund. Beta is a measure of the degree to which the return on the asset or the Fund moved relative to how the return of the relevant market moved. A number that is both positive and less than 1.0 means that the asset or Fund moved in the same direction as the market but to a smaller degree. In other words, a beta of less than 1.0 indicates less volatility (less investment risk) than the market.

Standard deviation measures the volatility of actual periodic returns around a trendline of average returns. For example, a portfolio that grew over a five-year period at an average annual total return of 10% with a standard deviation of 15% would be much more volatile (would involve more investment risk) than a portfolio that grew at an average annual total return of 8% with a standard deviation of 5%. The latter portfolio might meet the investment needs of a risk averse investor better than the former portfolio.

Tax Status

The Ultra Series Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). The Ultra Series Fund expects to distribute all of its net investment income and net realized capital gains to its shareholders (the separate accounts and qualified plans) to avoid imposition of an Ultra Series Fund-level income or excise tax. The Ultra Series Fund will inform its shareholders (the separate accounts and qualified plans) of the amount and nature of all distributions. Each Fund is treated as a separate entity for federal income tax purposes, and therefore, the investments and results of the Funds are determined separately for purposes of determining whether the Ultra Series Fund qualifies as a "regulated investment company" and for purposes of determining net investment income or loss and net realized capital gain or loss. Additional tax information appears in the Statement of Additional Information.

Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. Please refer to the appropriate tax disclosure in the prospectuses related to a separate account and to its related variable annuity or variable life insurance contract for more information on the taxation of life insurance companies, separate accounts, as well as the tax treatment of variable annuity and variable life insurance contracts and the holders thereof.

Each Fund intends to comply with the diversification requirements of section 817(h) of the Code and the regulations thereunder. These requirements are in addition to the diversification requirements imposed on each Fund by Subchapter M and the Act. These requirements place certain limitations on the assets of each separate account that may be invested in the securities of a single issuer. Because section 817(h) and the regulations thereunder treat each Fund's assets as assets of the related separate account, these limitations apply to each Fund's assets that may be invested in the securities of a single issuer. Failure of a Fund to satisfy the section 817(h) requirements would result in taxation of the separate accounts, the insurance company, the variable annuity contracts and variable life insurance contracts, and tax consequences to the holders thereof, other than as described in the respective variable contract prospectuses.

Net Asset Value

Funds' shares are sold and redeemed at a price equal to the shares' Net Asset Value with no sales or other charges. Net Asset Value is determined by adding the total current values of each Fund's securities, cash, receivables, and other assets and then subtracting all liabilities. Net Asset Value per share is calculated on each Valuation Day at the earlier of 3:00 p.m. Central Standard Time or the close of the New York Stock Exchange.


A Valuation Day is any day the New York Stock Exchange is open for business, except for Company holidays, including Thanksgiving, Christmas, the final scheduled workday preceding Christmas, New Year's Day and Independence Day. The holiday will be observed on the day itself for those days which fall Monday through Friday, the day immediately preceding for those days which fall on a Saturday, and the day immediately following for those days which fall on a Sunday. Federal securities regulations will be followed in case of an emergency which makes valuation extremely difficult, for example, fire, blizzard or tornado.


Funds' shares will be purchased and redeemed at the Net Asset Value next determined after receipt of a sales order or request for redemption. The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds will value their assets based on market value if such a value can be established. If not, a good faith determination will be made by or at the direction of the Trustees. Short-term investments having maturities of 60 days or less will be valued at amortized cost. The Money Market Fund will value its portfolio assets using the amortized cost method. This method is designed to stabilize the Net Asset Value at $1.00 per share. More information about the calculation of Net Asset Value is in the Statement of Additional Information.


                             PREPARING FOR YEAR 2000

Like all financial service providers, the Company and its affiliates utilize systems that may be affected by Year 2000 transition issues, and they rely on service providers, including administrators and investment managers, that also may be affected. The Company and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the negative impact on the Company or its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on their services provided in connection therewith, as a result of Year 2000 transition implementation. The Company and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's or its affiliates' services at that time.

                                   APPENDIX A


The chart depicts the growth of a dollar invested in common stocks, small company stocks, long-term government bonds, Treasury bills and an index of inflation over the period from the end of 1925 to the end of 1997. Results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not accounted for except in the small stock index starting in 1982. The chart was prepared to show changes in the market value of securities, not returns on variable life and annuity contracts. The chart does not reflect any of the charges made at the separate account level or at the mutual fund level of a variable contract.


The chart shows how stocks, bonds and bills have performed in the past. The chart illustrates the basic relationship between risk and return. Treasury bills had the least investment risk and the lowest investment return. Stocks had the most investment risk and the highest investment return. The common stock performance shown is based on the Standard and Poor's 500 stock index, a market value weighted index of industrial, financial, utility and transportation stocks. The chart is a historical record of the past. It is not a projection of future return.


At this place, the document shows a graphic representation of the information set forth above.


Used with permission. (C) 1998 Ibbotson Associates, Inc. Al rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

                       STATEMENT OF ADDITIONAL INFORMATION

                                ULTRA SERIES FUND
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (319) 352-4090


THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS FOR THE ULTRA SERIES FUND WHICH IS REFERRED TO HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS, DATED MAY 1, 1998, CALL OR WRITE CUNA BROKERAGE SERVICES, INC., 2000 HERITAGE WAY, WAVERLY, IOWA 50677, (319) 352-4090, (800) 798-5500.


                                   MAY 1, 1998

                             TABLE OF CONTENTS                             PAGE


GENERAL INFORMATION...........................................................1

INVESTMENT PRACTICES..........................................................1

Lending Portfolio Securities..................................................1
Restricted Securities.........................................................1
Foreign Securities............................................................2
Put and Call Options..........................................................2
Financial Futures and Related Options.........................................3
Stock Index Futures and Related Options.......................................4
Bond Fund Practices...........................................................4

INVESTMENT LIMITATIONS........................................................5

PORTFOLIO TURNOVER............................................................6

LOWER-RATED DEBT SECURITIES...................................................6

MANAGEMENT OF THE FUND........................................................7

Officers and Trustees.........................................................7
Trustees Compensation.........................................................8
Substantial Shareholders......................................................8
Beneficial Owners.............................................................8

THE INVESTMENT ADVISER........................................................9

EXPENSES OF THE FUND.........................................................11

DISTRIBUTION PLAN AND AGREEMENT..............................................10

CUSTODIAN....................................................................11

INDEPENDENT AUDITORS.........................................................11

BROKERAGE....................................................................11

HOW SECURITIES ARE OFFERED...................................................12

Distributor..................................................................12
Transfer Agent...............................................................12

NET ASSET VALUE OF SHARES....................................................12

Money Market Fund............................................................12
Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond,
  and Treasury 2000 Funds....................................................13

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................13

Options and Futures Transactions.............................................15
Straddles....................................................................15

CALCULATION OF YIELDS AND TOTAL RETURNS......................................16

Money Market Fund Yields.....................................................15
Other Fund Yields............................................................16
Average Annual Total Returns.................................................17
Other Total Returns..........................................................17

DESCRIPTION OF BOND RATINGS (AS PUBLISHED BY THE RATING SERVICES)............18

DESCRIPTION OF COMMERCIAL PAPER RATINGS (AS PUBLISHED BY THE RATING SERVICES)19

FINANCIAL STATEMENTS.........................................................19

                               GENERAL INFORMATION

The Ultra Series Fund is an investment company consisting of six separate investment portfolios or funds (each, a "Fund") each of which has a different investment objective(s). Each Fund is a diversified, open-end management investment company, commonly known as a mutual fund. The six Funds are: Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, Money Market, and Treasury 2000. The Ultra Series Fund was organized under the laws of the Commonwealth of Massachusetts on September 16, 1983, and is a Massachusetts Business Trust. Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Ultra Series Fund. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Ultra Series Fund and requires that notice of such disclaimer be given in each instrument entered into or executed by the Ultra Series Fund. The Declaration of Trust provides for indemnification out of the Ultra Series Fund property for any shareholder held personally liable for the obligations of the Ultra Series Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Ultra Series Fund itself would be unable to meet its obligations.

                              INVESTMENT PRACTICES

The Ultra Series Fund Prospectus describes the investment objective and policies of each of the six Funds. The following information is provided for those investors wishing to have more comprehensive information than that contained in the Prospectus. Within the past year, no Fund has employed any of the following practices: lending of portfolio securities, investing in restricted securities, investing in foreign securities, investing in options, financial futures, stock index futures and related options. No Fund has a current intention of employing these practices in the foreseeable future.

If the Ultra Series Fund enters into futures contracts or call options thereon, reverse repurchase agreements, firm commitment agreements or standby commitment agreements, the Ultra Series Fund will obtain approval from the Board of Trustees to establish a segregated account with the custodian of the Ultra Series Fund. The segregated account will hold liquid assets such as cash, U.S. government assets and high grade debt obligations. The cash value of the segregated account will be not less than the market value of the futures contracts and call options thereon, reverse repurchase agreements, firm commitment agreements and standby commitment agreements.

Lending Portfolio Securities

All Funds, except the Money Market Fund, may lend portfolio securities. Such loans will be made only in accordance with guidelines established by the Trustees and on the request of broker-dealers or institutional investors deemed qualified, and only when the borrower agrees to maintain cash or U.S. Treasury bills as collateral with the Fund equal at all times to at least 100% of the value of the securities. The Fund will continue to receive interest or dividends on the securities loaned and will, at the same time, earn an agreed-upon amount of interest on the collateral which will be invested in readily marketable short-term obligations of high quality. The Fund will retain the right to call the loaned securities and intends to call loaned voting securities if important shareholder meetings are imminent. Such security loans will not be made if, as a result, the aggregate of such loans exceeds 30% of the value of the Fund's assets. The Fund may terminate such loans at any time. While there may be delays in recovery of loaned securities or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to firms deemed by the Investment Adviser to be in good standing and will not be made unless, in the judgment of the Investment Adviser, the consideration to be earned from such loans would justify the risk.

Restricted Securities


Each Fund, except the Money Market and Treasury 2000 Funds, may invest up to 10% of their total assets in restricted securities. Securities regulations limit the resale of restricted securities which have been acquired through private placement transactions, directly from the issuer or from security holders, generally at higher yields or on terms more favorable to investors than comparable publicly traded securities. Privately placed securities are often not readily marketable and ordinarily can be sold only in privately negotiated transactions to a limited number of purchasers or in public offerings made pursuant to an effective registration statement under the Securities Act of 1933. Private or public sales of such securities by the Fund may involve significant delays and expense. Private sales require negotiations with one or more purchasers and generally produce less favorable prices than the sale of comparable unrestricted securities. Public sales generally involve the time and expense of preparing and processing a registration statement under the Securities Act of 1933 and may involve the payment of underwriting commissions; accordingly, the proceeds may be less than the proceeds from the sale of securities of the same class which are freely marketable. Restricted securities in each Fund will be valued at fair value as determined in good faith by or at the direction of the Trustees for purposes of determining the Fund's Net Asset Value. Such securities, when possible, will be valued on a comparative basis to securities with similar characteristics for which market prices are available.

Foreign Securities


All Funds, except the Treasury 2000 Fund, may invest in foreign securities. Investment in foreign issuers involves investment risks that are different, in some respects, from an investment in U.S. domestic issuers. Such risks may include foreign political and economic developments. Publicly available information concerning issuers located outside the United States may not be comparable in scope or depth of analysis to that generally available for publicly held U.S. issuers. Accounting and auditing practices and financial reporting requirements may vary significantly from country to country and generally are not comparable to those applicable to publicly held U.S. corporations. In the event of default, debt obligations of foreign issuers may be difficult to enforce. The Investment Adviser will make every effort to analyze potential investments in foreign issuers on the same basis as the rating services analyze domestic issuers but because public information is not always comparable to that available on domestic issuers, this may not be possible.
Therefore, while the Investment Adviser will make every effort to select investments in foreign securities on the same basis relative to quality and risk as its investments in domestic securities, this may not always be possible. No Fund will invest more than 10% of its total assets in foreign securities. ADRs are not considered foreign securities for this purpose. However, the Capital Appreciation Stock Fund and Growth and Income Stock Fund may invest up to 25% of assets, and the Balanced Fund may invest up to 10% of assets in American Depository Receipts.


Put and Call Options

All Funds, except the Money Market Fund, may engage in the purchase, sale and writing of put and call options that are traded on U.S. exchanges and boards of trade. A call option is a contract (generally having a duration of nine months or less) pursuant to which the purchaser of the call option in return for a premium paid, has the right to buy the security or instrument underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option, to deliver the underlying security or instrument against payment of the exercise price during the option period. A put option is a similar contract which gives the purchaser of the put option, in return for a premium, the right to sell the underlying security or instrument at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security or instrument, upon exercise, at the exercise price during the option period.

The writing of a call option is "covered" if the Fund owns the underlying security or instrument covered by the call or has an absolute and immediate right to acquire that security or instrument without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities or instruments held in its portfolio. The writing of a call option is also covered if the Fund holds a call on an equivalent amount of the same security or instrument as the call written where the exercise price of the call held is equal to or less than the exercise price of the call written or greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Treasury bills or other high grade short-term obligations in a segregated account with its custodian. The writing of a put option is "covered" if the Fund maintains cash, U.S. Treasury bills or other high grade short-term obligations with a value equal to the exercise price in a segregated account with its custodian, or else holds a put on an equivalent amount of the same security or instrument as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written. The premium paid by the purchaser of an option will reflect, among other things, the relationship of the exercise price to the market price and volatility of the underlying security or instrument, the remaining term of the option, supply and demand, and interest rates.

If the writer of an option wishes to terminate his obligation, he may effect a "closing purchase transaction." This is accomplished by buying an option of the same kind as the option previously written. The effect of the purchase is that the writer's position will be canceled by the clearing corporation. However, a writer may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate his position by effecting a "closing sale transaction."
This is accomplished by selling an option of the same kind as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security or instrument with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or short-term securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities or instruments subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security or instrument from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security or instrument.

The Fund may write put and call options only if they are covered, and the options must remain covered so long as a Fund is obligated as a writer.

An option position may be closed out only on an exchange or board of trade which provides a secondary market for an option of the same kind. Although the Fund will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or board of trade may exist. In such event it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of call options and upon the subsequent disposition of underlying securities or instruments acquired through the exercise of call options or upon the purchase of underlying securities or instruments for the exercise of put options. If the Fund, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security or instrument until the option expires or it delivers the underlying security or instrument upon exercise.

The use of put and call options is restricted to no more than twenty percent (20%) of the net assets in the Fund using such option.

Financial Futures and Related Options

The Balanced, Bond, and Treasury 2000 Funds may engage in transactions in financial futures contracts or related options, but only as a hedge against changes in the values of securities held in the Fund's portfolio resulting from market conditions or which it intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell financial futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed five percent (5%) of the market value of the Fund's total assets.

Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills, known as initial margin. The nature of initial margin in futures transactions is different from that of margin in securities transactions in that a futures contract margin does not involve the borrowing of funds by a customer to finance the transaction. Rather, the initial margin is in the nature of a performance bond or a good faith deposit on a contract which is returned to the Fund upon termination of the Fund's contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian will be made on a daily basis as the price of the underlying securities or instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of financial futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities or instruments which are the subject of the hedge. The price of the futures contract may move more than or less than the price of the securities or instruments being hedged. If the price of the futures contract moves less than the price of the securities or instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities or instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures. If the price of the futures contract moves more than the price of the securities or instruments being hedged, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities or instruments. To compensate for the imperfect correlation of movements in the price of securities or instruments being hedged and movements in the price of the futures contracts, the Fund may buy or sell financial futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the futures. Conversely, the Fund may buy or sell fewer financial futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the futures.

The financial impact of any use of financial futures is subject to movements in interest rates. For example, if the Fund is hedged against the possibility of a rise in interest rates, adversely affecting the value of bonds held in its portfolio, and bond prices increase instead, the Fund will lose part or all of the benefit of the increased value of its bonds which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Stock Index Futures and Related Options


The Capital Appreciation Stock, Growth and Income Stock, and Balanced Funds may engage in transactions in stock index futures contracts or related options, but only as a hedge against changes resulting from market conditions in the values of securities held in the Fund's portfolio or which the Fund intends to purchase and where the transactions are economically appropriate to the reduction of risks inherent in the ongoing management of the Fund. A Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, more than one-third of its net assets would be hedged. In addition, a Fund may not purchase or sell stock index futures or purchase related options if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed twenty percent (20%) of net assets.


Unlike when a Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the custodian under the name of the futures commission merchant an amount of cash or U.S. Treasury bills known as initial margin. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by a customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called "variation margin," to or from the custodian, will be made on a daily basis as the price of the underlying stock index fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "mark to the market." At any time prior to expiration of the futures contract, the Fund may elect to close the position by taking an opposite position which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain.

There are several risks in connection with the use of stock index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the price of the stock index futures contract and movements in the price of the securities which are the subject of the hedge. The price of the stock index future may move more than or less than the price of the securities being hedged. If the price of the stock index futures contract moves less than the price of the securities which are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract. If the price of the futures contract moves more than the price of the stock, the Fund will experience either a loss or a gain on the futures contract which will not be completely offset by movements in the price of the securities which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of the stock index futures, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the historical volatility of the prices of such securities has been greater than the historical volatility of the index. Conversely, the Fund may buy or sell fewer stock index futures contracts if the historical volatility of the price of the securities being hedged is less than the historical volatility of the stock index.

The financial impact of any use of stock index futures is subject to movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting stocks held in its portfolio and stock prices increase instead, the Fund will lose part or all of the benefit of the increased value of its stocks which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

Compared to the use of stock index futures, the purchase of options on stock index futures involves less potential risk because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the use of an option on a stock index future would result in a loss when the use of a stock index future would not, such as when there is no movement in the level of the index.

Bond Fund Practices


The Bond Fund will emphasize investment grade, primarily intermediate term securities. If an investment grade security is downgraded by the rating agencies or otherwise falls below the investment quality standards stated in the Prospectus, management will retain that instrument only if management believes it is in the best interest of the Fund. The Fund may invest more than twenty percent (20%) of total assets in corporate debt securities which are not in the four highest ratings by Standard and Poor's Corporation or Moody's Investors Service, Inc. The Fund may also invest in debt options, interest rate futures contracts, and options on interest rate futures contracts.


The Fund may utilize interest rate futures and options to manage the risk of fluctuating interest rates. These instruments will be used to control risk or obtain additional income and not with a view toward speculation. The Fund will invest only in futures and options which are traded on U.S. exchanges or boards of trade.

In the fixed income securities market, purchases of some issues are occasionally made under firm (forward) commitment agreements. Purchases of securities under such agreements can involve risk of loss due to changes in the market rate of interest between the commitment date and the settlement date. As a matter of operating policy, the Fund will not commit itself to forward commitment agreements in an amount in excess of 25% of net assets and will not engage in such agreements for leveraging purposes. For purposes of this limitation, forward commitment agreements are defined as those agreements involving more than five business days between the commitment date and the settlement date.


                             INVESTMENT LIMITATIONS

The Ultra Series Fund has adopted the following restrictions and policies relating to the investment of assets and the activities of each Fund. The policies in this INVESTMENT LIMITATION section are fundamental and may not be changed for a Fund without the approval of the holders of a majority of the outstanding votes of that Fund (which for this purpose and under the Investment Company Act of 1940 (the "Act") means the lesser of (i) sixty-seven percent (67%) of the outstanding votes attributable to shares represented at a meeting at which more than fifty percent (50%) of the outstanding votes attributable to shares are represented or (ii) more than fifty percent (50%) of the outstanding votes attributable to shares). None of the Funds within the Ultra Series Fund may:

1. Borrow money in excess of one-third of the value of its total assets taken at market value (including the amount borrowed) and then only from banks as a temporary measure for extraordinary or emergency purposes. This borrowing provision is not for investment leverage, but solely to facilitate management of a Fund by enabling the Fund to meet redemption requests where the liquidation of an investment is deemed to be inconvenient or disadvantageous. Monies used to pay interest on borrowed funds will not be available for investment. A Fund will not make additional investments while it has borrowings outstanding.

2. Underwrite securities of other issuers, except that a Fund may acquire portfolio securities under circumstances where, if the securities are later publicly offered or sold by the Fund, it may be deemed to be an underwriter for purposes of the Securities Act of 1933.

3. Invest over twenty-five percent (25%) of assets taken at its market value in any one industry. Securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry for purposes of these rules. Telephone, gas, and electric utility industries shall be considered separate industries.

4. Purchase or sell commodities, commodity contracts (except futures contracts), foreign exchange or real estate, including interests in real estate investment trusts whose securities are not readily marketable or invest in oil, gas or other mineral development or exploration programs. (This does not prohibit investment in the securities of corporations which own interests in commodities, foreign exchange, real estate or oil, gas or other mineral development or exploration programs.)

5. Invest more than five percent (5%) of the value of the assets of a Fund in securities of any one issuer, except in the case of the securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

6. Invest in securities of a company for the purpose of exercising control or management.

7. Invest in securities issued by any other registered investment companies in excess of five percent (5%) of total assets, nor in excess of three percent (3%) of the assets of the acquired investment company. Not more than ten percent (10%) of total assets taken at market value will be invested in such securities.

8. Purchase or sell real estate, except a Fund may purchase securities which are issued by companies which invest in real estate or interests therein.

9. Issue senior securities as defined in the Act, except insofar as a Fund may be deemed to have issued a senior security by reason of (a)
         entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; (c) lending portfolio securities; (d) purchasing securities on a when-issued or delayed delivery basis; or (e) accommodating short sales. If the asset coverage falls below three hundred percent (300%), when taking into account items (a) through (e), a Fund may be required to liquidate investments to be in compliance with the Act.

10. Lend portfolio securities in excess of thirty percent (30%) of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Trustees, including maintenance of collateral of the borrower at least equal at all times to the current market value of the securities loaned.

11. Invest in illiquid assets (which include repurchase agreements that do not mature within seven (7) days, non-negotiable time deposits maturing in over seven (7) days, restricted securities, and other securities for which there is no ready market) in an amount in excess of ten percent (10%) of the value of its total assets.

12. Make loans (the acquisition of bonds, debentures, notes and other securities as permitted by the investment objectives of a Fund shall not be deemed to be the making of loans) except that a Fund may purchase securities subject to repurchase agreements under policies established by the Trustees.

13. Invest in foreign securities in excess of ten percent (10%) of the value of its total assets.

Except for the limitations on borrowing from banks, if the above percentage restrictions are adhered to at the time of investment, a later increase or decrease in such percentage resulting from a change in values of securities or amount of net assets will not be considered a violation of any of the foregoing restrictions.

The Money Market Fund may not write put or call options, purchase common stock or other equity securities or purchase securities on margin or sell short. The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds may not purchase securities on margin or sell short. However, each Fund may obtain such short-term credits as may be necessary for the clearance of transactions and may make margin payments in connection with transactions in futures and related options as permitted by its investment policies.

                               PORTFOLIO TURNOVER

While the Money Market Fund is not subject to specific restrictions on portfolio turnover, it generally does not seek profits by short-term trading. However, it may dispose of a portfolio security prior to its maturity where disposition seems advisable because of a revised credit evaluation of the issuer or other considerations. Because money market instruments have short maturities, the Fund expects to have a high portfolio turnover, but since brokerage commissions are not customarily charged on money market instruments, a high turnover should not affect Net Asset Value or net investment income.


The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds will trade whenever, in management's view, changes are appropriate to achieve the stated investment objectives. Management does not anticipate that unusual portfolio turnover will be required and intends to keep such turnover to moderate levels consistent with the objectives of each Fund. Although management makes no assurances, it is expected that the annual portfolio turnover rate will be generally less than 100%. This would mean that normally less than 100% of the securities held by the Fund would be replaced in any one year (excluding turnover of securities having a maturity of one year or less). The portfolio turnover rate for the fiscal year ended December 31, 1996, for each Fund is as follows: Capital Appreciation Stock, 49.8%; Growth and Income Stock, 40.6%; Balanced, 33.5% (Stocks, 23.2%; Bonds, 10.3%); Bond, 25.7%;
and Treasury 2000, 0.0%. The portfolio turnover rate for the fiscal year ended December 31, 1997, for each Fund was as follows: Capital Appreciation Stock, 17.06%; Growth and Income Stock, 20.39%; Balanced, 21.15% (Stocks, 8.67%; Bonds, 12.48%); Bond, 30.71%; and Treasury 2000, 0.0%.

                           LOWER-RATED DEBT SECURITIES

Corporate debt securities which are not within the four highest ratings by Standard & Poor's Corporation or Moody's Investors Service, Inc. ("lower-rated debt securities") may have speculative characteristics and adverse changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than higher grade corporate debt securities.


Lower rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. Accordingly, the returns on lower rated debt securities will fluctuate over time. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default.


In addition, lower-rated debt securities may have a limited secondary market in which to dispose of or from which to obtain valuations of these securities. Therefore, any valuation of these securities may be more subjective than valuing securities for which there is a more established secondary market. Also, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of these securities.

Achievement of the investment objective of a Fund that invests in lower-rated debt securities may be more dependent on the Investment Adviser's credit analysis than a Fund which invests exclusively in investment-grade securities. While ratings are, therefore, important in the securities selection process, the Investment Adviser does not rely totally on ratings assigned to corporate debt obligations by commercial rating firms. For more information about the characteristics of the various rating categories, see DESCRIPTION OF BOND RATINGS.

Subsequent to its purchase, a rating of an issue of debt securities may be reduced below the minimum rating required for purchase. The Investment Adviser will consider such an event when deciding whether a Fund should continue to hold that security. The Funds are not required to dispose of securities after ratings have dropped below such minimum rating.

                             MANAGEMENT OF THE FUND

Officers and Trustees

Name and Address                    Position(s) Held with Fund          Principal Occupation(s) For
                                                                        the Past 5 Years
Michael S. Daubs*                   President                           CIMCO Inc.
5910 Mineral Point Road             1983 - Present                      President
Madison, WI 53705                   Trustee                             1982 - Present
                                    1997 - Present
                                                                        CUNA Mutual Life Insurance Company
                                                                        Chief Investment Officer
                                                                        1973 - Present

                                                                        CUNA Mutual Insurance Society
                                                                        Chief Investment Officer
                                                                        1990 - Present

Lawrence R. Halverson*              Vice President                      CIMCO Inc.
5910 Mineral Point Road             1987 - Present                      Senior Vice President
Madison, WI  53705                  Secretary                           1996 - Present
                                    1992 - Present                      Vice President
                                    Trustee                             1987 - 1996
                                    1997 - Present                      Secretary
                                                                        1992 - Present

                                                                        CUNA Brokerage Services, Inc.
                                                                        President
                                                                        1996 - Present

Robert M. Buckingham*               Chief Financial Officer and         CUNA Mutual Life Insurance Company
2000 Heritage Way                   Assistant Secretary                 Vice President and Valuation Actuary
Waverly, IA 50677                   1993-Present                        1991-Present

Michael G. Joneson*                 Chief Accounting Officer,           CUNA Mutual Life Insurance Company
2000 Heritage Way                   Treasurer, and Assistant            Vice President - Controller, Treasurer
Waverly, IA 50677                   Secretary                           1986-Present
                                    1992-Present

Gwendolyn M. Boeke                  Trustee                             Evangelical Lutheran Church in America
2000 Heritage Way                   1988 - Present                      Area Representative - Iowa
Waverly, IA  50677                                                      1990 - Present

Alfred L. Disrud                    Trustee                             Planned Giving Services
2000 Heritage Way                   1987 - Present                      Waverly, Iowa 50677
Waverly, IA  50677                                                      Owner
                                                                        1986 - Present

Keith S. Noah                       Trustee                             Noah & Smith
2000 Heritage Way                   1984 - Present                      Charles City, Iowa 50616
Waverly, IA  50677                                                      Partner
                                                                        1948 - Present

Thomas C. Watt                      Trustee                             MidAmerican Energy Company
2000 Heritage Way                   1986 - Present                      Waterloo, Iowa  50704
Waverly, IA  50677                                                      Manager - Business Initiatives
                                                                        1997 - Present

                                                                        MidAmerican Energy Company
                                                                        Waterloo, Iowa  50704
                                                                        District Manager
                                                                        1995 - 1997

                                                                        Midwest Power Systems, Inc.
                                                                        Waterloo, Iowa  50704
                                                                        Division Manager
                                                                        1992 - 1995

*An interested person within the meaning of the Act.

Trustees Compensation


Names of Trustees                  Aggregate Compensation For All Investment
                                           Companies Managed by CIMCO

Gwendolyn M.Boeke                                 $4,500
Michael S. Daubs*                                 $    0
Alfred L. Disrud                                  $4,500
Lawrence R. Halverson*                            $    0
Keith S. Noah                                     $4,500
Thomas C. Watt                                    $4,500

* Uncompensated Interested Trustee


Trustees and officers of the Ultra Series Fund do not receive any benefits from the Ultra Series Fund upon retirement nor does the Ultra Series Fund accrue any expense for pension or retirement benefits. All Trustees and officers of the Ultra Series Fund also serve as trustees or officers of the MEMBERS Mutual
Funds, an open-end management investment company that is managed by the Investment Adviser.


Substantial Shareholders


CUNA Mutual Life Insurance Company (the "Company") established the Ultra Series Fund as an investment vehicle underlying the separate accounts of the Company which issue variable contracts. As of May 1, 1998, the separate accounts of the Company were the only shareholders of the Ultra Series Fund. Voting rights are described in the Ultra Series Fund Prospectus in the GENERAL INFORMATION, Shareholder Rights section.


Beneficial Owners


As of May 1, 1997, except for the Company's initial capital contribution, the beneficial owners of the Ultra Series Fund are policyowners and contract owners of the Company. As of April 1, 1998, the directors and officers as a group own less than one percent (1%). In addition to its own beneficial interest in each Fund, the Company holds legal title on behalf of the beneficiaries of employee benefit plans held within the Company separate accounts not registered pursuant to an exemption from the registration provisions of the securities acts. As of April 1, 1998, the following persons had a beneficial interest exceeding five percent (5%):


                                                                   Percentage of
     Fund            Beneficial Owner              Holdings          Net Assets


Treasury 2000   CUNA Mutual Life Insurance Company
                2000 Heritage Way                 $546,036.73          31.64%
                Waverly, IA  50677



                             THE INVESTMENT ADVISER

The Management Agreement ("Agreement") requires that the Investment Adviser provide continuous professional investment management of the investments of the Ultra Series Fund, including establishing an investment program complying with the investment objectives, policies and restrictions of each Series. In addition, the Adviser has agreed to provide, or arrange to have provided, all services to each Series of the Ultra Series Fund, including but not limited to legal and accounting services, mailing and printing services, custody and transfer agent services, etc. The Investment Adviser is CIMCO Inc. The Company, and CUNA Mutual Investment Corporation each own a one-half interest in the Investment Adviser. CUNA Mutual Insurance Society is the sole owner of CUNA Mutual Investment Corporation. CUNA Mutual Investment Corporation is the sole owner of CUNA Brokerage Services, Inc., the principal underwriter. The Investment Adviser and the Ultra Series Fund have servicing agreements with the Company and with CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into a permanent affiliation July 1, 1990. At the current time, all of the directors of the Company are also directors of CUNA Mutual Insurance Society and many of the senior executive officers of the Company hold similar positions with CUNA Mutual Insurance Society.

The Investment Adviser, pursuant to a Management Agreement, provides investment advice for each Fund and provides or arranges for the provision of substantially all other services required by the Ultra Series Fund through services agreements with affiliated and unaffiliated service providers. Such services include all administrative, accounting and legal services as well as the services of custodians, transfer agents and dividend disbursing agents. There are, however, certain expenses that The Ultra Series Fund pays for itself under the Management Agreement. These are: fees of the independent Trustees, fees of the independent auditors, interest on borrowings by a Fund, any taxes that a Fund must pay, and any extraordinary expenses incurred by a Fund or Funds not in the ordinary course of business. As full compensation for its services, the Ultra Series Fund pays the Investment Adviser a unitary fee computed at an annualized percentage rate of the average value of the daily net assets of each series as set forth in the table below:

                              Management Fee Table


Series                                  Management Fee

Capital Appreciation Stock                 0.80 %
Growth & Income Stock                      0.60 %
Balanced                                   0.70 %
Bond                                       0.55 %
Money Market                               0.45 %
Treasury 2000                              0.45 %


Under the Investment Advisory Agreement effective prior to May 1, 1997, the total fee paid to the Investment Adviser during the year ended December 31, 1995, was $1,003,650. The fees were allocated to the Funds as follows: $103,513 to Capital Appreciation Stock, $357,783 to Growth and Income Stock, $436,723 to Balanced, $51,283 to Bond, $48,171 to Money Market, and $6,177 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1996, was $2,094,152. The fees were allocated to the Funds as follows: $335,246 to Capital Appreciation Stock, $804,430 to Growth and Income Stock, $759,395 to Balanced, $100,076 to Bond, $87,984 to Money Market, and $7,021 to Treasury 2000. The total fee paid to the Investment Adviser during the year ended December 31, 1997, was $5,320,543. The fees were allocated to the Funds as follows: $1,194,672 to Capital Appreciation Stock, $2,108,616 to Growth and Income Stock, $1,627,496 to Balanced, $248,008 to Bond, $134,513 to Money Market, and $7,238 to Treasury 2000.


The Investment Adviser makes the investment decisions and is responsible for the investment and reinvestment of assets; performs research, statistical analysis, and continuous supervision of the Fund's investment portfolio; furnishes office space for the Ultra Series Fund; provides the Ultra Series Fund with such accounting data concerning the investment activities of the Ultra Series Fund as is required to be prepared and files all periodic financial reports and returns required to be filed with the Securities and Exchange Commission ("SEC") and any other regulatory agency; continuously monitors compliance by the Ultra Series Fund in its investment activities with the requirements of the Act and the rules promulgated pursuant thereto; and renders to the Ultra Series Fund such periodic and special reports as may be reasonably requested with respect to matters relating to the duties of the Investment Adviser.

CIMCO employs a team approach in the management of all the Funds. Lawrence R. Halverson, CFA (Chartered Financial Analyst), is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Treasury 2000 Fund. Since December 1, 1987, he has been employed with the Investment Adviser and is now Vice President and Secretary of the Ultra Series Fund, and Senior Vice President and Secretary of the Investment Adviser. Annette
E. Hellmer, CFA is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, and Balanced Fund. She has been employed by the Investment Adviser since August 1, 1996. Joseph L. Gogola, CFA, is co-manager of the Balanced Fund, Bond Fund, and Treasury 2000 Fund. He has been employed by the Investment Adviser since January 1, 1992, and had been employed in the Investment Department of CUNA Mutual for several years prior to that date. In addition to work on behalf of the Ultra Series Fund, each manager performs advisory services for other clients of the Investment Adviser. The Management Agreement



The Investment Adviser employs a team approach in the management of all the Funds. Lawrence R. Halverson, CFA (Chartered Financial Analyst), is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, and Treasury 2000 Fund. Since December 1, 1987, he has been employed with the Investment Adviser and is now Vice President and Secretary of the Ultra Series Fund, and Senior Vice President and Secretary of the Investment Adviser. Annette E. Hellmer, CFA is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, and Balanced Fund. She has been employed by the Investment Adviser since August 1, 1996. Daniel E. Julie, CPA, CFA, is co-manager of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, and Balanced Fund. He has been employed by the Investment Adviser since June 1, 1993. Jeffrey B. Pantages, CFA, is co-manager of the Balanced Fund, Bond Fund, and Treasury 2000 Fund. He has been employed by the Investment Adviser since March 23, 1998, prior to which he was Chief Investments Officer of the Security Benefit Group since 1992. In addition to work on behalf of the Ultra Series Fund, each manager performs advisory services for other clients of the Investment Adviser

Effective January 1, 1992, the Adviser contracted with the Company to perform some of these services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1995, the Adviser paid $217,034 for those services. In 1996, the Adviser paid $447,362 for those services. In 1997, the Adviser paid $223,220 for those services. Effective July 17, 1993, the Adviser contracted with CUNA Mutual Insurance Society to perform cash management and investment accounting services on behalf of the Ultra Series Fund in return for a portion of the investment advisory fee. In 1995, the Adviser paid $9,487 for those services. In 1996, the Adviser paid $19,711 for those services. In 1997, the Adviser paid $16,404 for those services.


On January 16, 1997, the Management Agreement was approved by the beneficial owners of the Ultra Series Fund after approval and recommendation by the Trustees of the Ultra Series Fund, including a majority of Trustees who are not parties to the Management Agreement or interested persons to any such party as defined in the Act, on October 29, 1996. The Management Agreement, unless sooner terminated, shall continue until two years from the effective date of the Management Agreement and thereafter shall continue automatically for periods of one calendar year so long as such continuance is specifically approved at least annually (a) by the Trustees or by a vote of a majority of the outstanding votes attributable to the shares of the Class representing an interest in the Fund; and (b) by a vote of a majority of those Trustees who are not parties to the Management Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval, provided the Management Agreement may be terminated as to any Fund or to all Funds by the Ultra Series Fund at any time, without the payment of any penalty, by vote of a majority of the Trustees or by a majority vote of the outstanding votes attributable to the shares of the applicable Fund or by the Investment Adviser on sixty (60) days written notice to the other party. The Management Agreement will terminate automatically in the event of its assignment.

The Management Agreement provides that the Investment Adviser shall not be liable to the Ultra Series Fund or any shareholder for anything done or omitted by it, or for any losses that may be sustained in the purchase, holding or sale of any security, except for an act or omission involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by the Management Agreement.

The directors and principal officers of the Investment Adviser are as follows:


Joyce A. Harris                         Director and Chair
James C. Hickman                        Director
Michael B. Kitchen                      Director
Michael S. Daubs                        Director and President
George A. Nelson                        Director and Vice Chair
Lawrence R. Halverson                   Senior Vice  President
                                         and Secretary
Daniel J. Larson                        Vice President
Thomas J. Merfeld                       Vice President

Janice C. Doyle                         Assistant Secretary


                              EXPENSES OF THE FUND

The Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Money Market Funds are currently obligated to pay to the Investment Adviser the Management Fee set forth in Management Fee Table above. As part of its services, the Investment Adviser has agreed to provide or arrange to have provided, administrative services to each Fund. Currently, the Company is providing some of these services on behalf of the Investment Adviser.

Prior to May 1, 1997, expenses which exceeded .65% of the average value of daily net assets of such Fund were being absorbed by the Company pursuant to an Expense Reimbursement Agreement between the Company and the Ultra Series Fund. For the year ended December 31, 1995, the Company absorbed $96,817 of ordinary business expense. This expense was allocated among the Funds as follows: $22,806 was allocated to Capital Appreciation Stock, $28,817 to the Growth and Income Stock, $33,518 to Balanced, $3,971 to Bond, and $7,705 to Money Market. For the year ended December 31, 1996, no expenses were absorbed by the Company.

                        DISTRIBUTION PLAN AND AGREEMENT

As described in the Prospectus, the Board of Trustees has adopted a Distribution Plan for the Fund under Rule 12b-1 of the Act to compensate CUNA Brokerage Services, Inc. for certain services and to pay expenses of the Ultra Series Fund incurred in connection with the offering of Class C Fund shares.

The Distribution Plan was initially approved on October 29, 1996, by the Board of Trustees of the Ultra Series Fund, including all disinterested Trustees. The Plan takes effect May 1, 1997, and continues in effect from year to year only so long as such continuance is approved at least annually by the Trustees, including a majority of the Trustees who are not interested, as defined by the Act, and who have no direct or indirect financial interest in the operation of the Plan or agreements related to it.

Any amendment which would materially increase the amount which the Ultra Series Fund may expend under the Plan requires approval by holders of a majority of the outstanding shares of the Ultra Series Fund. Any agreement related to the Plan may be terminated at any time, upon sixty (60) days written notice to the other party, by a vote of a majority of the disinterested Trustees, or by vote of a majority of the Trust's outstanding voting securities. In the event of an assignment, the Plan terminates automatically. As long as the Plan is in effect, the selection and nomination of the disinterested Trustees of the Ultra Series Fund are committed to the discretion of the disinterested Trustees.

                                    CUSTODIAN


State Street Bank and Trust Company is the current custodian for the securities and cash of the Ultra Series Fund. The custodian holds for the Ultra Series Fund all securities and cash owned by the Ultra Series Fund, and receives for the Ultra Series Fund all payments of income, payments of principal or capital distributions with respect to securities owned by the Ultra Series Fund. Also, the custodian receives payment for the shares issued by the Ultra Series Fund. The custodian releases and delivers securities and cash upon proper instructions from the Ultra Series Fund. Pursuant to and in furtherance of a Custody Agreement with the custodian, the Ultra Series Fund uses automated instructions and a cash data entry system to transfer monies to and from the Ultra Series Fund's account at the custodian.



                              INDEPENDENT AUDITORS

The financial statements have been included herein and elsewhere in the Registration Statement in reliance upon the reports of KPMG Peat Marwick, LLP, Des Moines, Iowa, independent auditors, and upon the authority of said firm as experts in accounting and auditing.

                                    BROKERAGE

It is the policy of the Ultra Series Fund, in effecting transactions in portfolio securities, to seek best execution of orders at the most favorable prices. The determination of what may constitute best execution and price in the execution of a securities transaction by a broker involves a number of considerations, including without limitation, the overall direct net economic result (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, the availability of the broker to stand ready to execute potentially difficult transactions in the future and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by management in determining the overall reasonableness of brokerage commissions paid.


Subject to the foregoing, a factor in the selection of brokers is the receipt of research services, analyses and reports concerning issuers, industries, securities, economic factors and trends and other statistical and factual information. Any such research and other statistical and factual information provided by brokers to the Ultra Series Fund or the Investment Adviser is considered to be in addition to and not in lieu of services required to be performed by the Investment Adviser under its contract with the Ultra Series Fund. Research obtained on behalf of the Ultra Series Fund may be used by the Investment Adviser in connection with other clients of the Investment Adviser. Conversely, research received from placement of brokerage for other accounts may be used by the Investment Adviser in managing investments of the Ultra Series Fund. Therefore, the correlation of the cost of research to individual clients of the Adviser, including the Ultra Series Fund, is indeterminable and cannot practically be allocated among the Ultra Series Fund and the Investment Adviser's other clients. Consistent with the above, the Ultra Series Fund may effect principal transactions with a broker-dealer that furnishes brokerage and/or research services, or designate any such broker-dealer to receive selling commissions, discounts or other allowances, or otherwise deal with any broker-dealer, in connection with the acquisition of securities in underwritings. Accordingly, the net prices or commission rates charged by any such broker-dealer may be greater than the amount another firm might charge if the management of the Ultra Series Fund determines in good faith that the amount of such net prices and commissions is reasonable in relation to the value of the services and research information provided by such broker-dealer to the Ultra Series Fund. For the year ended December 31, 1995, Capital Appreciation Stock Fund paid $76,931, Growth and Income Stock Fund paid $169,671, and Balanced Fund paid $100,693 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1995. For the year ended December 31, 1996, Capital Appreciation Stock Fund paid $171,251, Growth and Income Fund paid $336,331 and Balanced Fund paid $150,550 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1996. For the year ended December 31, 1997, Capital Appreciation Stock Fund paid $186,338, Growth and Income Fund paid $352,096 and Balanced Fund paid $92,415 in brokerage fees. There were no brokerage fees paid by Bond, Money Market, or Treasury 2000 Funds in 1997.


The Ultra Series Fund expects that purchases and sales of money market instruments usually will be principal transactions. Money market instruments are normally purchased directly from the issuer or from an underwriter or market maker for the securities. There usually will be no brokerage commissions paid for such purchases. Purchases from underwriters will include the underwriting commission or concession and purchases from dealers serving as market makers will include the spread between the bid and asked price. Where transactions are made in the over-the-counter market, the Ultra Series Fund will deal with the primary market makers unless equal or more favorable prices are otherwise obtainable.

Where advantageous, the Ultra Series Fund may participate with other clients of the Investment Adviser in "bunching of trades" wherein one purchase or sale transaction representing several different client accounts is placed with a broker. The Investment Adviser has established various policies and procedures that assure equitable treatment of all accounts.

The policy with respect to brokerage is and will be reviewed by the Trustees from time to time. Because of the possibility of further regulatory developments affecting the securities exchanges and brokerage practices generally, the foregoing practices may be changed, modified or eliminated.

                           HOW SECURITIES ARE OFFERED

Distributor

As described in the Prospectus, the Ultra Series Fund does not deal directly with the public. Shares of the Ultra Series Fund are currently issued and redeemed through the distributor, pursuant to a Distribution Agreement between the Ultra Series Fund and the distributor. The principal place of business of CUNA Brokerage Services, Inc. is 5910 Mineral Point Road, Madison, Wisconsin 53705. The distributor is owned by CUNA Mutual Investment Corporation which in turn is owned by CUNA Mutual Insurance Society. The Company and CUNA Mutual Insurance Society entered into an agreement of permanent affiliation on July 1, 1990. Shares of the Ultra Series Fund are purchased and redeemed at Net Asset Value. The Distribution Agreement provides that the distributor will use its best efforts to render services to the Ultra Series Fund, but in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations, it will not be liable to the Ultra Series Fund or any shareholder for any error of judgment or mistake of law or any act or omission or for any losses sustained by the Ultra Series Fund or its shareholders.

Transfer Agent

The Company, an affiliated person, acts as transfer agent and dividend disbursing agent for the Ultra Series Fund.

                            NET ASSET VALUE OF SHARES

Net Asset Value per share is calculated each Valuation Day. Net Asset Value is determined by dividing each Fund's total net assets by the number of shares outstanding at the time of calculation. Total net assets are determined by adding the total current value of portfolio securities, cash, receivables, and other assets and subtracting liabilities. Shares will be sold and redeemed at the Net Asset Value next determined after receipt of the purchase order or request for redemption.

The Net Asset Value of a share issued by the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds was initially set at $10.00 per share. The Net Asset Value of a share issued by the Money Market Fund was initially set at $1.00 per share. (See Money Market Fund below.) The Net Asset Value of a share of the Treasury 2000 Fund was initially set at $3.62 per share.

Money Market Fund

The Trustees have determined that the best method currently available for determining the Net Asset Value is the amortized cost method. The Trustees will utilize this method pursuant to Rule 2a-7 of the Act. The use of this valuation method will be continuously reviewed and the Trustees will make such changes as may be necessary to assure that assets are valued fairly as determined by the Trustees in good faith. Rule 2a-7 obligates the Trustees, as part of their responsibility within the overall duty of care owed to the shareholders, to establish procedures reasonably designed, taking into account current market conditions and the investment objectives, to stabilize the Net Asset Value per share as computed for the purpose of distribution and redemption at $1.00 per share. The Trustees' procedures include periodically monitoring, as they deem appropriate and at such intervals as are reasonable in light of current market conditions, the relationship between the amortized cost value per share and the Net Asset Value per share based upon available market quotations. The Trustees will consider what steps should be taken, if any, in the event of a difference of more than 1/2 of one percent (1%) between the two. The Trustees will take such steps as they consider appropriate, (e.g., redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results which might arise from differences between the two. The Rule requires that the Fund limit its investments to instruments which the Trustees determine will present minimal credit risks and which are of high quality as determined by a major rating agency, or, in the case of any instrument that is not so rated, of comparable quality as determined by the Trustees. It also calls for the Fund to maintain a dollar weighted average portfolio maturity (not more than 90 days) appropriate to its objective of maintaining a stable Net Asset Value of $1.00 per share and precludes the purchase of any instrument with a remaining maturity of more than 397 days. Should the disposition of a portfolio security result in a dollar weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash in such manner as to reduce such maturity to 90 days or less as soon as reasonably practicable.

It is the normal practice of the Fund to hold portfolio securities to maturity. Therefore, unless a sale or other disposition of a security is mandated by redemption requirements or other extraordinary circumstances, the Fund will realize the par value of the security. Under the amortized cost method of valuation traditionally employed by institutions for valuation of money market instruments, neither the amount of daily income nor the Net Asset Value is affected by any unrealized appreciation or depreciation. In periods of declining interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be higher than if the valuation were based upon market prices and estimates. In periods of rising interest rates, the indicated daily yield on shares the Fund has computed by dividing the annualized daily income by the Net Asset Value will tend to be lower than if the valuation were based upon market prices and estimates.

Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond, and Treasury 2000 Funds

Common stocks that are traded on an established exchange or over-the-counter are valued on the basis of market price as of the end of the Valuation Period, provided that a market quotation is readily available. Otherwise, they are valued at fair value as determined in good faith by or at the direction of the Trustees.

Stripped Treasury Securities, long-term straight debt obligations, and non-convertible preferred stocks are valued using readily available market quotations, if available. When exchange quotations are used, the latest quoted sale price is used. If an over-the-counter quotation is used, the last bid price will normally be used. If readily available market quotations are not available, these securities are valued at market value as determined in good faith by or at the direction of the Trustees. Readily available market quotations will not be deemed available if an exchange quotation exists for a debt security, preferred stock, or security convertible into common stock, but it does not reflect the true value of the Fund's holdings because sales have occurred infrequently, the market for the security is thin, or the size of the reported trade is considered not comparable to the Fund's institutional size holdings. When readily available market quotations are not available, the Fund will use an independent pricing service which provides valuations for normal institutional size trading units of such securities. Such a service may utilize a matrix system which takes into account appropriate factors such as institutional size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. These valuations are reviewed by the Investment Adviser. If the Investment Adviser believes that evaluation still does not represent a fair value, it will present for approval of the Trustees such other valuation as the Investment Adviser considers to represent a fair value. The specific pricing service or services to be used will be presented for approval of the Trustees.

Short-term instruments having maturities of sixty (60) days or less will be valued at amortized cost. Short-term instruments having maturities of more than sixty (60) days will be valued at market values or values based on current interest rates.

Options, stock index futures, interest rate futures, and related options which are traded on U.S. exchanges or boards of trade are valued at the closing price as of the close of the New York Stock Exchange.

The Investment Adviser, at the direction of the Trustees, values the following at prices it deems in good faith to be fair:

1. Securities (including restricted securities) for which complete quotations are not readily available, and

2. Listed securities if, in the opinion of the Investment Adviser, the last sale price does not reflect the current market value or if no sale occurred, and

3.   Other assets.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

The Ultra Series Fund has qualified and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund will be treated as a separate entity for federal income tax purposes, and, therefore, the investments and results of each Fund is determined separately for purposes of determining whether the Fund qualifies as a "regulated investment company" and for purposes of determining the Fund's net ordinary income (or loss) and net realized capital gains (or losses). To qualify for treatment as a "regulated investment company," a Fund must, among other things, meet the diversification requirements of Subchapter M of the Code, derive in each taxable year at least ninety percent (90%) of its gross income from dividends, interest and gains from the sale or other disposition of securities and derive less than thirty percent (30%) of its gross income in each taxable year from the gains (without deduction for losses) from the sale or other disposition of securities held for less than three months. It is the intention of the Ultra Series Fund to meet these requirements with respect to each Fund in order to qualify as a regulated investment company.

In order for a Fund to be treated as a conduit and avoid the imposition of any Fund-level income or excise tax, the Fund must distribute at least ninety percent (90%) of its net investment income. Net investment income of each Fund, other than the Money Market Fund, will consist of all payments of dividends or interest received by such Fund less the estimated expenses of such Fund (including fees payable to the Investment Adviser). Net investment income of the Money Market Fund (from the last determination thereof) consists of interest accrued and/or discount earned less the estimated expenses of that Fund applicable to that dividend period. Net investment income of the Treasury 2000 Fund includes accrued original issue discount.

It is the intention of the Ultra Series Fund to distribute substantially all of the net investment income, if any, of each Fund thereby avoiding the imposition of any Fund-level income or excise tax as follows:

(i) Dividends on the Money Market Fund will be declared daily and reinvested monthly in additional full and fractional shares of the Money Market Fund.

(ii) Dividends of ordinary income from the Capital Appreciation Stock, Growth and Income Stock, Balanced, and Bond Funds will be declared and reinvested quarterly in additional full and fractional shares of the respective Fund.

(iii)All net realized short-term and long-term capital gains of the Ultra Series Fund, if any, will be declared and distributed at least annually, but in any event, no more frequently than allowed under SEC rules, to the shareholders of each Fund to which such gains are attributable.

(iv) Dividends on the Treasury 2000 Fund cannot be paid to its shareholders (the Separate Accounts) during the taxable year since no cash will be available for distribution until the securities are sold or mature. The Fund is treated as if it paid a dividend of a certain amount without actually paying the dividend if the shareholder consents to the treatment ("consent dividend"). The Separate Accounts will file a consent on Form 972 each year to include in gross income, as a taxable dividend for that year, an amount computed to be sufficient to enable the Fund to meet the distribution requirements necessary for the Fund to be treated as a conduit and taxed as a regulated investment company.

Because there will be no periodic payment of interest on the Stripped Treasury Securities held by the Treasury 2000 Fund, shareholders (i.e., the separate accounts or qualified plans) will be requested periodically to sign consents to have a certain portion of the accrued amount of discount treated as dividends. Currently the separate accounts are the only shareholders of the Treasury 2000 Fund; it is anticipated that any taxable income will be offset by a corresponding deduction for an increase in reserves.

Options and Futures Transactions

The tax consequences of options transactions entered into by a Fund will vary depending on the nature of the underlying security, whether the option is written or purchased and finally, whether the "straddle" rules, discussed separately below, apply to the transaction. When a Fund writes a call or a put option on an equity or convertible debt security, the treatment for federal income tax purposes of the premium that it receives will, subject to the straddle rules, depend on whether the option is exercised. If the option expires unexercised, or if the Fund enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of the closing purchase transaction exceeds the amount of the premium) without regard to any unrealized gain or loss on the underlying security. Any such gain or loss will be short-term capital gain or loss, except that any loss on a "qualified" covered call stock option that is not treated as part of a straddle may be treated as long-term capital loss. If a call option written by a Fund is exercised, the Fund will recognize a capital gain or loss from the sale of the underlying security, and will treat the premium as additional sales proceeds. Whether the gain or loss will be long-term or short-term will depend on the holding period of the underlying security. If a put option written by a Fund is exercised, the amount of the premium will reduce the tax basis of the security that the Fund then purchases.

If a put or call option that a Fund has purchased on an equity or convertible debt security expires unexercised, the Fund will realize a capital loss equal to the cost of the option. If the Fund enters into a closing sale transaction with respect to the option, it will realize a capital gain or loss (depending on whether the proceeds from the closing transaction are greater or less than the cost of the option). The gain or loss will be short-term or long-term depending on the Fund's holding period in the option. If the Fund exercises such a put option, it will realize a short-term gain or loss (long-term if the Fund holds the underlying security for more than one year before it purchases the put) from the sale of the underlying security measured by the sales proceeds decreased by the premium paid. If the Fund exercises such a call option, the premium paid for the option will be added to the tax basis of the security purchased.

One or more Funds may invest in Section 1256 contracts. Section 1256 contracts generally include options on nonconvertible debt securities (including securities of U.S. Government agencies or instrumentalities), options on stock indexes, futures contracts, options on futures contracts and certain foreign currency contracts. Options on foreign currency, futures contracts on foreign currency, and options on foreign currency futures will qualify as Section 1256 contracts if the options or futures are traded on or subject to the rules of a qualified board or exchange. In general, gain or loss on Section 1256 contracts will be treated as 60% long-term and 40% short-term capital gain or loss ("60/40"), regardless of the period of time particular positions are actually held by a Fund. In addition, any Section 1256 contracts held at the end of each taxable year (and on October 31 of each year for purposes of determining the amount of capital gain net income that a Fund must distribute to avoid liability for the 4% excise tax) are "marked to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. This deemed realization does not cause a disposition for purposes of the "short-short" rule.

Straddles

Hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. Straddles are defined to include "offsetting positions" in actively-traded personal property. Under current law, it is not clear under what circumstances one investment made by a Fund, such as an option or futures contract, would be treated as "offsetting" another investment also held by the Fund, such as the underlying security (or vice versa) and, therefore, whether the Fund would be treated as having entered into a straddle. In general, investment positions may be "offsetting" if there is a substantial diminution in the risk of loss from holding one position by reason of holding one or more other positions (although certain "qualified" covered call stock options written by a Fund may be treated as not creating a straddle).

To the extent that the straddle rules apply to positions established by a Fund, losses realized by the Fund may be either deferred or recharacterized as long-term losses, and long-term gains realized by the Fund may be converted to short-term gains.

Each Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Ultra Series Fund may disclose yields, total returns, and other performance data. Such performance data will be computed, or accompanied by performance data computed in accordance with the standards defined by the SEC. The Ultra Series Fund will not disclose performance of the Ultra Series Fund in separate account sales literature or advertising without also showing performance at the separate account level.

Money Market Fund Yields

From time to time, sales literature may quote the current annualized yield of the Money Market Fund for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account having a balance of 1 share at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in value reflects net income from the Fund attributable to the hypothetical account. Current yield is calculated according to the following formula:

         Current Yield   =((NCS  -   ES)/UV)   X (365/7)

Where:

     NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

     ES = per share expenses attributable to the hypothetical account for the seven-day period.

     UV   = the share value for the first day of the seven-day period.

     Effective yield = (1 + ((NCS-ES)/UV)) 365/7 - 1

Where:

     NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 share.

     ES = per share expenses attributable to the hypothetical account for the seven-day period.

     UV   = the share value for the first day of the seven-day period.

The current and effective yields on amounts held in the Money Market Fund normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity, the types and quality of portfolio securities held and operating expenses. Yields on amounts held in the Money Market Fund may also be presented for periods other than a seven-day period.

Other Fund Yields

From time to time, sales literature may quote the current annualized yield of one or more of the Funds (except the Money Market Fund) for 30-day or one-month periods. The annualized yield of a Fund refers to income generated by the Fund during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.

The yield is computed by: 1) dividing the net investment income of the Fund for the period; by 2) the maximum offering price per share on the last day of the period times the daily average number of shares outstanding for the period; by
3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. The 30-day or one-month yield is calculated according to the following formula:

     Yield = 2 X (((NI - ES)/(U X UV)) + 1)6 - 1)

Where:

     NI = net income of the Fund for the 30-day or one-month period attributable to the Fund's shares.

     ES   = expenses of the Fund for the 30-day or one-month period.

     U    = the average number of shares outstanding.

     UV = the share value at the close (highest) of the last day in the 30-day or one-month period.

The yield normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Fund's actual yield is affected by the types and quality of portfolio securities held and operating expenses.

Average Annual Total Returns

From time to time, sales literature may also quote average annual total returns for one or more of the Funds for various periods of time.

When a Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month or calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

The total return is calculated according to the following formula:

          TR   = ((ERV/P)1/N) - 1

Where:

          TR = the average annual total return net of any Fund recurring charges.

          ERV = the ending redeemable value of the hypothetical account at the end of the period.

          P    = a hypothetical initial payment of $1,000.

          N    = the number of years in the period.

Such average annual total return information for the Funds is as follows:


                              For the             For the            For the
                              1-year              5-year             10-year
                              period              period             period
                              ended               ended              ended
Fund                          12/31/97            12/31/97           12/31/97

Capital Appreciation            31.57%             N/A               21.83%*
Growth and Income               31.42%            19.51%             16.71%
Balanced                        16.87%            11.73%             11.58%
Bond                             7.45%             6.30%              7.95%
Treasury 2000                    6.86%             7.19%             10.36%

* Capital Appreciation Fund returns are from inception, January 3, 1994.

Other Total Returns

From time to time, sales literature may also disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

     CTR  = (ERV/P) - 1

Where:

     CTR = The cumulative total return net of any Fund recurring charges for the period.

     ERV = The ending redeemable value of the hypothetical investment at the end of the period.

     P    = A hypothetical single payment of $1,000.

        DESCRIPTION OF BOND RATINGS (AS PUBLISHED BY THE RATING SERVICES)

Moody's Investors Service, Inc.

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics, and in fact, have speculative characteristics as well.

Ba--Bonds which are rated Ba and below are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are a poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of this generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's Corporation

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

BB--B--CCC--CC--Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Note: Standard & Poor's applies the modifiers of (+) or (-) in each generic rating classification from "AA" through "B" in its corporate bond rating system. The plus sign indicates that the security ranks in the higher end of this generic rating category; the lack of a modifier indicates a mid-range ranking; and the minus sign indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF COMMERCIAL PAPER RATINGS(AS PUBLISHED BY THE RATING SERVICES) Moody's Investors Service, Inc.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Highest Quality

Prime-2 Higher Quality

Prime-3 High Quality

If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

Standard & Poor's Corporation

A brief description of the applicable Standard & Poor's rating symbols for investment grade commercial paper and their meanings follows:

A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2, and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.

     A-2. Capacity for timely payment on issues with this designation is strong.
          However, the relative degree of safety is not as high as for issues designated "A-1."

     A-3. Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

                              FINANCIAL STATEMENTS

Data from the most recent annual report begins on the next page.



                                                                        ULTRA SERIES FUND
                                                              Statement of Assets and Liabilities
                                                                      December 31, 1997


                                                 Capital      Growth and                                    Money       Treasury
                                              Appreciation      Income         Balanced       Bond         Market         2000
Assets:                                        Stock Fund     Stock Fund         Fund         Fund          Fund          Fund
                                               ----------     ----------         ----         ----          ----          ----
Investments in securities, at value,
   (note 2)-see accompanying schedule
   (cost $404,240,049)                      $458,255,162   $         --   $         --   $         --   $        --   $        --
   (cost $461,510,749)                                --    584,882,177             --             --            --            --
   (cost $269,135,520)                                --             --    310,239,939             --            --            --
   (cost $185,177,448)                                --             --             --    185,599,118            --            --
   (cost $41,192,527)                                 --             --             --             --    41,192,527            --
   (cost $1,502,323)                                  --             --             --             --            --     1,701,374
  Receivable for securities sold                 304,594      7,556,707        812,914             --            --            --
  Accrued interest receivable                        240            328      2,152,172      3,302,397             8            --
  Accrued dividends receivable                   393,843      1,152,046        237,397             --            --            --
                                             -----------    -----------    -----------     ----------    ----------    ----------
    Total assets                             458,953,839    593,591,258    313,442,422    188,901,515    41,192,535     1,701,374
                                             -----------    -----------    -----------     ----------    ----------    ----------

Liabilities:
  Payable for securities purchased             2,526,385      3,154,136      3,450,718             --            --            --
  Dividends payable                                   --             --             --             --         5,562            --
  Accrued expenses                               233,219        301,689        187,992         61,947        16,821           697
                                             -----------    -----------    -----------    -----------    ----------    ----------
    Total liabilities                          2,759,604      3,455,825      3,638,710         61,947        22,383           697
                                             -----------    -----------    -----------    -----------    ----------    ----------
Net assets applicable to outstanding
capital stock                               $456,194,235   $590,135,433   $309,803,712   $188,839,568   $41,170,152    $1,700,677
                                             ===========    ===========    ===========    ===========    ==========    ==========

Represented by:
  Capital stock, par value $.01                 $242,004       $216,928       $181,994       $179,093      $411,702        $1,841
  Additional paid-in capital                 401,977,352    466,547,077    268,464,496    188,176,466    40,758,450     1,499,785
  Undistributed net investment income                 --             --         49,986         62,339            --            --
  Undistributed net realized gain (loss)
   on investments                                (40,234)            --          2,817             --            --            --
  Unrealized appreciation (depreciation)
   on investments                             54,015,113    123,371,428     41,104,419        421,670            --       199,051
                                             -----------    -----------    -----------    -----------    ----------    ----------

Total net assets - representing net assets
applicable to outstanding capital stock     $456,194,235   $590,135,433   $309,803,712   $188,839,568   $41,170,152    $1,700,677
                                             ===========    ===========    ===========    ===========    ==========    ==========
Number of Class Z Shares issued and
outstanding (note 5)                          24,200,359     21,692,803     18,199,350     17,909,312    41,170,152       184,138
                                             ===========    ===========    ===========    ===========    ==========    ==========
Net asset value per share of outstanding
capital stock (note 2)                            $18.85         $27.20         $17.02         $10.54         $1.00         $9.24
                                             ===========    ===========    ===========    ===========    ==========    ==========

See accompanying notes to financial statements.


                                                   CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                                 Investments in Securities
                                                                     December 31, 1997


CAPITAL APPRECIATION STOCK                         % Net        Quality    Annualized     Maturity            Par
FUND INVESTMENTS:                                 Assets        Rating*       Yield         Date            Amount            Value
                                                  ------        -------       -----         ----            ------            -----
Short-Term Investments:
Commercial Paper/Savings:                          5.1%
  Anheuser Busch Companies                                      A-1/P-1       5.85%      Jan 08, 1998    $3,000,000       $2,996,646
  Coca-Cola Company                                            A-1+/P-1       5.83%      Jan 13, 1998     3,000,000        2,994,280
  Consolidated Natural Gas                                     A-1+/P-1       6.30%      Jan 07, 1998     2,000,000        1,997,933
  Ford Motor Credit Corporation                                 A-1/P-1       5.73%      Jan 05, 1998     2,000,000        1,998,758
  Ford Motor Credit Corporation                                 A-1/P-1       6.06%      Jan 06, 1998     3,500,000        3,497,098
  General Electric Capital Corporation                         A-1+/P-1       5.98%      Jan 15, 1998     2,000,000        1,995,434
  Merrily Lynch Capital Markets                                A-1+/P-1       5.97%      Jan 20, 1998     3,000,000        2,990,737
  Merrily Lynch Capital Markets                                A-1+/P-1       5.97%      Jan 12, 1998     1,000,000          998,106
  Merrily Lynch Capital Markets                                A-1+/P-1       5.68%      Jan 02, 1998     2,000,000        1,999,667
  State Street Bank & Trust                                                   5.25%                       1,644,775        1,644,775
                                                                                                                          ----------

     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                             $23,113,434
                                                                                                                          ----------

                                                   % Net
Long-Term Investments:                            Assets                                                    Shares            Value
Common Stocks:                                     95.4%

Foreign Issues:                                    3.2%
  Glaxo Wellcome PLC - ADR                                                                                  101,800       $4,873,675
  Telefonos deMexico SP ADR - Cl L                                                                          174,000        9,754,875
                                                                                                                           ---------
     Foreign Issues total                                                                                                 14,628,550

Building Materials:                                1.9%
  Raychem Corporation                                                                                       195,500        8,418,719

Forest Products/Paper:                             2.3%
  Georgia-Pacific Corporation                                                                                72,100        4,380,075
  Georgia-Pacific (Timber Grp)***                                                                            55,500        1,259,156
  Willamette Industries Inc.                                                                                155,900        5,018,031

                                                                                                                           ---------
     Forest Products/Paper total                                                                                          10,657,262

Insurance:                                         6.9%
  Aetna Inc.                                                                                                137,400        9,695,288
  Allstate Corporation                                                                                       85,882        7,804,526
  Travelers Group, Inc.                                                                                     258,999       13,953,571

                                                                                                                           ---------
     Insurance total                                                                                                      31,453,385

Banks:                                             2.3%
  Banc One Corporation                                                                                      101,200        5,496,425
  Bankers Trust New York Corporation                                                                         45,200        5,082,175

                                                                                                                           ---------
     Banks total                                                                                                          10,578,600

Investment Banking/Brokerage:                      7.1%
  A. G. Edwards, Inc.                                                                                       214,300        8,518,425
  Everest Reinsurance Holdings, Inc.                                                                        179,650        7,410,563
  Morgan Stanley, Dean Witter, Discover and Co.                                                              91,200        5,392,200
  Mutual Risk Management Ltd.                                                                               366,464       10,971,016

                                                                                                                           ---------
     Investment Banking/Brokerage total                                                                                   32,292,204

Drugs/Health Care:                                 6.8%
  ALZA Corporaton                                                                                           153,900        4,895,944
  Biogen, Inc.***                                                                                            72,200        2,626,275
  Bristol-Myers Squibb Company                                                                               54,800        5,185,450
  Centocor, Inc.***                                                                                         114,400        3,803,800
  Crescendo Pharmaceuticals Corporation***                                                                    6,260           72,381
  MedPartners, Inc.***                                                                                      175,659        3,930,370
  Pharmacia & Upjohn, Inc.                                                                                  152,000        5,567,000
  United Healthcare Corporation                                                                              99,400        4,938,938

                                                                                                                           ---------
     Drugs/Health Care total                                                                                              31,020,158

                                                  CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                          Investments in Securities (Continued)
                                                                    December 31, 1997


CAPITAL APPRECIATION STOCK                         % Net
FUND INVESTMENTS, CONTINUED:                      Assets                                                    Shares            Value
Hospital Management/Supplies:                      0.8%
  Columbia/HCA Healthcare Corporation                                                                       123,700       $3,664,613
                                                                                                                           ---------

Retail - Discount:                                 1.7%
  The TJX Companies, Inc.                                                                                   134,100        4,609,688
  Wal-Mart Stores, Inc.                                                                                      78,700        3,103,731
                                                                                                                           ---------
     Retail-Discount total                                                                                                 7,713,419

Retail - Department:                               2.0%
  Dayton Hudson Corporation                                                                                 136,900        9,240,750
                                                                                                                           ---------

Retail - Drug:                                     1.9%
  Rite Aid Corporation                                                                                      145,800        8,556,638
                                                                                                                           ---------

Retail-Grocery:                                    2.6%
  Safeway Inc.***                                                                                           183,800       11,625,350
                                                                                                                           ---------

Media:                                             3.2%
  Cognizant Corporation                                                                                     121,300        5,405,431
  PRIMEDIA Inc.***                                                                                          720,600        9,097,575
                                                                                                                           ---------
     Media total                                                                                                          14,503,006

Foods - Products & Service:                        5.2%
  General Mills, Inc.                                                                                        56,050        4,014,581
  Nabisco Holdings Corporation - Class A                                                                    194,100        9,401,719
  Sara Lee Corporation                                                                                       74,400        4,189,650
  Tyson Foods, Inc. - Class A                                                                               303,800        6,227,900
                                                                                                                           ---------
     Foods - Products & Service total                                                                                     23,833,850

Apparel/Textile:                                   1.1%
  Nine West Group, Inc.***                                                                                  188,400        4,886,625
                                                                                                                           ---------

Office Equipment/Computers:                       10.0%
  3Com Corporation***                                                                                       154,900        5,411,819
  EMC Corporation***                                                                                        519,300       14,248,294
  Gateway 2000, Inc.***                                                                                     159,700        5,210,213
  International Business Machines Corporation                                                                59,350        6,205,784
  Seagate Technology, Inc.***                                                                               151,700       2,920,225
  Wang Laboratories, Inc.***                                                                                526,250      11,643,281
                                                                                                                           ---------
     Office Equipment/Computers total                                                                                     45,639,616

Electronics-Semiconductors:                        1.9%
  Dallas Semiconductor Corporation                                                                          142,700        5,815,025
  Micron Technology, Inc.***                                                                                104,450        2,715,700
                                                                                                                           ---------
     Electronics-Semiconductors total                                                                                      8,530,725

Electronics:                                       1.2%
  Texas Instruments Incorporated                                                                            124,800        5,616,000
                                                                                                                           ---------

Pollution Control:                                 1.1%
  Waste Management, Inc.                                                                                    174,600        4,801,500
                                                                                                                           ---------

Oil/Oil Service:                                   6.2%
  Occidental Petroleum Corporation                                                                          296,550        8,692,622
  Unocal Corporation                                                                                        172,050        6,677,691
  USX-Marathon Group                                                                                        277,200        9,355,500
  The Williams Companies, Inc.                                                                              123,400        3,501,475
                                                                                                                           ---------
     Oil/Oil Service total                                                                                                28,227,288

Containers:                                        3.8%
  Owens-Illinois, Inc.***                                                                                   455,600       17,284,325
                                                                                                                          ----------



                                                  CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                          Investments in Securities (Continued)
                                                                    December 31, 1997


CAPITAL APPRECIATION STOCK                         % Net
FUND INVESTMENTS, CONTINUED:                      Assets                                                     Shares           Value
Chemicals:                                         3.5%
  The Dow Chemical Company                                                                                   48,000       $4,872,000
  Kerr-Mcgee Corporation                                                                                      77,300       4,894,056
  Praxair Inc                                                                                                134,500       6,052,500
                                                                                                                           ---------
     Chemicals total                                                                                                      15,818,556

Transportation:                                    2.6%
  Delta Air Lines, Inc.                                                                                       31,350       3,730,650
  Federal Express Corporation***                                                                              75,800       4,628,538
  Midwest Express Holdings, Inc.***                                                                           92,450       3,588,215
                                                                                                                           ---------
     Transportation total                                                                                                 11,947,403

Telecommunications:                                8.8%
  AirTouch Communications, Inc.***                                                                           343,550      14,278,796
  Cox Communications, Inc.***                                                                                246,800       9,887,425
  U.S. WEST Media Group***                                                                                   546,500      15,780,188
                                                                                                                           ---------
     Telecommunications total                                                                                             39,946,409

Utilities-Telephone:                               2.2%
  Ameritech Corporation                                                                                       61,400       4,942,700
  Bell Atlantic Corporation                                                                                   54,650       4,973,150
                                                                                                                           ---------
     Utilities-Telephone total                                                                                             9,915,850

Utilities-Electric:                                0.7%
  PG& E Corporation                                                                                          108,450       3,300,947
                                                                                                                           ---------

Diversified Companies:                             2.3%
  Rockwell International Corporation                                                                          90,725       4,740,381
  Sonat, Inc.                                                                                                126,200       5,773,650
                                                                                                                           ---------
     Diversified Companies total                                                                                          10,514,031

Miscellaneous:                                     2.3%
  Interim Services, Inc.***                                                                                  406,800      10,525,950
                                                                                                                           ---------

     TOTAL COMMON STOCKS
     (COST: $381,126,615)                                                                                               $435,141,728
                                                                                                                         -----------

     TOTAL INVESTMENTS, CAPITAL APPRECIATION
     STOCK FUND (COST:$404,240,049)**                                                                                   $458,255,162
                                                                                                                         ===========


See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

  **At December 31, 1997, the cost of securities for federal income tax purposes was $404,280,283. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:
  Gross unrealized appreciation.................................... $62,867,872
  Gross unrealized depreciation...................................   (8,892,995)
                                                                     ----------
  Net unrealized appreciation...................................... $53,974,878
                                                                     ==========
Tax cost and appreciation differ from the financial statement by $40,234 due to timing of dividend distributions.

***This Security is not income producing.

                                                                 1
                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


GROWTH AND INCOME STOCK                      % Net        Quality      Annualized       Maturity             Par
FUND INVESTMENTS:                           Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----

Short-Term Investments:
Commercial Paper/Savings:                    4.7%
  Anheuser Busch Companies                                A-1/P-1         5.85%       Jan 08, 1998      $3,000,000      $2,996,646
  Associate Corp NA                                       A-1+/P-1        5.68%       Jan 06, 1998       1,500,000       1,498,848
  Associate Corp NA                                       A-1+/P-1        5.83%       Jan 05, 1998       3,500,000       3,497,779
  BellSouth Telecomm Inc                                  A-1+/P-1        5.28%       Jan 13, 1998       2,000,000       1,996,250
  BellSouth Telecomm Inc                                  A-1+/P-1        6.04%       Jan 05, 1998       2,244,000       2,242,516
  Ford Motor Credit Company                               A-1/P-1         5.83%       Feb 02, 1998       2,500,000       2,487,378
  Ford Motor Credit Company                               A-1/P-1         5.94%       Jan 06, 1998       2,756,000       2,753,761
  General Electric Capital Corp                           A-1+/P-1        5.73%       Jan 12, 1998       1,000,000         998,292
  General Electric Capital Corp                           A-1+/P-1        5.74%       Jan 14, 1998       1,000,000         997,978
  General Electric Capital Corp                           A-1+/P-1        5.86%       Jan 14, 1998       2,000,000       1,995,869
  Merrill Lynch & Co Inc                                  A-1+/P-1        5.79%       Feb 02, 1998       1,000,000         994,996
  Merrill Lynch & Co Inc                                  A-1+/P-1        5.86%       Jan 16, 1998       3,000,000       2,992,850
  State Street Bank & Trust                                               5.25%                          2,250,069       2,250,070
                                                                                                                        ----------
     TOTAL COMMERCIAL PAPER/
     SAVINGS, AT COST                                                                                                  $27,703,233
                                                                                                                        ----------

Quasi-Government/Government Sponsored:       0.2%
  Federal Home Loan Discount Notes                        AAA             5.76%       Feb 19, 1998      $1,055,000      $1,046,930
                                                                                                                         ---------

                                             % Net
Long-Term Investments:                      Assets                                                         Shares            Value
Common Stocks:                              94.2%

Foreign Issues:                              2.8%
  Glaxo Wellcome PLC - ADR                                                                                 201,350      $9,639,631
  Philips Electronics N.V.                                                                                 113,700       6,878,850
                                                                                                                         ---------
     Foreign Issues total                                                                                               16,518,481

Forest Products/Paper:                       2.7%
  Georgia-Pacific Corporation                                                                               94,300       5,728,725
  Georgia-Pacific (Timber Grp)***                                                                           78,100       1,771,894
  Kimberly-Clark Corporation                                                                               173,900       8,575,444
                                                                                                                         ---------
     Forest Products/Paper total                                                                                        16,076,063

Insurance:                                   8.3%
  Aetna Inc.                                                                                               192,700      13,597,393
  Allstate Corporation                                                                                     183,684      16,692,283
  Everest Reinsurance Holdings, Inc.                                                                       142,350       5,871,937
  Travelers Group, Inc.                                                                                    242,724      13,076,755
                                                                                                                         ---------
     Insurance total                                                                                                    49,238,368

Banks:                                       3.7%
  Banc One Corporation                                                                                     233,100      12,660,244
  Bankers Trust New York Corporation                                                                        81,100       9,118,681
                                                                                                                         ---------
     Banks total                                                                                                        21,778,925

Investment Banking/Brokerage:                2.4%
  A. G. Edwards, Inc.                                                                                      153,050       6,083,738
  Morgan Stanley, Dean Witter, Discover
     and Co.                                                                                               133,000       7,863,625
                                                                                                                         ---------
     Investment Banking/Brokerage total                                                                                 13,947,363

Drugs/Health Care:                           7.8%
  American Home Products Corporation                                                                       192,100      14,695,650
  Bristol-Myers Squibb Company                                                                             170,400      16,124,100
  Pharmacia and Upjohn, Inc.                                                                               139,200       5,098,200
  Tenet Healthcare Corporation                                                                             300,300       9,947,438
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            45,865,388

Retail - Department:                         1.6%
  Sears, Roebuck & Co.                                                                                     205,300       9,289,825
                                                                                                                         ---------



                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


GROWTH AND INCOME STOCK                         % Net
FUND INVESTMENTS, CONTINUED:                    Assets                                                     Shares          Value
Retail - Discount:                              2.4%
  Wal-Mart Stores, Inc.                                                                                    354,200     $13,968,763
                                                                                                                         ---------

Retail - Drug:                                  1.2%
  CVS Corporation                                                                                          112,653       7,216,833
                                                                                                                         ---------

Retail - Grocery:                               0.6%
  American Stores Company                                                                                  158,000       3,248,875
                                                                                                                         ---------

Media:                                          1.3%
  Cox Communications, Inc.***                                                                              192,300       7,704,019
                                                                                                                         ---------

Foods - Products & Service:                     7.6%
  General Mills, Inc.                                                                                      141,200      10,113,450
  Nabisco Holdings Corporation-Class A                                                                     325,800      15,780,937
  Sara Lee Corporation                                                                                     200,700      11,301,918
  Tyson Foods, Inc. - Class A                                                                              382,725       7,845,863
                                                                                                                         ---------
     Foods - Products & Service total                                                                                   45,042,168

Auto-Related:                                   1.7%
  Echlin Inc.                                                                                              147,300       5,330,419
  General Motors Corporation                                                                                81,150       4,919,719
                                                                                                                         ---------
     Auto-Related total                                                                                                 10,250,138

Office Equipment/Computers:                     8.9%
  Computer Associates International, Inc.                                                                  252,000      13,324,500
  EMC Corporation***                                                                                       554,100      15,203,118
  Hewlett-Packard Company                                                                                  110,400       6,900,000
  International Business Machines Corporation                                                              165,400      17,294,638
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   52,722,256

Electronics:                                    2.9%
  Motorola, Inc.                                                                                           122,300       6,978,744
  Texas Instruments Incorporated                                                                           219,400       9,873,000
                                                                                                                         ---------
     Electronics total                                                                                                  16,851,744

Aerospace/Defense:                              1.4%
  United Technologies Corporation                                                                          114,500       8,337,031
                                                                                                                         ---------

Pollution Control:                              1.1%
  Waste Management, Inc.                                                                                   240,550       6,615,125
                                                                                                                         ---------

Oil/Oil Service:                                8.9%
  Amoco Corporation                                                                                         61,800       5,260,725
  Exxon Corporation                                                                                        141,200       8,639,675
  Occidental Petroleum Corporation                                                                         221,750       6,500,047
  Texaco, Inc.                                                                                             103,600       5,633,250
  Unocal Corporation                                                                                       198,750       7,713,984
  USX-Marathon Group                                                                                       281,650       9,505,688
  The Williams Companies, Inc.                                                                             325,800       9,244,575
                                                                                                                         ---------
     Oil/Oil Service total                                                                                              52,497,944

Containers:                                     3.5%
  Crown Cork & Seal Company, Inc.                                                                          180,000       9,022,500
  Owens-Illinois, Inc.***                                                                                  309,500      11,741,656
                                                                                                                         ---------
     Containers total                                                                                                   20,764,156

Chemicals:                                      4.4%
  Dexter Corporation                                                                                       246,700      10,654,356
  The Dow Chemical Company                                                                                 148,750      15,098,125
                                                                                                                         ---------
     Chemicals total                                                                                                    25,752,481



                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


GROWTH AND INCOME STOCK                      % Net
FUND INVESTMENTS, CONTINUED:                Assets                                                         Shares            Value
Transportation:                              1.0%
  Delta Air Lines, Inc.                                                                                     48,950      $5,825,050
                                                                                                                         ---------

Railroad Equipment:                          1.8%
  Burlington Northern Santa Fe
    Corporation                                                                                             56,400       5,241,675
  Norfolk Southern Corporation                                                                             182,200       5,614,038
                                                                                                                         ---------
     Railroad Equipment total                                                                                           10,855,713

Telecommunications:                          6.8%
  AirTouch Communications, Inc.***                                                                         207,100       8,607,594
  Harris Corporation                                                                                       159,800       7,330,825
  Sprint Corporation                                                                                       145,500       8,529,937
  U.S. WEST Media Group                                                                                    545,200      15,742,650
                                                                                                                         ---------
     Telecommunications  total                                                                                          40,211,006

Utilities-Telephone:                         4.1%
  Ameritech Corporation                                                                                    112,950       9,092,475
  Bell Atlantic Corporation                                                                                 85,850       7,812,350
  GTE Corporation                                                                                          142,450       7,443,013
                                                                                                                         ---------
     Utilities-Telephone total                                                                                          24,347,838

Utilities-Electric:                          2.5%
  Duke Energy Company                                                                                       75,100       4,158,663
  Northern States Power Company                                                                             61,000       3,553,250
  PG&E Corporation                                                                                         232,300       7,070,631
                                                                                                                         ---------
     Utilities-Electric total                                                                                           14,782,544

Diversified Companies:                       2.8%
  Rockwell International Corporation                                                                       177,880       9,294,230
  General Signal Corporation                                                                               169,000       7,129,688
                                                                                                                         ---------
     Diversified Companies total                                                                                        16,423,918

     TOTAL COMMON STOCKS
     (COST: $432,760,587)                                                                                             $556,132,014
                                                                                                                       -----------

     TOTAL INVESTMENTS, GROWTH AND
     INCOME STOCK FUND
         (COST: $461,510,749)**                                                                                       $584,882,177
                                                                                                                       ===========

See accompanying notes to investments in securities.

     *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

  **At December 31, 1997, the cost of securities for federal income tax purposes was $461,510,749. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:
     Gross unrealized appreciation................................$131,689,818
     Gross unrealized depreciation............  ....................(8,318,391)
                                                                   -----------
     Net unrealized appreciation..................................$123,371,427
                                                                   ===========

***This Security is not income producing.


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


                                                       % Net   Quality   Annualized     Maturity          Par
BALANCED FUND INVESTMENTS:                            Assets   Rating*      Yield         Date          Amount         Value
                                                      ------   -------      -----         ----          ------         -----
Short-Term Investments:
Commercial Paper/Savings:                              7.2%
  Associate Corp of North America                              A-1+/P-1     5.82%     Jan 27, 1998   $1,500,000   $1,493,847
  CIT Group Holdings                                           A-1/P-1      5.71%     Feb 03, 1998    2,000,000    1,989,825
  Ford Motor Credit Corporation                                A-1/P-1      5.99%     Jan 05, 1998    4,000,000    3,994,184
  General Electric Capital Corporation                         A-1+/P-1     5.81%     Jan 22, 1998    5,000,000    4,987,228
  Interstate Power                                             A-1/P-1      6.01%     Jan 29, 1998    2,000,000    1,990,822
  Merrill Lynch & Co., Inc                                     A-1+/P-1     5.82%     Feb 27, 1998    4,000,000    3,985,653
  Walt Disney Company                                          A-1/P-1      5.70%     Jan 02, 1998    2,000,000    1,999,690
  State Street Bank & Trust                                                 5.25%                     1,710,242    1,710,243
                                                                                                                  ----------
     TOTAL COMMERCIAL PAPER/
     SAVINGS, AT COST                                                                                            $22,151,492
                                                                                                                  ----------

                                                       % Net   Quality     Coupon       Maturity          Par
U.S. Government & Agency Bonds:                       Assets   Rating*      Rate          Date          Amount         Value
                                                      ------   -------      ----          ----          ------         -----
Government Guaranteed:                                 7.1%
  Government National Mortgage Assn.-97-8 PK****               AAA          7.500     Apr 16, 2026   $5,170,266   $1,625,263
  U.S. Treasury Notes                                          AAA          8.500     Feb 15, 2000      500,000      527,969
  U.S. Treasury Notes                                          AAA          7.500     Nov 15, 2001    1,000,000    1,060,938
  U.S. Treasury Notes                                          AAA          7.875     Apr 15, 1998    1,000,000    1,007,188
  U.S. Treasury Notes                                          AAA          5.500     Apr 15, 2000      500,000      498,282
  U.S. Treasury Notes                                          AAA          7.125     Sep 30, 1999      900,000      921,657
  U.S. Treasury Notes                                          AAA          5.875     Feb 15, 2004      950,000      958,907
  U.S. Treasury Notes                                          AAA          5.750     Aug 15, 2003      800,000      801,000
  U.S. Treasury Notes                                          AAA          6.500     May 15, 2005    1,100,000    1,147,094
  U.S. Treasury Notes                                          AAA          6.500     Aug 15, 2005      700,000      730,626
  U.S. Treasury Notes                                          AAA          5.875     Nov 15, 2005    7,350,000    7,391,351
  U.S. Treasury Notes                                          AAA          6.250     Feb 15, 2007    5,000,000    5,162,505
                                                                                                                  ----------
     TOTAL GOVERNMENT GUARANTEED
     (COST: $21,704,168)                                                                                         $21,832,780
                                                                                                                  ----------

Quasi-Government/Government Sponsored:                17.1%
  Federal Home Loan Bank-CPI Floating Rate                     AAA          5.421     Feb 20, 2007   $5,000,000   $4,778,950
  Federal Home Loan Mortgage Corp. 1455 HA                     AAA          7.900     Jun 15, 2021    3,344,000    3,641,338
  Federal Home Loan Mortgage Corp. 1378 H                      AAA         10.000     Jan 15, 2021    2,250,000    2,561,834
  Federal Home Loan Mortgage Corp.-GNMA 4-B                    AAA          6.500     Nov 25, 2002    4,500,000    4,526,046
  Federal Home Loan Mortgage Corp.                             AAA          6.440     Jan 28, 2000      250,000      253,059
  Federal Home Loan Mortgage Corp.-1992 PH****                 AAA          7.000     Sep 15, 2027    2,000,000      818,550
  Federal Home Loan Mortgage Corp.-1978 AD                     AAA          7.000     Apr 15, 2025    2,045,655    2,042,049
  FNMA Pass Through Cert.                                      AAA          8.000     Feb 01, 2002       68,685       70,371
  Federal National Mortgage Assn.-89-82 G                      AAA          8.400     Nov 25, 2019    1,600,000    1,690,117
  Federal National Mortgage Assn.-Strip 282-2****              AAA          7.000     Sep 01, 2025    7,513,262    2,239,118
  Federal National Mortgage Assn.-97-59 J****                  AAA          8.000     July 18, 2027   8,000,000    2,806,840
  Federal National Mortgage Assn.-97-29 PL****                 AAA          7.500     Aug 18, 2026    8,000,000    3,249,384
  Federal National Mortgage Assn.-93-62 D                      AAA          7.000     Jun 25, 2021    4,000,000    4,027,788
  Federal National Mortgage Assn.-96-M6  G                     AAA          7.750     Sep 17, 2023    4,000,000    4,222,520
  Federal National Mortgage Assn.-91-137 H                     AAA          7.000     Oct 25, 2021    4,000,000    4,052,332
  Federal National Mortgage Assn.-G93-8 PG                     AAA          6.500     July 25, 2018   2,000,000    2,000,620
  Federal National Mortgage Assn.-97-48 C                      AAA          6.500     July 18, 2027   3,572,274    3,545,665
  Federal National Mortgage Assn.-97-57 PT****                 AAA          8.000     Mar 18, 2024    8,000,000    2,256,976
  Federal Home Loan Mortgage Corp.-Strip 183 IO****            AAA          7.000     Apr 01, 2027    7,805,793    2,357,857
  Federal National Mortgage Assn.-Strip 272-2****              AAA          7.500     July 01, 2026   7,278,272    1,865,021
                                                                                                                   ----------
     TOTAL QUASI-GOVERNMENT/GOVERNMENT
     SPONSORED (COST: $53,322,686)                                                                                $53,006,435
                                                                                                                   ----------

Non-U.S. Government Bonds:

Sovereign Issues:                                      3.8%
  Argentina Global Bond                                        BA-3/BB      8.375     Dec 20, 2003   $4,250,000   $4,048,125
  Brazil - Global                                              B-1/BB-      8.875     Nov 05, 2001    2,500,000    2,475,000
  Columbia, Republic                                           BAA-3/BBB-   7.250     Feb 23, 2004    3,000,000    2,845,956
  Ministry of Finance - Russia                                 Ba-2/BB-    10.000     Jun 26, 2007    2,500,000    2,322,500
                                                                                                                  ----------
     TOTAL SOVEREIGN ISSUES (COST: $12,238,117)                                                                  $11,691,581
                                                                                                                  ----------


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BALANCED FUND INVESTMENTS,                             % Net    Quality     Coupon     Maturity        Par
CONTINUED:                                            Assets    Rating*      Rate        Date         Amount        Value
                                                      ------    -------      ----        ----         ------        -----
U.S Corporate Bonds:                                  17.3%

Building Materials:                                    0.1%
  Stanley Works                                                A-2/A        7.375     Dec 15, 2002     $250,000     $263,287
                                                                                                                    --------

Drug/Health Care:                                      0.7%
  Abbott Laboratories, Inc.                                    AA-1/AAA     6.800     May 15, 2005      500,000      522,142
  American Home Products, Corp.                                A-2/A        7.700     Feb 15, 2000    1,050,000    1,083,818
  Bergen Brunswig                                              BAA-1/A-     7.250     Jun 01, 2005      500,000      522,049
  Bergen Brunswig                                              BAA-1/A-     7.375     Jan 15, 2003      113,000      117,995
                                                                                                                   ---------
     Drug/Health Care total                                                                                        2,246,004

Electronics:                                           0.4%
  Motorola Inc                                                 AA-3/AA      6.500     Sep 01, 2025       50,000       52,134
  Raytheon Co.                                                 BAA-1/BBB    6.500     Jul 15, 2005      530,000      533,380
  Texas Instruments, Inc.                                      A-3/A        9.000     Mar 15, 2001      500,000      541,729
                                                                                                                   ---------
     Electronics total                                                                                             1,127,243

Forest Products/Paper:                                 1.3%
  Champion International Corp.                                 BAA-1/BBB    9.875     Jun 01, 2000      250,000      270,506
  Champion International Corp.                                 BAA-1/BBB    7.100     Sep 01, 2005    1,570,000    1,628,640
  International Paper                                          A-3/A-       7.875     Aug 01, 2006      500,000      545,132
  Kimberly Clark Corp.                                         AA-2/AA      9.000     Aug 01, 2000      750,000      803,219
  Weyerhaeuser Company                                         A-2/A        8.375     Feb 15, 2007      800,000      911,958
                                                                                                                   ---------
     Forest Products/Paper total                                                                                   4,159,455

Hospital Management/Supplies:                          0.3%
  Baxter International, Inc.                                   A-3/A        7.625     Nov 15, 2002      250,000      263,861
  Columbia/HCA Healthcare Corporation                          BAA-2/BBB    6.910     Jun 15, 2005      700,000      684,779
                                                                                                                   ---------
     Hospital Management/Supplies total                                                                              948,640

Insurance/Casualty:                                    0.5%
  Equitable Life Assoc                                         A-2/A        6.950     Dec 01, 2005    1,050,000    1,070,702
  Lincoln National Corp.                                       A-2/A        7.250     May 15, 2005      500,000      519,633
                                                                                                                   ---------
     Insurance/Casualty total                                                                                      1,590,335

Investment Banking/Brokerage:                          2.0%
  Donaldson, Lufkin Jenrette, Inc.                             A-3/A-       6.875     Nov 01, 2005      300,000      304,588
  Donaldson, Lufkin Jenrette, Inc.                             A-3/A-       5.625     Feb 15, 2016      520,000      513,985
  Merrill Lynch & Co., Inc.                                    AA-3/AA-     6.250     Jan 15, 2006      650,000      639,939
  Merrill Lynch & Co., Inc.                                    AA-3/AA-     7.000     Mar 15, 2006    1,000,000    1,030,348
  Paine Webber Group                                           BAA-1/BBB+   6.750     Feb 01, 2006    1,000,000    1,004,972
  Salomon Inc.                                                 A-2/A        7.125     Aug 01, 1999    1,000,000    1,015,580
  Salomon Inc.                                                 A-2/A        7.200     Feb 01, 2004    1,500,000    1,553,409
                                                                                                                   ---------
     Investment Banking/Brokerage total                                                                            6,062,821

Finance Co. - Consumer Loan:                           0.5%
  American General Finance                                     A-2/A+       7.125     Dec 01, 1999      500,000      509,439
  Household Finance Co.                                        A-2/A        7.125     Sep 01,2005       500,000      517,997
  Norwest Financial Inc.                                       AA-3/AA-     7.875     Feb 15, 2002      500,000      530,507
                                                                                                                   ---------
     Finance Co. - Consumer Loan total                                                                             1,557,943

Mortgage Related Securities:                           0.5%
  Prudential Home Funding                                      AAA          6.050     Apr 25, 2024    1,500,000    1,398,930
                                                                                                                   ---------

Media:                                                 0.3%
  Cox Communications                                           BAA-2/A-     6.875     Jun 15, 2005      500,000      512,917
  McGraw-Hill, Inc.                                            A-1          9.430     Sep 01, 2000      250,000      269,239
                                                                                                                   ---------
     Media total                                                                                                     782,156

Publishing-News:                                       0.2%
  Knight Ridder, Inc.                                          A-3/A        8.500     Sep 01, 2001      500,000      518,935
                                                                                                                   ---------



                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date              Amount           Value
                                            ------        -------         ----            ----              ------           -----
Retail-Department:                           0.2%
  Dayton Hudson Corp.                                     BAA-1/BBB+      9.750       Nov 01, 1998        $500,000        $514,127
                                                                                                                         ---------

Beverage/Confect/Tobacco:                    0.1%
  Pepsico Inc.                                            A-1/A           6.125       Jan 15, 1998         250,000         250,648
                                                                                                                         ---------

Auto-Related:                                1.3%
  Borg-Warner Automotive                                  BAA-2/BBB+      7.000       Nov 01, 2006       1,150,000       1,187,162
  Ford Motor Company                                      A-1/A           7.500       Nov 15, 1999         500,000         512,553
  Ford Motor Company                                      A-1/A           7.250       Oct 01, 2008       2,000,000       2,127,636
  General Motors Corporation                              A-3/A-          7.000       Jun 15, 2003         300,000         310,726
                                                                                                                         ---------
     Auto-Related total                                                                                                  4,138,077

Hotel & Motel:                               0.4%
  Marriott International, Inc.                            BAA-1/BBB+      7.125       Jun 01, 2007       1,050,000       1,095,304
                                                                                                                         ---------

Electric Household Appliances:               0.1%
  Maytag Corporation                                      BAA-1/BBB+      9.750       May 15, 2002         250,000         282,138
                                                                                                                         ---------

Finance-Diversified:                         1.7%
  Associate Corp of N America                             AA-3/AA-        5.250       Sep 01, 1998          40,000          39,822
  Dow Capital B.V.                                        A-1/A           7.125       Jan 15, 2003         250,000         259,379
  Ford Motor Credit                                       A-1/A           6.125       Jan 09, 2006       1,000,000         978,051
  General Motors Acceptance Corp                          A-3/A-          6.450       Apr 15, 1999       2,900,000       2,912,882
  U.S. West Capital Funding                               BAA-1/BBB+      6.750       Oct 01, 2005       1,000,000       1,008,534
                                                                                                                         ---------
     Finance-Diversified total                                                                                           5,198,668

Engineering/Construction Services:           0.3%
  Foster Wheeler Corp.                                    BAA-2/BBB       6.750       Nov 15, 2005       1,020,000       1,025,204
                                                                                                                         ---------

Machinery/Tools:                             0.4%
  Giddings & Lewis                                        BA-1            7.500       Oct 01, 2005         500,000         521,974
  Ingersoll Rand Company                                  A-3/A-          6.480       Jun 01. 2025         700,000         719,376
                                                                                                                         ---------
     Machinery/Tools total                                                                                               1,241,350

Office Equipment/Computers:                  0.1%
  Xerox Corporation                                       A-2/A           7.150       Aug 01, 2004         300,000         314,215
                                                                                                                         ---------

Oil/Oil Service:                             0.5%
  Enron Corp.                                             BAA-2/BBB+      7.625       Sep 10, 2004         500,000         530,464
  Mobil Corporation                                       AA-2/AA         8.375       Feb 12, 2001         500,000         532,500
  Union Oil California                                    BAA-1/BBB+      7.200       May 15, 2005         500,000         522,040
                                                                                                                         ---------
     Oil/Oil Service total                                                                                               1,585,004

Chemicals:                                   0.4%
  PPG Industries, Inc.                                    A-1/A           6.875       Aug 01, 2005         500,000         521,446
  Union Carbide Corporation                               BAA-2/BBB       6.790       Jun 01, 2025         700,000         725,847
                                                                                                                         ---------
     Chemicals total                                                                                                     1,247,293

Specialty Chemicals:                         0.2%
  Praxair, Inc.                                           A-3/BBB+        6.850       Jun 15, 2005         500,000         515,597
                                                                                                                         ---------

Transportation:                              2.4%
  American Airlines                                       A-3/BBB         8.040       Sep 16, 2011       1,000,000       1,077,780
  Burlington Northern Inc.                                BAA-2/BBB       7.400       May 15, 1999         500,000         508,761
  Delta Air Lines                                         BAA-1/BBB       8.540       Jan 02, 2007       1,478,492       1,592,826
  Federal Express                                         A-3/BBB+        7.850       Jan 30, 2015         983,319       1,071,346
  Federal Express                                         A-3/BBB+        7.890       Sep 23, 2008         500,000         533,535
  Golden State Petroleum Transport Corp.                  AA-2            8.040       Feb 01, 2019       2,000,000       2,143,428
  United Airlines                                         Baa-1/BBB       9.020       Apr 19, 2012         462,541         534,813
                                                                                                                         ---------
     Transportation total                                                                                                7,462,489


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BALANCED FUND INVESTMENTS,                   % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date              Amount           Value
                                            ------        -------         ----            ----              ------           -----
Aerospace/Defense:                           0.6%
  Lockheed Martin                                         A-3/BBB+        6.850       May 15, 2001      $1,250,000      $1,270,875
  Rockwell International Corp.                            A-1/AA+         7.625       Feb 17, 1998         500,000         500,961
                                                                                                                         ---------
     Aerospace/Defense total                                                                                             1,771,836

Utilities-Telephone:                         0.6%
  Alltel Corporation                                      A-2/A+          7.250       Apr 01, 2004         500,000         523,121
  BellSouth Telecommunications, Inc.                      AAA/AAA         6.500       Jun 15, 2005         350,000         357,087
  GTE-California                                          AA-3/AA-        6.250       Jan 15, 1998         250,000         250,026
  GTE Corporation                                         BAA-1/A         9.100       Jun 01, 2003         500,000         562,578
  Northwestern Bell Telephone Co.                         AA-3/A          9.500       May 01, 2000         250,000         268,769
                                                                                                                         ---------
     Utilities-Telephone total                                                                                           1,961,581

Utilities-Electric:                          1.0%
  Consolidated Edison of New York, Inc.                   A-1/A+          6.250       Apr 01, 1998         300,000         300,222
  Midwest Power Systems                                   A-2/AA-         7.125       Feb 01, 2003         250,000         260,116
  Pacific Gas & Electric Co.                              A-1/AA-         6.250       Aug 01, 2003         300,000         300,604
  Pacificorp                                              A-2/A           6.750       Apr 01, 2005         500,000         510,954
  System Energy Resources                                 BAA-3/BBB-      7.625       Apr 01, 1999       1,100,000       1,119,790
  Wisconsin Public Service, Inc.                          AA-2/AA+        7.300       Oct 01, 2002         500,000         525,360
                                                                                                                         ---------
     Utilities-Electric total                                                                                            3,017,046

Utilities-Natural Gas Pipeline:              0.1%
  Burlington Resources Inc.                               A-3/A-          9.625       Jun 15, 2000         250,000         269,712
  Southern Cal Gas Co                                     A-1/AA-         5.250       Mar 01, 1998          20,000          19,981
                                                                                                                         ---------
     Utilities-Natural Gas Pipeline total                                                                                  289,693

Diversified Companies:                       0.1%
  Whitman Corporation                                     BAA-2/BBB+      7.500       Feb 01, 2003         300,000         315,538
                                                                                                                         ---------

     TOTAL U.S. CORPORATE BONDS,
     AT COST: ($50,975,878)                                                                                            $52,881,547
                                                                                                                        ----------

NON - U.S. CORPORATE BONDS:                  0.2%

  Shell Canada, Ltd.                                      AA-2/AA         8.875       Jan 14, 2001        $500,000        $539,125

     TOTAL NON - U.S. CORPORATE BONDS,
     AT COST: ($505,991)                                                                                                  $539,125
                                                                                                                         ---------


                                             % Net
                                            Assets                                                         Shares            Value
Common Stocks:                               47.8%

Foreign Issues:                              1.7%
  Glaxo Wellcome PLC - ADR                                                                                  38,150      $1,826,431
  Philips Electronics N.V.                                                                                  18,500       1,119,250
  Telefonos deMexico  SP ADR Cl L                                                                           39,000       2,186,438
                                                                                                                         ---------
     Foreign Issues total                                                                                                5,132,119

Building Materials:                          0.9%
  Raychem Corporation                                                                                       62,600       2,695,713
                                                                                                                         ---------

Forest Products/Paper:                       1.1%
  Georgia-Pacific Corporation                                                                               26,400       1,603,800
  Georgia-Pacific (Timber Grp)***                                                                           19,800         449,213
  Willamette Industries, Inc.                                                                               44,500       1,432,344
                                                                                                                         ---------
     Forest Products/Paper total                                                                                         3,485,357




                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Insurance:                                   3.9%
  Aetna Inc.                                                                                                43,400      $3,062,413
  Allstate Corporation                                                                                      41,557       3,776,492
  Everest Reinsurance Holdings, Inc.                                                                        38,500       1,588,125
  Travelers Group, Inc.                                                                                     68,986       3,716,621
                                                                                                                         ---------
     Insurance total                                                                                                    12,143,651

Banks:                                       1.4%
  Banc One Corporation                                                                                      42,300       2,297,419
  Bankers Trust New York Corporation                                                                        17,800       2,001,388
                                                                                                                         ---------
     Banks total                                                                                                         4,298,807

Investment Banking/Brokerage:                1.3%
  A. G. Edwards, Inc.                                                                                       54,600       2,170,350
  Morgan Stanley, Dean Witter, Discover
     and Co.                                                                                                29,400       1,738,275
                                                                                                                         ---------
     Investment Banking/Brokerage total                                                                                  3,908,625

Drugs/Health Care:                           4.0%
  American Home Products Corporation                                                                        45,700       3,496,050
  Bristol-Myers Squibb Company                                                                              40,200       3,803,925
  Centocor, Inc.***                                                                                         30,200       1,004,150
  MedPartners, Inc.***                                                                                      39,188         876,832
  Pharmacia & Upjohn, Inc.                                                                                  42,700       1,563,888
  United Healthcare Corp.                                                                                   32,300       1,604,906
                                                                                                                         ---------
     Drugs/Health Care total                                                                                            12,349,751

Hospital Management/Supplies:                0.6%
  Columbia/HCA Healthcare Corporation                                                                       58,450       1,731,581
                                                                                                                         ---------

Retail-Deptarment:                           1.3%
  Dayton Hudson Corporation                                                                                 30,400       2,052,000
  Sears, Roebuck & Co.                                                                                      45,700       2,067,925
                                                                                                                         ---------
     Retail-Deptarment  total                                                                                            4,119,925

Retail - Discount:                           0.8%
  Wal-Mart Stores, Inc.                                                                                     66,200       2,610,763
                                                                                                                         ---------

Retail - Drug:                               0.8%
  CVS Corporation                                                                                           37,126       2,378,384
                                                                                                                         ---------

Retail - Grocery:                            0.7%
  Safeway Inc.***                                                                                           36,300       2,295,975
                                                                                                                         ---------

Media:                                       2.0%
  Cognizant Corporation                                                                                     31,300       1,394,806
  Cox Communications, Inc.***                                                                               66,700       2,672,169
  PRIMEDIA Inc.***                                                                                         171,500       2,165,188
                                                                                                                         ---------
     Media total                                                                                                         6,232,163

Foods-Food Products:                         3.4%
  General Mills, Inc.                                                                                       31,400       2,249,025
  Nabisco Holdings Corp. - Class A                                                                          88,200       4,272,188
  Sara Lee Corp.                                                                                            34,800       1,959,675
  Tyson Foods, Inc. - Class A                                                                              104,625       2,144,813
                                                                                                                         ---------
     Foods-Food Products total                                                                                          10,625,701

Auto-Related:                                0.4%
  General Motors Corporation                                                                                21,600       1,309,500
                                                                                                                         ---------

Apparel/Textile:                             0.4%
  Nine West Group, Inc.***                                                                                  42,900       1,112,719
                                                                                                                         ---------



                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Office Equipment/Computers:                  4.8%
  EMC Corporation***                                                                                       127,800      $3,506,513
  Gateway 2000, Inc.***                                                                                     47,200       1,539,900
  International Business Machines
      Corporation                                                                                           41,600       4,349,800
  Seagate Technology, Inc.***                                                                               24,200         465,850
  3Com Corporation***                                                                                       67,600       2,361,775
  Wang Laboratories, Inc.***                                                                               112,500       2,489,063
                                                                                                                         ---------
     Office Equipment/Computers total                                                                                   14,712,901

Electronics:                                 1.9%
  Hewlett-Packard Company                                                                                   25,000       1,562,500
  Micron Technology Inc.***                                                                                 37,450         973,700
  Motorola, Inc.                                                                                            27,600       1,574,925
  Texas Instruments Incorporated                                                                            40,000       1,800,000
                                                                                                                         ---------
     Electronics total                                                                                                   5,911,125

Pollution Control:                           0.5%
  Waste Management, Inc.                                                                                    60,000       1,650,000
                                                                                                                         ---------

Oil/Oil Service:                             4.0%
  Amoco Corporation                                                                                         16,450       1,400,306
  Exxon Corporation                                                                                         32,000       1,958,000
  Occidental Petroleum Corporation                                                                          56,600       1,659,088
  Unocal Corporation                                                                                        86,200       3,345,638
  USX-Marathon Group                                                                                        72,400       2,443,500
  Williams Companies                                                                                        51,200       1,452,800
                                                                                                                         ---------
     Oil/Oil Service total                                                                                              12,259,332

Containers:                                  1.3%
  Owens-Illinois, Inc.***                                                                                  108,500       4,116,219
                                                                                                                         ---------

Chemicals:                                   1.6%
 The Dow Chemical Company                                                                                   20,900       2,121,350
  Kerr-Mcgee Corporation                                                                                    19,200       1,215,600
  Praxair Inc                                                                                               37,000       1,665,000
                                                                                                                         ---------
     Chemicals total                                                                                                     5,001,950

Transportation:                              1.0%
  Delta Air Lines, Inc.                                                                                     10,500       1,249,500
  Federal Express Corp***                                                                                   30,700       1,874,619
                                                                                                                         ---------
     Transportation total                                                                                                3,124,119

Railroad Equipment:                          0.5%
  Norfolk Southern Corporation                                                                              44,900       1,383,481
                                                                                                                         ---------
Telecommunications:                          1.5%
  U.S. WEST Media Group***                                                                                 159,100       4,594,013
                                                                                                                         ---------

Utilities-Telephone:                         3.5%
  AirTouch Communications, Inc.***                                                                          95,850       3,983,766
  Ameritech Corporation                                                                                     26,500       2,133,250
  Bell Atlantic Corporation                                                                                 25,000       2,275,000
  GTE Corporation                                                                                           44,100       2,304,225
                                                                                                                         ---------
     Utilities-Telephone total                                                                                          10,696,241

Utilities-Electric:                          1.0%
  Northern States Power Company                                                                             29,100       1,695,075
  PG&E Company                                                                                              48,050       1,462,522
                                                                                                                         ---------
     Utilities-Electric total                                                                                            3,157,597



                                                 BALANCED FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BALANCED FUND INVESTMENTS,                   % Net
CONTINUED:                                  Assets                                                         Shares            Value
Diversified Companies:                       1.1%
  Rockwell International Corporation                                                                        32,500      $1,698,125
  United Technologies                                                                                       21,800       1,587,313
                                                                                                                         ---------
     Diversified Companies total                                                                                         3,285,438

Miscellaneous:                               0.6%
  Interim Services, Inc***                                                                                  70,100       1,813,839
                                                                                                                         ---------

     TOTAL COMMON STOCKS,
     AT COST: ($108,237,189)                                                                                          $148,136,979
                                                                                                                       -----------

     TOTAL INVESTMENTS, BALANCED FUND
     AT COST: ($269,135,520)**                                                                                        $310,239,939
                                                                                                                       ===========

See accompanying notes to investments in securities.

       *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

    **At  December  31,  1997,  the cost of  securities  for federal  income tax
purposes  was   $269,135,520.   The  aggregate   unrealized   appreciation   and
depreciation of investments in securities based on this cost were:
 Gross unrealized appreciation.....................................$45,550,324
 Gross unrealized depreciation......................................(4,445,906)
                                                                     ---------
 Net unrealized appreciation.......................................$41,104,418
                                                                    ==========

  ***This security is not income producing.

****This security provides a claim on the interest component of the underlying mortgages, but not on their principal component. That is, the security's cash flows depend on the amount of principal outstanding at the payment date. If prepayments on the underlying mortgages are higher than expected, the yield on the security may be adversely affected.


                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


                                             % Net        Quality      Annualized       Maturity             Par
BOND FUND INVESTMENTS:                      Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Government Guaranteed - U.S.:                4.2%
  U.S. Treasury Bill                                      AAA             5.45%       Feb 12, 1998      $8,000,000      $7,950,230
Commercial Paper/Savings:                    1.8%
  Ford Motor Credit Company                               A-1/P-1         6.11%       Jan 02, 1998      $1,000,000        $999,832
  General Electric Capital Corp                           A-1+/P-1        6.54%       Jan 02, 1998         300,000         299,946
  Merrill Lynch & Co Inc                                  A-1+/P-1        6.09%       Jan 02, 1998       2,000,000       1,999,667
  State Street Bank & Trust                                               5.25%                             14,035          14,035
                                                                                                                         ---------
     Total Commercial Paper/Savings                                                                                      3,313,480
                                                                                                                         ---------
     TOTAL SHORT-TERM INVESTMENTS,
     AT COST                                                                                                           $11,263,710
                                                                                                                        ----------
                                             % Net        Quality        Coupon         Maturity             Par
                                            Assets        Rating*         Rate            Date             Amount            Value
U.S. Government & Agency Bonds:              26.5%
Government Guaranteed:                       12.1%
  Government National Mortgage Assn
      - 97-8 PK***                                        AAA             7.500       Apr 16, 2026      $2,000,000        $628,696
  Government National Mortgage
      Association                                         AAA             8.000       Aug 15, 2006          70,203          73,742
  Private Export Funding                                  AAA             5.650       Mar 15, 2003         275,000         273,448
  U.S. Treasury Note                                      AAA             5.750       Aug 15, 2003       5,300,000       5,306,630
  U.S. Treasury Note                                      AAA             5.875       Nov 15, 2005       4,150,000       4,173,348
  U.S. Treasury Note                                      AAA             7.875       Nov 15, 1999       2,000,000       2,077,502
  U.S. Treasury Note                                      AAA             8.000       Aug 15, 1999       1,000,000       1,035,938
  U.S. Treasury                                           AAA             7.500       May 15, 2002       1,000,000       1,068,126
  U.S. Treasury                                           AAA             6.250       Feb 15, 2007       3,000,000       3,097,503
  U.S. Treasury                                           AAA             6.125       Aug 15, 2007       5,000,000       5,140,630
                                                                                                                         ---------
     Government Guaranteed total
     (COST: $22,857,527)                                                                                               $22,875,563
                                                                                                                        ----------
Quasi-Government/Government Sponsored:       14.4%
  Federal Home Loan Bank                                  AAA             5.490       Feb 01, 2001        $200,000        $197,831
  Federal Home Loan Bank                                  AAA             7.020       Jul 06, 1999         100,000         101,781
  Federal Home Loan Bank                                  AAA             7.020       Jul 06, 1999         100,000         104,383
  Federal Home Loan Bank
          -CPI Floating Rate                              AAA             5.421       Feb 20, 2007       2,000,000       1,911,580
  FHLMC Pass Through Cert.                                AAA             8.500       Apr 01, 2001           6,329           6,479
  FHLMC Pass Through Cert.                                AAA             8.500       May 01, 2001          15,807          16,182
  FHLMC Pass Through Cert.                                AAA             8.000       May 01, 2007          31,668          32,819
  Federal Home Loan Mortgage Corp.                        AAA             6.440       Jan 28, 2000         150,000         151,836
  Federal Home Loan Mortgage Corp.
     1455 HA                                              AAA             7.900       Jun 15, 2021         836,000         910,335
  Federal Home Loan Mortgage Corp.
     1378 H                                               AAA            10.000       Jan 15, 2021         750,000         853,945
  Federal Home Loan Mortgage Corp.
     -GNMA 4 B                                            AAA             6.500       Nov 25, 2002       1,174,000       1,180,795
  Federal Home Loan Mortgage Corp.
     -1506 I                                              AAA             6.750       May 15, 2008       2,000,000       2,033,588
  Federal Home Loan Mortgage Corp.
     - 1539 PM                                            AAA             6.500       Jun 15, 2008       2,000,000       2,004,120
  Federal Home Loan Mortgage Corp.
     - 1510 F                                             AAA             6.900       Mar 15, 2013       2,000,000       2,057,536
  Federal Home Loan Mortgage Corp.
     - 1948 IA***                                         AAA             7.500       Mar 15, 2027         561,391         209,399
  Federal Home Loan Mortgage Corp.
     - 1992 PH***                                         AAA             7.000       Sep 15, 2027       4,000,000       1,637,100
  Federal Home Loan Mortgage Corp.
     - 1978 AD                                            AAA             7.000       Apr 15, 2025       1,000,000         998,237
  Federal Home Loan Mortgage Corp.
     - Strip 183 IO***                                    AAA             7.000       Mar 15, 2027       6,830,069       2,063,125
  Federal Home Loan Mortgage Corp.
     - Strip 282 2***                                     AAA             7.000       Sep 01, 2025       1,878,315         559,779
  Federal National Mortgage Association
      89-82 G                                             AAA             8.400       Nov 25, 2019         400,000         422,529
  Federal National Mortgage Association
      96-M6 G                                             AAA             7.750       Sep 17, 2023       1,000,000       1,055,630
  Federal National Mortgage Association
      93-62 D                                             AAA             7.000       Jun 25, 2021       1,000,000       1,006,947
  Federal National Mortgage Association
      91-137 H                                            AAA             7.000       Oct 25, 2021       1,000,000       1,013,083
  Federal National Mortgage Association
      G93-8 PG                                            AAA             6.500       July 25, 2018      1,000,000       1,000,310
  Federal National Mortgage Association
      - 97-48 C                                           AAA             6.500       July 18, 2027        921,877         915,010
  Federal National Mortgage Association                   AAA             5.450       Oct 10, 2003          10,000           9,738
  Federal National Mortgage Association                   AAA             6.850       Apr 05, 2004          45,000          46,952
  Federal National Mortgage Association
      - 97-59 J***                                        AAA             8.000       July 18, 2027      4,000,000       1,403,420
  Federal National Mortgage Association
      - 97-29 PL***                                       AAA             7.500       Aug 18, 2026       4,000,000       1,624,692
  Federal National Mortgage Association
      - 97-57 PT***                                       AAA             8.000       Mar 18, 2024       4,000,000       1,128,488
  Federal National Mortgage Association
      - Strip 272 2***                                    AAA             7.500       Jul 01, 2026       1,819,568         466,255
                                                                                                                         ---------
     Quasi-Government/Government Sponsored total
     (COST: ($27,336,863)                                                                                              $27,123,904
                                                                                                                        ----------


                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Non - U.S. Government Bonds:                 6.1%
Canadian Provincials:                        4.2%
  Hydro Quebec                                            A-1             8.400       Jan 15, 2022      $1,000,000      $1,181,620
  New Brunswick, Prov                                     A-1             6.750       Aug 15, 2013       2,000,000       2,075,880
  Nova Scotia Prov of                                     A-3             9.735       Jul 15, 2002       1,000,000       1,125,920
  Ontario, Province of                                    AA-3            7.750       Jun 04, 2002       1,000,000       1,064,450
  Quebec Province of                                      A-2             9.125       Mar 01, 2000         250,000         265,208
  Saskatchewan Province of                                A-3             7.125       Mar 15, 2008       2,000,000       2,134,260
                                                                                                                         ---------
     Canadian Provincials total                                                                                          7,847,338

Sovereign Issues:                            1.9%
  Argentina Global Bond                                   BA-3/BB         8.375       Dec 20, 2003         750,000         714,375
  Brazil - Global                                         B-1/BB-         8.875       Nov 05, 2001         500,000         495,000
  Columbia, Republic                                      BAA-3/BBB-      7.250       Feb 23, 2004       2,000,000       1,897,304
  Ministry of Finance - Russia                            BA-2/BB-       10.000       Jun 26, 2007         500,000         464,500
                                                                                                                         ---------
     Sovereign Issues total                                                                                              3,571,179

     TOTAL NON - U.S. GOVERNMENT BONDS
     (COST: $11,496,772)                                                                                               $11,418,517
                                                                                                                        ----------

U.S. Corporate Bonds:                        56.5%
Forest Products/Paper:                       5.6%
  Boise Cascade Corp.                                     BAA-3/BBB-      9.450       Nov 01, 2009        $500,000        $609,403
  Boise Cascade Corp.                                     BAA-3/BBB-      9.875       Feb 15, 2001         500,000         517,909
  Champion International Corp.                            BAA-1/BBB       9.875       Jun 01, 2000         100,000         108,202
  Champion International Corp.                            BAA-1/BBB       7.100       Sep 01, 2005       3,750,000       3,890,063
  Champion International Corp.                            BAA-1/BBB       6.400       Feb 15, 2026       2,000,000       2,021,222
  Chesapeake Corp.                                        BAA-3/BBB       7.200       Mar 15, 2005       1,000,000       1,033,652
  International Paper                                     A-3/A-          7.875       Aug 01, 2006       1,000,000       1,090,264
  Kimberly-Clark Corp.                                    AA-2/AA         9.000       Aug 01, 2000         600,000         642,575
  Scott Paper-Defeased                                    NR             10.000       Mar 01, 2002         500,000         570,887
                                                                                                                         ---------
     Forest Products/Paper total                                                                                        10,484,176

Investment Banking/Brokerage:                9.5%
  Bear Stearns                                            A-2/A           6.750       Apr 15, 2003       1,000,000       1,012,050
  Dean Witter Discover                                    A-1/A+          6.750       Oct 15, 2013       2,500,000       2,499,783
  Dean Witter Discover                                    A-1/A+          6.300       Jan 15, 2006       1,000,000         983,941
  Donaldson, Lufkin, Jenrette, Inc.                       A-3/A-          6.875       Nov 01, 2005         700,000         710,706
  Donaldson, Lufkin, Jenrette, Inc.                       A-3/A-          5.625       Feb 15, 2016       2,480,000       2,451,311
  Lehman Brothers Holdings                                BAA-1/A         7.125       Sep 15, 2003       1,000,000       1,027,365
  Lehman Brothers Holdings                                BAA-1/A         6.306       Sep 10, 2001       1,000,000         998,551
  Merrill Lynch & Co.,  Inc.                              AA-3/AA-        6.250       Jan 15, 2006         350,000         344,583
  Paine Webber Group                                      BAA-1/BBB+      6.750       Feb 01, 2006         700,000         703,480
  Paine Webber Inc.                                       BAA-1/BBB+      7.875       Feb 15, 2003       1,000,000       1,058,878
  Salomon Inc.                                            A-2/A           7.125       Aug 01, 1999         500,000         507,790
  Salomon Inc.                                            A-2/A           7.200       Feb 01, 2004       3,500,000       3,624,621
  Salomon Inc.                                            A-2/A           7.500       Feb 01, 2003       2,000,000       2,098,524
                                                                                                                         ---------
     Investment Banking/Brokerage total                                                                                 18,021,583

Finance Co. - Consumer Loans:                1.0%
  Household Finance Co.                                   A-2/A           7.125       Sep 01, 2005       1,735,000       1,797,450
                                                                                                                         ---------

Finance/Insurance:                           0.4%
  Equitable Life Assurance                                A-2/A           6.950       Dec 01, 2005         792,000         807,615
                                                                                                                         ---------

Finance - Diversified:                       2.5%
  Ameritech Capital                                       AA-3/AA+        7.500       Apr 01, 2005       2,000,000       2,147,254
  Dow Capital                                             A-1/A           7.125       Jan 15, 2003         900,000         933,765
  General Motors Acceptance Corporation                   A-3             6.450       Apr 15, 1999       1,045,000       1,049,642
  U.S. West Capital Funding                               BAA-1/BBB+      6.750       Oct 01, 2005         500,000         504,267
                                                                                                                         ---------
     Finance - Diversified total                                                                                         4,634,928




                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Mortgage Related Securities:                 0.2%
  Prudential Home Funding                                 AAA             6.050       Apr 25, 2024        $500,000        $466,310
                                                                                                                         ---------

Drugs/Health Care:                           0.3%
  American Home Products                                  A-2/A           7.700       Feb 15, 2000         530,000         547,070
                                                                                                                         ---------

Hospital Management/Supplies                 0.2%
  Columbia/HCA Healthcare Corporation                     BAA-2/BBB       6.910       Jun 15, 2005         300,000         293,477
                                                                                                                         ---------

Media:                                       0.1%
  McGraw-Hill, Inc.                                       A-1             9.430       Sep  1, 2000         100,000         107,695
                                                                                                                         ---------

Publishing-News:                             0.3%
  Knight Ridder                                           A-3/A           8.500       Sep 01, 2001         530,000         550,071
                                                                                                                         ---------

Beverage/Confect/Tobacco:                    0.3%
  J Seagram & Sons                                        A-2/A           9.650       Aug 15, 2018         500,000         657,175
                                                                                                                         ---------

Retail-Department:                           0.3%
  Dayton Hudson Corp.                                     BAA-1/BBB+      9.750       Nov 01, 1998         250,000         257,063
  Dayton Hudson Corp.                                     BAA-1/BBB+      7.250       Sep 01, 2004         310,000         323,014
                                                                                                                         ---------
     Retail-Department total                                                                                               580,077

Auto-Related:                                2.7%
  Ford Motor Co.                                          A-1/A           7.500       Nov 15, 1999       1,500,000       1,537,658
  Ford Motor Co.                                          A-1/A           7.250       Oct 01, 2008       1,000,000       1,063,818
  Ford Motor Co.                                          A-1/A           8.875       Apr 01, 2006         500,000         577,576
  General Motors Corp.                                    A-3/A-          7.000       Jun 15, 2003         745,000         771,635
  Hertz Corp                                              A-3/BBB+        9.000       Nov 01, 2009       1,000,000       1,226,303
                                                                                                                         ---------
     Auto-Related total                                                                                                  5,176,990

Hotel & Motel:                               0.3%
  Marriott International, Inc.                            BAA-1/BBB+      7.125       Jun 01, 2007         500,000         521,573
                                                                                                                         ---------

Electronics:                                 2.0%
  Motorola Inc.                                           AA-3/AA         6.500       Sep 01, 2025       1,975,000       2,059,275
  Xerox Corporation                                       A-2/A           7.150       Aug 01, 2004       1,700,000       1,780,553
                                                                                                                         ---------
     Electronics total                                                                                                   3,839,828

Aerospace/Defense:                           0.9%
  Lockheed Martin                                         A-3/BBB+        6.850       May 15, 2001         750,000         762,525
  Lockheed Corp                                           A-3/BBB+        9.375       Oct 15, 1999         500,000         527,410
  Raytheon Co.                                            BAA-1/BBB       6.500       Jul 15, 2005         500,000         503,189
                                                                                                                         ---------
     Aerospace/Defense total                                                                                             1,793,124

Electric Household Appliance:                0.4%
  Maytag Corporation                                      BAA-1/BBB+      9.750       May 15, 2002         600,000         677,132
                                                                                                                         ---------

Engineering/Construction Services:           0.9%
  Foster Wheeler Corp.                                    BAA-2/BBB       6.750       Nov 15, 2005       1,710,000       1,718,723
                                                                                                                         ---------

Machine Tools:                               1.5%
  Giddings & Lewis                                        BA-1            7.500       Oct 01, 2005       2,500,000       2,609,870
  Ingersoll Rand Company                                  A-3/A-          6.480       Jun 01, 2025         300,000         308,304
                                                                                                                         ---------
     Machine Tools total                                                                                                 2,918,174




                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Oil/Oil Service:                             4.7%
  Baroid Corp                                             AA-3/A          8.000       Apr 15, 2003         $58,000         $62,645
  Coastal Corp                                            BAA-3/BBB-     10.250       Oct 15, 2004       1,000,000       1,201,620
  Enron Corp.                                             BAA-2/BBB+      7.625       Sep 10, 2004       1,500,000       1,591,392
  Enron Corp.                                             BAA-2/BBB+      6.875       Oct 15, 2007       1,500,000       1,526,691
  Lyondell Petrochem                                      BAA-3/BBB-     10.000       Jun 01, 1999         500,000         524,766
  Occidental Peto Bond                                    BAA-2/BBB       9.250       Aug 01, 2019       1,000,000       1,276,388
  Union Oil Co. of California                             BAA-1/BBB+      7.200       May 15, 2005       1,400,000       1,461,712
  Union Oil Co. of California                             BAA-1/BBB+      9.125       Feb 15, 2006       1,000,000       1,169,650
                                                                                                                         ---------
     Oil/Oil Service total                                                                                               8,814,864

Containers:                                  0.5%
  Bemis Co., Inc.                                         A-2/A           6.700       Jul 01, 2005       1,010,000       1,028,088
                                                                                                                         ---------

Chemicals:                                   1.8%
  Union Carbide Corporation                               BAA-2/BBB       6.790       Jun 01, 2025       3,300,000       3,421,849
                                                                                                                         ---------

Transportation:                              7.1%
  American Airlines                                       A-3/BBB         8.040       Sep 16, 2011       2,000,000       2,155,560
  Burlington Northern, Inc.                               BAA-2/BBB       7.400       May 15, 1999         200,000         203,504
  CSX Corp                                                BAA-2/BBB       9.000       Aug 15, 2006       1,800,000       2,086,528
  Delta Air Lines                                         BAA-1/BBB       8.540       Jan 02, 2007         292,674         315,307
  Federal Express                                         A-3/BBB+        7.850       Jan 30, 2015       3,441,617       3,749,711
  Golden State Petroleum Transport                        Ba1/BBB-        8.040       Feb 01, 2019       4,000,000       4,286,856
  Southwest Airlines                                      A-1/A           8.700       Jul 01, 2011          19,455          22,374
  United Airlines                                         Baa-1/BBB       9.020       Apr 19, 2012         462,541         534,813
                                                                                                                         ---------
     Transportation total                                                                                               13,354,653

Railroad Equipment:                          0.2%
  Union Pacific RR                                        Aa-3/A          6.540       Jul 01, 2015         434,739         438,674
                                                                                                                         ---------

Utilities-Telephone:                         4.7%
  BellSouth Telecommunications, Inc.                      AAA/AAA         6.500       Jun 15, 2005         150,000         153,037
  BellSouth Telecommunications, Inc.                      AAA/AAA         6.250       May 15, 2003       1,500,000       1,513,880
  Carolina T&T                                            AA-3/A+         5.750       Aug 15, 2000       1,000,000         992,849
  GTE Corporation                                         BAA-1/A         9.100       Jun 01, 2003       1,000,000       1,125,155
  GTE Corporation                                         BAA-1/A         9.375       Dec 01, 2000         500,000         541,604
  GTE North, Inc.                                         A-1/AA-         6.000       Jan 15, 2004       4,000,000       3,956,208
  Northwestern Bell Telephone Co.                         AA-3/A          9.500       May 01, 2000         600,000         645,044
  Pacific NW Bell Telephone                               AA-3/A          4.375       Sep 01, 2002          35,000          32,503
                                                                                                                         ---------
     Utilities-Telephone total                                                                                           8,960,280

Utilities-Electric:                          5.4%
  Cincinnati Gas & Electric                               A-3/A-          5.800       Feb 15, 1999       1,000,000         997,403
  Commonwealth Edison                                     BAA-2/BBB       7.000       Jul 01, 2005       1,000,000       1,024,427
  Consolidated Edison of New York                         A-1/A+          6.250       Apr 01, 1998         200,000         200,148
  Florida Power                                           A-1             6.720       Jul 01, 2005       2,000,000       2,033,606
  Midwest Power Systems                                   A-2/AA-         7.125       Feb 01, 2003         150,000         156,069
  Niagara Mohawk Power                                    BA-3/BB+        9.250       Oct 01, 2001         500,000         538,008
  Pacificorp                                              A-2/A           6.750       Apr 01, 2005         250,000         255,477
  System Energy Resourses                                 BAA-3/BBB-      7.625       Apr 01, 1999         762,000         775,709
  Wisconsin Power & Light                                 AA-2/AA         7.600       Jul 01, 2005       2,000,000       2,145,968
  Wisconsin Public Service, Inc.                          AA-2/AA+        7.300       Oct 01, 2002       2,000,000       2,101,438
                                                                                                                         ---------
     Utilities-Electric total                                                                                           10,228,253

Utilities-Natural Gas Pipeline:              2.6%
  Burlington Resources, Inc.                              A-3/A-          9.625       Jun 15, 2000         100,000         107,885
  Consolidated Natural Gas                                A-1/AA-         5.875       Oct 01, 1998          50,000          50,014
  El Paso Natural Gas                                     Baa-2/BBB       9.450       Sep 01, 1999         500,000         525,357
  Michigan Consolidated Gas                               A-2/A           8.000       May 01, 2002       2,000,000       2,133,026
  Michigan Consolidated Gas                               A-2/A           5.750       May 01, 2001       1,000,000         989,266
  Southwestern Energy                                     BAA-2/BBB+      6.700       Dec 01, 2005       1,000,000       1,016,697
                                                                                                                         ---------
     Utilities-Natural Gas Pipeline total                                                                                4,822,245

                                                   BOND FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


BOND FUND INVESTMENTS,                       % Net        Quality        Coupon         Maturity             Par
CONTINUED:                                  Assets        Rating*         Rate            Date             Amount            Value
                                            ------        -------         ----            ----             ------            -----
Diversified Companies:                       0.1%
  Whitman Corporation                                     BAA-2/BBB+      7.500       Feb 01, 2003         100,000         105,178
                                                                                                                         ---------

     TOTAL U.S. CORPORATE BONDS
     (COST: $106,058,517)                                                                                             $106,767,256
                                                                                                                       -----------

Non - U.S. Corporate Bonds:                  3.3%
  BHP Finance, Inc.                                       A-2/A           6.420       Mar 01, 2026      $2,000,000      $1,998,054
  Falconbridge Ltd.                                       BAA-2/BBB+      7.350       Nov 01, 2006       2,000,000       2,104,272
  Hanson Overseas                                         A-3/A-          6.750       Sep 15, 2005       2,000,000       2,047,842
                                                                                                                         ---------
     TOTAL NON -  U.S. CORPORATE BONDS
     (COST: $6,164,058)                                                                                                 $6,150,168
                                                                                                                         ---------

     TOTAL INVESTMENTS, BOND SERIES
     (COST: $185,177,448)**                                                                                           $185,599,118
                                                                                                                       ===========

See accompanying notes to investments in securities.

    *Moody's/Standard & Poors' quality ratings (unaudited). See the current Prospectus and Statement of Additional Information for a complete description of these ratings.

  **At December 31, 1997, the cost of securities for federal income tax purposes was $185,177,448. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.................................$1,093,246
Gross unrealized depreciation...................................(671,576)
                                                                --------
Net unrealized depreciation.................................... $421,670
                                                                ========

***This security provides a claim on the interest component of the underlying mortgages, but not on their principal component. That is, the security's cash flows depend on the amount of principal outstanding at the payment date. If prepayments on the underlying mortgages are higher than expected, the yield on the security may be adversely affected.


                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


                                             % Net        Quality      Annualized       Maturity             Par
MONEY MARKET FUND INVESTMENTS:              Assets        Rating*         Yield           Date             Amount            Value
                                            ------        -------         -----           ----             ------            -----
Short-Term Investments:
Commercial Paper/Savings:                    68.0%
  Anheuser Busch Companies                                A-1/P-1         5.76%       Jan 22, 1998       $2,100,000      $2,093,092
  Associates Corp NA                                      A-1+/P-1        5.88%       Jan 29, 1998       2,000,000       1,991,071
  Bell South Telecom Inc.                                 A-1+/P-1        5.28%       Jan 13, 1998       2,000,000       1,996,250
  Caterpillar Inc                                         A-1/P-1         5.78%       Feb 17, 1998       2,000,000       1,991,148
  CIT Group Holdings                                      A-1/P-1         5.71%       Feb 03, 1998       2,000,000       1,989,825
  Coca-Cola Co.                                           A-1+/P-1        5.65%       Feb 02 ,1998       2,100,000       2,089,733
  Consolidated Natural Gas                                A-1+/P-1        6.30%       Jan 07, 1998         369,000         368,619
  Ford Motor Credit Company                               A-1/P-1         5.82%       Feb 10, 1998       2,000,000       1,987,415
  General Electric Capital Corporation                    A-1+/P-1        5.75%       Jan 06, 1998       2,100,000       2,098,362
  General Mills                                           A-1/P-1         5.74%       Jan 02, 1998       1,350,000       1,349,789
  Interstate Power Co.                                    A-1/P-1         5.90%       Jan 26, 1998       1,000,000         995,993
  Interstate Power Co.                                    A-1/P-1         5.88%       Jan 27, 1998       1,000,000         995,847
  John Deere Capital Credit                               A-1/P-1         5.78%       Jan 23, 1998       2,000,000       1,993,107
  Madison Gas & Electric                                  A-1+/P-1        5.88%       Jan 12, 1998       1,000,000         998,237
  Merrill Lynch & Co Inc                                  A-1+/P-1        5.72%       Jan 08, 1998         900,000         900,000
  Morgan Stanley, Dean Witter, Discover
      and Co.                                             A-1/P-1         5.76%       Jan 22, 1998       1,200,000       1,196,080
  Northern Illinois Gas Co                                A-1+/P-1        5.85%       Jan 23, 1998       1,800,000       1,793,675
  Walt Disney Company                                     A-1/P-1         5.63%       Jan 02, 1998       1,100,000       1,099,832
  State Street Bank & Trust                                               5.25%                             56,342          56,342
                                                                                                                        ----------
     TOTAL COMMERCIAL PAPER/
     SAVINGS, AT COST                                                                                                  $27,984,417
                                                                                                                        ----------

Quasi-Government/Government Sponsored:       21.5%
  Federal Home Loan Discount Notes                                        5.78%       Jan 02, 1998      $1,500,000      $1,498,115
  Federal Home Loan Discount Notes                                        5.65%       Jan 12, 1998       2,805,000       2,800,165
  FNMA Discount Notes                                                     5.86%       Jan 20, 1998       2,321,000       2,316,600
  FNMA Discount Notes                                                     5.62%       Jan 16, 1998       1,055,000       1,052,613
  Federal Farm Credit Discount Notes                                      5.62%       Jan 21, 1998       1,200,000       1,196,340
                                                                                                                        ----------
     TOTAL QUASI-GOVERNMENT/GOVERNMENT
     SPONSORED, AT COST                                                                                                 $8,863,833
                                                                                                                        ----------

Government Guaranteed:                       10.6%
  U. S. Treasury Bill                                                     4.97%       Feb 05, 1998      $4,450,000      $4,344,277
                                                                                                                        ----------

     TOTAL INVESTMENTS, MONEY MARKET
     FUND, AT COST                                                                                                     $41,192,527
                                                                                                                        ==========

See accompanying notes to investments in securities.

*Moody's/Standard  &  Poors'  quality  ratings  (unaudited).   See  the  current
Prospectus and Statement of Additional Information for a complete description of these ratings.


                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                               Investments in Securities (Continued)
                                                         December 31, 1997


                                                   % of            Interest         Maturity          Principal
TREASURY 2000 FUND INVESTMENTS:                 Net Assets           Rate             Date             Amount              Value
                                                ----------           ----             ----             ------              -----
Government Guaranteed - U.S.:
   U.S. Treasury Strip (Cost $1,502,323)*         100.0%             9.69%         Nov 15, 2000     $2,000,000         $1,701,374
                                                                                                                        =========

See accompanying notes to investments in securities.

Notes to investments in securities:
Interest rates on and stripped Treasury Securities represent annualized yield to maturity at date of purchase. Values of investment securities are determined as described in Note 2 of the financial statements.

*At December 31, 1997, the cost of securities for federal income tax purposes was $1,502,323. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:
Gross unrealized appreciation..................................... $199,050
Gross unrealized depreciation................................            --
                                                                   --------
Net unrealized appreciation....................................... $199,050
                                                                   ========


                                                         ULTRA SERIES FUND
                                                      Statement of Operations
                                                    Year Ended December 31, 1997



                                            Capital      Growth and                                       Money        Treasury
                                         Appreciation   Income Stock     Balanced          Bond          Market          2000
                                          Stock Fund        Fund           Fund            Fund           Fund           Fund
Investment income (note 2):
  Interest income                         $451,972       $881,021      $9,624,772     $3,320,834     $1,621,455        $114,238

  Dividend income                        1,854,993      6,473,882       1,727,637             --             --              --
                                        ----------     ----------      ----------      ---------      ---------        --------
    Total income                         2,306,965      7,354,903      11,352,409      3,320,834      1,621,455         114,238
                                        ----------     ----------      ----------      ---------      ---------        --------
Expenses (note 4):

  Advisory fees                          1,194,672      2,108,616       1,627,496        248,008        134,513              --

  Advisory/Administrative fees                  --             --              --             --             --           7,325

  Accounting and custodian fees             18,100         37,708          30,955          6,462          5,387              --

  Trustees' fees                             2,203          5,276           4,030            641            493              23

  Registration fees                         19,125         45,350          36,131          5,394          4,550              --

  Legal fees                                 4,858         11,521           9,179          1,370          1,156              --

  Audit fees                                 5,711         13,634          10,888          1,654          1,351              39

  Printing and mailing fees                  8,245         19,550          15,576          2,325          1,962              --

  Other expenses                             3,760          8,916           7,104          1,061            895              --
                                        ----------     ----------      ----------      ---------      ---------        --------
  Expenses before reimbursement          1,256,674      2,250,571       1,741,359        266,915        150,307           7,387
  Reimbursable expenses from
  CUNA Mutual Life Insurance Company        (8,943)       (16,291)        (12,966)        (4,363)        (4,095)             --
                                        ----------     ----------      ----------      ---------      ---------        --------
    Total net expenses                   1,247,731      2,234,280       1,728,393        262,552        146,212           7,387
                                        ----------     ----------      ----------      ---------      ---------        --------
   Net investment income                 1,059,234      5,120,623       9,624,016      3,058,282      1,475,243         106,851
                                        ----------     ----------      ----------      ---------      ---------        --------

Realized and unrealized gain (loss) on investments (notes 2 and 3):

  Realized gain (loss) on security transactions:

   Proceeds from sale of securities
    and principal pay downs             29,124,058     76,016,996      56,037,257     15,142,309      4,961,839              --

   Cost of securities sold             (23,606,820)   (66,517,987)    (52,244,642)   (15,119,915)    (4,961,839)             --
                                        ----------     ----------      ----------      ---------      ---------        --------
   Net realized gain (loss) on
    security transactions                5,517,238      9,499,009       3,792,615         22,394             --              --

  Net change in unrealized
   appreciation or depreciation
   on investments                       40,907,564     84,642,706      25,504,114        326,623             --           1,846
                                        ----------     ----------      ----------      ---------      ---------        --------
  Net gain (loss) on investments        46,424,802     94,141,715      29,296,729        349,017             --           1,846
                                        ----------     ----------      ----------      ---------      ---------        --------


  Net increase in net assets
   resulting from operations           $47,484,036    $99,262,338     $38,920,745     $3,407,299     $1,475,243        $108,697
                                        ==========     ==========      ==========      =========      =========        ========


See accompanying notes to financial statements.


                                                         ULTRA SERIES FUND
                                                 Statement of Changes in Net Assets
                                               Years Ended December 31, 1997 and 1996



                                                   CAPITAL APPRECIATION               GROWTH AND INCOME
                                                        STOCK FUND                       STOCK FUND              BALANCED FUND
Operations:                                       1997           1996           1997          1996            1997          1996
                                                  ----           ----           ----          ----            ----          ----
  Net investment income                      $1,059,234       $646,279     $5,120,623     $2,863,311     $9,624,016     $5,922,093

  Net realized gain (loss) on security
   transaction                                5,517,238      3,152,749      9,499,009      5,656,957      3,792,615      4,268,803

  Net change in unrealized appreciation
   or depreciation on investments            40,907,564      9,688,795     84,642,706     26,520,015     25,504,114      6,612,755
                                            -----------     ----------    -----------    -----------    -----------    -----------
   Change in net assets from
    operations                               47,484,036     13,487,823     99,262,338     35,040,283     38,920,745     16,803,651
                                            -----------     ----------    -----------    -----------    -----------    -----------


Distributions to shareholders:

  From net investment income                 (1,065,876)      (639,086)    (5,180,495)    (2,804,744)    (9,668,911)    (5,850,662)

  From realized gains on investments         (5,541,711)    (3,084,815)    (9,518,672)    (5,675,210)    (3,841,952)    (4,393,033)

  Return of capital                             (43,461)            --       (118,470)            --             --             --
                                             -----------     ----------    -----------    -----------    -----------    -----------
   Change in net assets from
    distributions                            (6,651,048)    (3,723,901)   (14,817,637)    (8,479,954)   (13,510,863)   (10,243,695)
                                             -----------     ----------    -----------    -----------    -----------    -----------

Class Z Share transactions (note 5):

  Proceeds from sale of shares              311,778,406     48,543,686    260,073,329     99,870,808     80,187,804     70,374,669

  Net asset value of shares issued in
   reinvestment of distributions              6,651,048      3,723,901     14,817,637      8,479,954     13,510,863     10,243,695
                                            -----------     ----------    -----------    -----------    -----------    -----------
                                            318,429,454     52,267,587    274,890,966    108,350,762     93,698,667     80,618,364

  Cost of shares repurchased                 (1,742,040)    (1,475,008)    (2,041,007)    (4,208,480)    (4,029,711)    (3,422,404)
                                            -----------     ----------    -----------    -----------    -----------    -----------
   Change in net assets derived from
    capital share transactions              316,687,414     50,792,579    272,849,959    104,142,282     89,668,956     77,195,960
                                            -----------     ----------    -----------    -----------    -----------    -----------
Increase in net assets                      357,520,402     60,556,501    357,294,660    130,702,611    115,078,838     83,755,916

Net assets:

  Beginning of year                          98,673,833     38,117,332    232,840,773    102,138,162    194,724,874    110,968,958
                                            -----------     ----------    -----------    -----------    -----------    -----------
  End of year                              $456,194,235    $98,673,833   $590,135,433   $232,840,773   $309,803,712   $194,724,874
                                            ===========     ==========    ===========    ===========    ===========    ===========
Undistributed net investment
  income included in net assets                      --        $14,253             --        $69,558        $49,986        $94,881
                                            ===========     ==========    ===========    ===========    ===========    ===========


See accompanying notes to financial statements.


                                                         ULTRA SERIES FUND
                                           Statement of Changes in Net Assets (Continued)
                                               Years Ended December 31, 1997 and 1996



                                                 BOND FUND                    MONEY MARKET FUND               TREASURY 2000 FUND
Operations:                                   1997           1996           1997          1996            1997          1996
                                              ----           ----           ----          ----            ----          ----
  Net investment income                    $3,058,282     $1,251,976     $1,475,243       $836,930       $106,851       $107,928

  Net realized gain (loss) on security
   transactions                                22,394         49,716             --             --             --             --

  Net change in unrealized appreciation
   or depreciation on investments             326,623       (477,126)            --             --          1,846        (75,534)
                                           ----------     ----------     ----------     ----------     ----------     ----------
   Change in net assets from
    operations                              3,407,299        824,566      1,475,243        836,930        108,697         32,394
                                          -----------     ----------     ----------     ----------     ----------     ----------
Distributions to shareholders:

  From net investment income               (3,013,977)    (1,238,292)    (1,475,243)      (836,930)            --             --

  From realized gains on investments          (22,394)       (49,716)            --             --             --             --

  Return of capital                                --             --             --             --             --             --
                                          -----------     ----------     ----------     ----------     ----------     ----------
   Change in net assets from
    distributions                          (3,036,371)    (1,288,008)    (1,475,243)      (836,930)            --             --
                                          -----------     ----------     ----------     ----------     ----------     ----------
Class Z Share transactions (note 5):

  Proceeds from sale of shares            160,361,652     13,819,369     57,328,276     32,934,173          7,239          7,020

  Net asset value of shares issued in
   reinvestment of distributions            3,036,371      1,288,008      1,473,088        835,642             --             --
                                          -----------     ----------     ----------     ----------     ----------     ----------
                                          163,398,023     15,107,377     58,801,364     33,769,815          7,239          7,020

  Cost of shares repurchased               (1,501,306)    (1,796,780)   (38,642,199)   (24,132,957)            --             --
                                          -----------     ----------     ----------     ----------     ----------     ----------


   Change in net assets derived from
    capital share transactions            161,896,717     13,310,597     20,159,165      9,636,858          7,239          7,020
                                          -----------     ----------     ----------     ----------     ----------     ----------
Increase (decrease) in net assets         162,267,645    12,847,155      20,159,165      9,636,858        115,936         39,414

Net assets:

  Beginning of year                        26,571,923     13,724,768     21,010,987     11,374,129      1,584,741      1,545,327
                                          -----------     ----------     ----------     ----------     ----------     ----------
  End of year                            $188,839,568    $26,571,923    $41,170,152    $21,010,987     $1,700,677     $1,584,741
                                          ===========     ==========     ==========     ==========     ==========     ==========

Undistributed net investment
  income included in net assets               $62,339        $18,034             --             --             --             --
                                          ===========     ==========     ==========     ==========     ==========     ==========


See accompanying notes to financial statements.


                                        CAPITAL APPRECIATION STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                                ------------------------- CAPITAL APPRECIATION STOCK FUND -------------------------
(For a share outstanding throughout the period):   1997              1996             1995              1994
                                                   ----              ----             ----              ----
Net Asset Value, Beginning of Period             $14.60            $12.51            $9.97            $10.00
                                                 ------            ------           ------            ------

  Income from Investment Operations

   Net Investment Income                           0.07              0.13             0.14              0.16

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 4.52              2.55             2.91              0.37
                                                 ------            ------           ------            ------

  Total from Investment Operations                 4.59              2.68             3.05              0.53
                                                -------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.07)            (0.13)           (0.14)            (0.15)

   Distributions from Realized Capital Gains      (0.27)            (0.46)           (0.37)            (0.41)
                                                 ------            ------           ------            ------

  Total Distributions                             (0.34)            (0.59)           (0.51)            (0.56)
                                                -------------------------------------------------------------

Net Asset Value, End of Period                   $18.85            $14.60           $12.51             $9.97
====================================================================================================================================

Total Return*                                    31.57%            21.44%           30.75%             5.44%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $456,194           $98,674          $38,117            $9,449

Ratio of Expenses to Average Net Assets**          0.82%             0.65%            0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       0.70%             0.96%            1.37%             1.55%

Portfolio Turnover Rate                           17.06%            49.77%           61.32%            65.81%

Average Commission Rate                            $0.06             $0.06            $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.83%, 0.66%, 0.75%, and 0.85%, for 1997, 1996, 1995, and 1994,
   respectively.


                                         GROWTH AND INCOME STOCK FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                                ------------------------- GROWTH AND INCOME STOCK FUND ---------------------------
(For a share outstanding throughout the period):   1997              1996             1995              1994             1993
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period             $21.32            $18.20           $15.06            $15.51           $15.49
                                                 ------            ------           ------            ------            ------

Income from Investment Operations

Net Investment Income                              0.31              0.34             0.37              0.32             0.29

Net Realized and Unrealized Gain (Loss)
on Investments                                     6.36              3.93             4.37             (0.04)            1.87
                                                  -----             -----            -----             -----             -----

Total from Investment Operations                   6.67              4.27             4.74              0.28             2.16
                                               -----------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.32)            (0.34)           (0.37)            (0.32)           (0.29)

   Distributions from Realized Capital Gains      (0.47)            (0.81)           (1.23)            (0.40)           (1.85)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.79)            (1.15)           (1.60)            (0.73)           (2.14)
                                               -----------------------------------------------------------------------------------

Net Asset Value, End of Period                   $27.20            $21.32           $18.20            $15.06           $15.51
====================================================================================================================================

Total Return*                                    31.42%            22.02%           31.75%             1.42%            13.77%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $590,135          $232,841         $102,138           $48,913           $32,468

Ratio of Expenses to Average Net Assets**          0.61%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       1.39%             1.78%            2.28%             2.19%            1.84%

Portfolio Turnover Rate                           20.39%            40.55%           57.80%            45.36%           56.79%

Average Commission Rate                            $0.06             $0.06            $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.61%, 0.65%, 0.69%, 0.70%, and 0.73%, for 1997, 1996, 1995, 1994, and
   1993, respectively.


                                                 BALANCED FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                                -------------------------------- BALANCED FUND ------------------------------
(For a share outstanding throughout the period):   1997              1996             1995              1994             1993
                                                   ----              ----             ----              ----             ----

Net Asset Value, Beginning of Period             $15.29            $14.63           $12.90            $13.70           $13.54
                                                 ------            ------           ------            ------            -----

  Income from Investment Operations

   Net Investment Income                           0.62              0.58             0.55              0.52             0.50

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 1.93              0.98             2.29             (0.56)            0.95
                                                  -----             -----            -----             -----             ----

  Total from Investment Operations                 2.55              1.56             2.84             (0.04)            1.45
                                               ------------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.63)            (0.58)           (0.55)            (0.51)           (0.50)

   Distributions from Realized Capital Gains      (0.19)            (0.32)           (0.56)            (0.25)           (0.79)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.82)            (0.90)           (1.11)            (0.76)           (1.29)
                                               -------------------------------------------------------------------------------------

Net Asset Value, End of Period                   $17.02            $15.29           $14.63            $12.90           $13.70
====================================================================================================================================

Total Return*                                    16.87%            10.79%           22.27%            -0.46%            10.47%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $309,804          $194,725         $110,969           $67,468           $54,363

Ratio of Expenses to Average Net Assets**          0.68%             0.65%            0.65%             0.65%            0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       3.81%             3.91%            4.03%             4.00%            3.62%

Portfolio Turnover Rate                           21.15%            33.48%           36.68%            28.53%           28.71%

Average Commission Rate                            $0.06             $0.06            $0.06
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.69%, 0.65%, 0.68%, 0.70%, and 0.74%, for 1997, 1996, 1995, 1994, and
   1993, respectively.


                                                   BOND FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                                ------------------------------ BOND FUND ------------------------------------
(For a share outstanding throughout the period):   1997              1996             1995              1994             1993
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period             $10.33            $10.63            $9.67            $10.58           $10.32
                                                 ------            ------           ------            ------            -----
  Income from Investment Operations

   Net Investment Income                           0.29              0.65             0.60              0.59             0.64

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.45             (0.28)            0.96             (0.90)            0.28
                                                  -----             -----            -----             -----             ----

  Total from Investment Operations                 0.74              0.37             1.56             (0.31)            0.92
                                                -----------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.51)            (0.64)           (0.59)            (0.59)           (0.65)

   Distributions from Realized Capital Gains      (0.02)            (0.03)           (0.01)            (0.01)           (0.01)
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.53)            (0.67)           (0.60)            (0.60)           (0.66)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                   $10.54            $10.33           $10.63             $9.67           $10.58
------------------------------------------------------------------------------------------------------------------------------------

Total Return*                                     7.45%             2.86%           16.37%            -3.06%             8.87%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $188,840           $26,572          $13,725            $7,867            $6,297

Ratio of Expenses to Average Net Assets**          0.56%             0.65%             0.65%            0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                       6.50%             6.25%             6.08%            6.03%             5.99%

Portfolio Turnover Rate                           30.71%            25.67%            14.74%           11.97%            12.23%
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.57%, 0.67%, 0.68%, 0.70%, and 0.75%, for 1997, 1996, 1995, 1994, and
   1993, respectively.


                                               MONEY MARKET FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                                ------------------------------ MONEY MARKET FUND ----------------------------
(For a share outstanding throughout the period):   1997              1996             1995              1994             1993
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period              $1.00             $1.00            $1.00             $1.00            $1.00
                                                  -----             -----            -----             -----             ----
  Income from Investment Operations

   Net Investment Income                           0.05              0.05             0.05              0.03             0.03

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             ----

  Total from Investment Operations                 0.05              0.05             0.05              0.03             0.03
                                                -----------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income       (0.05)            (0.05)           (0.05)            (0.03)           (0.03)

   Distributions from Realized Capital Gains      (0.00)            (0.00)           (0.00)             0.00             0.00
                                                  -----             -----            -----             -----             -----

  Total Distributions                             (0.05)            (0.05)           (0.05)            (0.03)           (0.03)
                                                ------------------------------------------------------------------------------

Net Asset Value, End of Period                    $1.00             $1.00            $1.00             $1.00            $1.00
====================================================================================================================================

Total Return*                                     4.75%             5.17%            5.21%             3.34%             2.86%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)        $41,170           $21,011          $11,374            $7,799            $4,749

Ratio of Expenses to Average Net Assets**         0.50%             0.65%            0.65%             0.65%             0.65%

Ratio of Net Investment Income to Average
  Net Assets                                      5.05%             4.74%            5.17%             3.66%             2.43%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

For the Money Market Fund, the "seven-day average" yield for the seven days ended December 31, 1997, was 4.96% and the "effective" yield for that period was 5.09%.

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

** During the periods  shown,  prior to May 1, 1997,  CUNA Mutual Life Insurance
   Company and its affiliates absorbed certain expenses under the terms of an Expense Reimbursement Agreement between the Ultra Series Fund and CUNA Mutual Life Insurance Company. If the Expense Reimbursement Agreement had not been in effect and if the full expenses allowable under the Investment Advisory Agreement between the Ultra Series Fund and the Investment Adviser had been charged, the resulting ratio of expenses to average net assets would have been 0.51%, 0.67%, 0.73%, 0.78%, and 0.77% for 1997, 1996, 1995, 1994, and
   1993, respectively.


                                              TREASURY 2000 FUND OF ULTRA SERIES FUND
                                                        Financial Highlights
                                                       Year Ended December 31



                                                ------------------------------- TREASURY 2000 FUND ---------------------------
(For a share outstanding throughout the period)    1997              1996             1995              1994             1993
                                                   ----              ----             ----              ----             ----
Net Asset Value, Beginning of Period              $8.64             $8.47            $7.00             $7.53            $6.53
                                                  -----             -----            -----             -----             ----

  Income from Investment Operations

   Net Investment Income                           0.58              0.58             0.58              0.53             0.48

   Net Realized and Unrealized Gain (Loss)
    on Investments                                 0.02             (0.41)            0.89             (1.06)            0.52
                                                  -----             -----            -----             -----             ----

  Total from Investment Operations                 0.60              0.17             1.47             (0.53)            1.00
                                                -----------------------------------------------------------------------------

  Distributions

   Distributions from Net Investment Income        0.00              0.00             0.00              0.00             0.00

   Distributions from Realized Capital Gains       0.00              0.00             0.00              0.00             0.00
                                                  -----             -----            -----             -----             ----

  Total Distributions                              0.00              0.00             0.00              0.00             0.00
                                                -----------------------------------------------------------------------------

Net Asset Value, End of Period                    $9.24             $8.64            $8.47             $7.00            $7.53
====================================================================================================================================

Total Return*                                     6.85%             2.10%           20.99%            -7.12%            15.43%
====================================================================================================================================

Ratio/Supplemental Data

Net Assets, End of Period (000s Omitted)         $1,701            $1,585           $1,545            $1,272            $1,363

Ratio of Expenses to Average Net Assets           0.45%             0.45%            0.45%             0.45%             0.45%

Ratio of Net Investment Income to Average
  Net Assets                                      6.56%             7.03%            7.40%             7.50%             6.69%

Portfolio Turnover Rate                             --                --               --                --                --
====================================================================================================================================

  *These returns are after all charges at the mutual fund level have been subtracted. These returns are higher than the returns at the separate account level because charges made at the separate account level have not been subtracted.

                                ULTRA SERIES FUND
                          Notes to Financial Statements

(1)  Description of the Fund

     The Ultra Series Fund (the "Fund"), a Massachusetts Business Trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified, open-end management investment company. The Fund is a series fund with six investment portfolios (the "funds"), each with different investment objectives and policies and each having available two separate classes of common stock with a par value of $.01 per share. Fund shares are sold and redeemed at a price equal to the shares' net asset value (note 2(b)). The assets of each fund are held separate from the assets of the other funds.

     Effective May 1, 1997, the shares of each fund were divided into Class Z and Class C Shares. Class Z Shares are offered to all insurance company separate accounts issued by, and all qualified retirement plans sponsored by, CUNA Mutual Life Insurance Company or its affiliates ("CUNA Mutual Life"). Class C Shares are offered to separate accounts of insurance companies other than CUNA Mutual Life, and to qualified retirement plans of companies not affiliated with the Fund or CUNA Mutual Life. Both classes of shares are identical in all respects except that: Class C Shares may be subject to a distribution fee (note 4); each class will have exclusive voting rights with respect to matters that affect just that class; and each class will bear a different name or designation. All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding share of each class based on the daily net asset value of shares of that class. As of December 31, 1997, no Class C Shares have been issued.


(2)  Significant Accounting Policies

     (a) Valuation of Investment Securities

         Value of securities, including call options, which are traded on exchanges are valued at the last sales price on the principal exchange as of the close of the New York Stock Exchange or 3:00 p.m. Central Standard Time, whichever is earlier, on the day the securities are being valued. Securities not traded on a stock exchange on a given day or traded over-the-counter are valued using a procedure determined in good faith to represent a fair value and which is authorized by the Board of Trustees. Pursuant to Rule 2A-7 of the 1940 Act, all money market instruments in the Money Market Fund are valued on an amortized cost basis. Money Market Instruments in the other funds are valued on an amortized cost basis if there are less than 60 days to maturity.

     (b) Share Valuation and Dividends to Shareholders

         The net asset value of the shares of each fund is determined on a daily basis based on the valuation of the net assets of the funds divided by the number of shares of the fund outstanding. Expenses, including the investment advisory, advisory/administrative, and distribution fees (note 4), are accrued daily and reduce the net asset value per share.

         Dividends on the Money Market Fund will be declared and reinvested daily in additional full and fractional shares of the Money Market Fund. Dividends of ordinary income from the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Bond Fund, and Balanced Fund will be declared and reinvested quarterly in additional full and fractional shares of the respective funds. All net realized capital gains of these funds, if any, will be declared and reinvested at least annually. The Treasury 2000 Fund will utilize an annual consent dividend procedure which provides the fund with the deduction for dividends constructively paid to shareholders.

     (c) Federal Income and Excise Taxes

         The Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income or excise taxes is required. Net investment income and net realized gains (losses) for the funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the funds. In addition, the Capital Appreciation Stock Fund, the Growth and Income Stock Fund, and the Balanced Fund paid consent dividends, whereby $91,306, $131,287 and $16,980, respectively, of its realized gains were treated as being distributed to their shareholders and reinvested in that fund.

     (d) Security Transactions and Investment Income

         Security transactions are recorded on the trade date basis. Realized gains and losses from security transactions are reported on the identified cost basis. Interest, including amortization of premium and discount, is accrued daily and dividend income is recorded on the ex-dividend date.

     (e) Use of Estimates

         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

(3)  Purchase and Sales of Investment Securities

     The cost of securities purchased and the proceeds from securities sold (including maturities, excluding short-term securities for all funds except Money Market) for each fund during the year ended December 31, 1997, were as follows:

                                             Capital       Growth and                                      Money       Treasury
                                          Appreciation    Income Stock       Balanced        Bond         Market         2000
                                           Stock Fund         Fund             Fund          Fund          Fund          Fund

Total costs of securities purchased   $323,217,798     $315,654,405    $138,509,972   $163,798,811   $208,359,230    $      --
                                       ===========      ===========     ===========    ===========    ===========     ========
Total proceeds received on security
sales and principal paydowns           $29,124,058      $76,016,996     $56,037,257    $15,142,309   $189,689,839    $      --
                                        ==========      ===========     ===========     ==========    ===========     ========


(4)  Transactions with Affiliates

     Fees and Expenses

     The Fund has entered into an investment advisory agreement with CIMCO Inc. (the "Investment Adviser"), an affiliated company. For the four-month period ended April 30, 1997, the Investment Adviser received monthly advisory or advisory/ administrative fees, based on average daily net assets, at an annual rate of .5 percent of the Capital Appreciation Stock, Growth and Income Stock, Balanced, Bond and Money Market Funds and .45 percent of the Treasury 2000 Fund. On May 1, 1997, a new advisory agreement with the Investment Advisor changed this fee structure and provides for a different fee for each portfolio within the Fund. The fees, paid monthly, are calculated as a percentage of the average daily net assets for each portfolio at the following annual rates:

              Capital Appreciation Stock             0.80%
              Balanced                               0.70%
              Growth and Income Stock                0.60%
              Bond                                   0.55%
              Money Market                           0.45%
              Treasury 2000                          0.45%

     Under the new unitary fee structure, the Investment Adviser is responsible for providing or obtaining services and paying certain expenses including custodian fees, transfer agent fees, pricing costs, and accounting and legal fees as indicated in the investment advisory agreement.

     In addition to the unitary investment advisor fee, each fund also pays certain expenses including trustees fees, brokerage commissions, interest expense, audit fees, and other extraordinary expenses.

     For the four-month period ended April 30, 1997, the Investment Adviser was required to reimburse the funds for the amount, if any, by which the aggregate expenses of any fund (including the Investment Adviser's fee, but excluding brokerage commissions, interest, taxes, and extraordinary expenses) in any calendar year exceed 2.0 percent of the average daily net assets of the funds. In addition, for the four-month period ended April 30, 1997, CUNA Mutual Life has voluntarily agreed to reimburse the Capital Appreciation Stock, Growth and Income Stock, Balance, Bond and Money Market Funds for ordinary business expenses in excess of .65 percent (of which .5 percent is the advisory fee and .15 percent is general and administrative expenses) of the average daily net assets of these funds. Also, for the four-month period ended April 30, 1997, the Investment Advisor has agreed to assume responsibility for providing all administrative services and paying all ordinary business expenses of the Treasury 2000 Fund which exceed .45 percent (all of which is the advisory/administrative fee) of average daily net assets. Currently, CUNA Mutual Life and CUNA Mutual Insurance Society, affiliated companies, are providing administrative services on behalf of the Investment Advisor.

     During the year ended December 31, 1997, CUNA Mutual Life voluntarily reimbursed expenses for each of the funds in the following amounts:

           Capital Appreciation Stock Fund..........   $ 8,943
           Bond Fund ................................  $ 4,363
           Growth and Income Stock Fund..............  $16,291
           Money Market Fund ........................  $ 4,095
           Balanced Fund.............................  $12,966


     All capital shares outstanding at December 31, 1997, are owned by separate investment accounts of CUNA Mutual Life.

     Certain officers and directors of the Fund are also officers of CUNA Mutual Life or CIMCO Inc. During the twelve-month period ended December 31, 1997, the Fund made no direct payments to its officers and paid trustees' fees of approximately $12,675 to its unaffiliated trustees.

     Distribution Plan

     All shares are distributed through CUNA Brokerage Service, Inc.("CBS"), and affiliated company, or other registered broker-dealers authorized by CBS. Class C Shares may also be subject to an asset-based distribution fee pursuant to Rule 12b-1 under the 1940 Act, equal to not more than 0.25%, on an annual basis, of the average value of the daily net assets of each series of the Fund attributable to Class C Shares on an annual basis.


(5)  Share Activity

     Transactions in Class Z Shares of each fund for the years ended December 31, 1997 and 1996, were as follows:

                                            Capital        Growth and                                     Money        Treasury
                                         Appreciation     Income Stock      Balanced         Bond        Market          2000
                                          Stock Fund          Fund            Fund           Fund         Fund           Fund

Shares outstanding at December 31, 1995    3,046,550       5,611,047       7,585,243      1,291,279    11,374,129        182,546

Shares sold, including reinvestment
       of dividends                        3,818,030       5,524,047       5,380,713      1,453,110    33,769,815            805

Shares repurchased                          (105,316)       (215,447)       (228,534)      (171,319)  (24,132,957)            --
                                           ---------       ---------       ---------      ---------    ----------        -------
Shares outstanding at December 31, 1996    6,759,264      10,919,647      12,737,422      2,573,070    21,010,987        183,351

Shares sold, including reinvestment
       of dividends                       17,535,010      10,850,472       5,705,061     15,479,381    58,801,364            787

Shares repurchased                           (93,915)        (77,316)       (243,133)      (143,139)  (38,642,199)            --
                                          ----------      ----------       ---------      ---------    ----------        -------
Shares outstanding at December 31, 1997   24,200,359      21,692,803      18,199,350     17,909,312    41,170,152        184,138
                                          ----------      ----------      ----------     ----------    ----------        -------


                                ULTRA SERIES FUND
                          INDEPENDENT AUDITORS' REPORT


The Trustees and Shareholders
Ultra Series Fund:

We have audited the statements of assets and liabilities, including the schedules of investments in securities, of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of the Ultra Series Fund as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and financial highlights for each of the years in the five-year (four years for Capital Appreciation Stock Fund) period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody were confirmed to us by the custodian. As to securities purchased or sold but not received or delivered, we requested confirmation from brokers, and where replies were not received, we carried out other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Fund, Growth and Income Stock Fund, Balanced Fund, Bond Fund, Money Market Fund, and Treasury 2000 Fund of the Ultra Series Fund as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year-period then ended, and the financial highlights for each of the years in the five-year (four years for Capital Appreciation Stock Fund) period then ended in conformity with generally accepted accounting principles.


                                        KPMG Peat Marwick LLP

Des Moines, Iowa
February 6, 1998

                                     PART C
                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)        (1) Financial statements included in Part A:

               Financial Highlights

          (2)  Financial Statements included in Part B:


               Audited financial statements as of and for the year ended December 31, 1997: Statements of Assets and Liabilities* Investments in Securities* Statements of Operations* Statements of Changes in Net Assets (for the two-year period ended December 31, 1997)* Notes to Financial Statements Independent Auditors' Report


               *Separate statements are prepared for each Fund of the Ultra Series Fund.

               There are no financial statements included in Part C.

(b)      Exhibits:

          (1) Amended and Restated Declaration of Trust. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (2) Amended and Restated Bylaws. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (3)  Not Applicable

          (4)  Not Applicable

          (5) A. Management Agreement effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               B. Servicing Agreement between Century Life of America (now known as CUNA Mutual Life Insurance Company) and Century Investment Management Co. (now known as CIMCO Inc.) effective October 1, 1994. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               C. Servicing Agreement between Century Investment Management Co. (now known as CIMCO Inc.) and CUNA Mutual Insurance Society effective July 17, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


          (6) Distribution Agreement between Ultra Series Fund and CUNA Brokerage Services, Inc. effective December 29, 1993. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (7)  Not Applicable

          (8) A. Custodian Agreement with United States Trust Company of New York dated June 24, 1993. Assumed by Chase Manhattan on September 2, 1995. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               B. Cash Data Entry Agreement with United States Trust Company dated June 24, 1993. Assumed by Chase Manhattan on September 2, 1995. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


               C. Custodian Agreement with State Street Bank and Trust Company. Incorporated herein by reference to post-effective amendment number 20 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on April 22, 1997.


          (9)  Not Applicable

          (10) Opinion of Counsel. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (11) A. Consent of KPMG Peat Marwick LLP

          (12) Not Applicable

          (13) A. Termination Agreement dated December 31, 1993 concerning Agreement Governing Contribution dated September 30, 1983. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               Agreement Governing Contribution. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               B. Termination Agreement dated December 31, 1993 concerning Agreement Governing Contribution dated May 31, 1988. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               Agreement Governing Contribution. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

               C. Termination of Expense Reimbursement Agreement dated January 16, 1997, effective May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.


               D. Expense Reimbursement Agreement. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (14) Not Applicable

          (15) Plan of Distribution dated May 1, 1997. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (16) Schedule for Computation. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (17) Financial Data Schedules.

          (18) Multi-Class Plans. Incorporated herein by reference to post-effective amendment number 19 to this Form N-1A registration statement (File No. 2-87775) filed with the Commission on February 28, 1997.

          (19) Powers of Attorney.

Item 25.  Persons Controlled by or Under Common Control with Registrant

The shares of the Ultra Series Fund are currently sold to separate accounts of CUNA Mutual Life Insurance Company. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, CUNA Mutual Life Insurance Company and Part B THE INVESTMENT ADVISER for a description of related parties.

CUNA Mutual Life Insurance Company is a mutual life insurance company and therefore is controlled by its contractowners. Various companies and other entities are controlled by CUNA Mutual Life Insurance Company and various companies may be considered to be under common control with CUNA Mutual Life Insurance Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Ultra Series Fund could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                 See organization charts on the following pages.

                       CUNA Mutual Life Insurance Company

                  ORGANIZATIONAL CHART AS OF DECEMBER 31, 1997

CUNA Mutual Life Insurance Company
         An Iowa mutual life insurance company
         Fiscal Year End:  December 31
         CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

         1.       Red Fox Motor Hotel Corporation
                  An Iowa Business Act Corporation.
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Operation of Red Fox Inn, a motel
                  Classes of Stock:  Common only
                  Authorized Shares:  1,000 nonpar
                  Issued Shares:  242.7821
                  Capital Structure:
                           Stated capital:  $242,782
                           Add. paid-in:  $0
                           Ret. earn:  ($14,447)
                           Total Equity:  $257,229
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31

         2.       CIMCO Inc.
                  An Iowa Business Act Corporation
                  50% ownership by CUNA Mutual Life Insurance Company
                  50% ownership by CUNA Mutual Investment Corporation
                  Business:  Registered Investment Advisor
                  Classes of Stock:  Non-assessable
                  Authorized Shares:  500,000 nonpar
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $10,000
                           Add. paid-in:  $520,000
                           Ret. earn.:  $435,660
                           Total Equity:  $965,660
                  Equal Shareholders:  CUNA Mutual Life Insurance Company &
                                       CUNA Mutual Investment Corporation
                  Fiscal Year End:  December 31
                  CIMCO Inc. is the investment adviser of:

                  a.       The Ultra Series Fund
                           A Massachusetts Business Trust
                           Domiciled in Iowa
                           Business:  Open-end diversified management investment
                                     company offered through insurance contracts
                           Shareholders: Three separate accounts of CUNA Mutual Life Insurance Company hold legal title for the benefit of policyowners.
                           Principal Underwriter: CUNA Brokerage Services, Inc. Fiscal Year End: December 31

         3.       Plan America Program, Inc.
                  A Maine Business Act Corporation
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Quasi-public corporation, operating an insurance business
                  Classes of Stock:  Voting common only
                  Authorized Shares:  5,000 of $1.00 par
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $500
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31

                          CUNA Mutual Insurance Society

                              ORGANIZATIONAL CHART
                             AS OF DECEMBER 31, 1997

CUNA Mutual Insurance Society
         Business:  Life Health & Disability Insurance
         May 20, 1935*
         State of domicile:  Wisconsin
         CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:


         1.       CUNA Mutual Investment Corporation
                  Business:  Holding Company
                  September 15, 1972*
                  State of domicile:  Wisconsin
                  CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business:  Corporate Property/Casualty
                           May 23, 1960*
                           State of domicile:  Wisconsin
                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           Credit Union Mutual Insurance Society New Zealand Ltd
                           Business:  Fidelity Bond Coverages
                           November 1, 1990*
                           State of domicile:  Wisconsin

                  b.       CUMIS General Insurance Company
                           Business:  Individual Property/Casualty
                           January 1, 1983*
                           State of domicile:  Michigan

                  c.       CUNA Brokerage Services, Inc.
                           Business:  Brokerage
                           July 19, 1985*
                           State of domicile:  Wisconsin

                  d.       CUNA Mutual General Agency of Texas, Inc.
                           Business:  Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas

                  e.       MEMBERS Life Insurance Company
                           Business:  Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile:  Wisconsin
                           Formerly CUMIS Life & CUDIS

                  f.       International Commons, Inc.
                           Business:  Special Events
                           January 13, 1981*
                           State of domicile:  Wisconsin

                  g.       CUNA Mortgage Corporation
                           Business:  Mortgage Servicing
                           November 20, 1978*
                           State of domicile:  Wisconsin

                  h.       Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance
                           April 14, 1994*
                           State of Domicile:  California

                  i.       CUNA Mutual Insurance Agency, Inc.
                           Business:  Leasing/Brokerage
                           March 1, 1974*
                           State of domicile:  Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)   CM Field Services, Inc.
                                 Business:  Serves Agency Field Staff
                                 January 26, 1994*
                                 State of domicile:  Wisconsin

                           (2)   CUNA Mutual Insurance Agency of Alabama, Inc.
                                 Business:  Property & Casualty Agency
                                 May 27, 1993*
                                 State of domicile:  Alabama

                           (3)   CUNA Mutual Insurance Agency of New Mexico, Inc
                                 Business:  Brokerage of Corporate & Personal
                                  Lines
                                 June 10, 1993*
                                 State of domicile:  New Mexico

                           (4)   CUNA Mutual Insurance Agency of Hawaii, Inc.
                                 Business:  Property & Casualty Agency
                                 June 10, 1993*
                                 State of domicile:  Hawaii

                           (5)   CUNA Mutual Casualty Insurance Agency of
                                  Mississippi, Inc.
                                 Business:  Property & Casualty Agency
                                 June 24, 1993*
                                 State of domicile:  Mississippi

                           (6)   CUNA Mutual Insurance Agency of Kentucky, Inc.
                                 Business:  Brokerage of Corporate & Personal
                                  Lines
                                 October 5, 1994*
                                 State of domicile:  Kentucky

                           (7)   CUNA Mutual Insurance Agency of Massachusetts,
                                  Inc.
                                 Business:  Brokerage of Corporate & Personal
                                  Lines
                                 January 27, 1995*
                                 State of domicile:  Massachusetts

         2.       C.U.I.B.S. Pty. Ltd.
                  Business:  Brokerage
                  February 18, 1981*
                  Country of domicile:  Australia

*Dates shown are dates of acquisition, control or organization.


CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.     C. U. Family Insurance Services, Inc./Colorado
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Colleague Services Corporation
       September 1, 1981

2.     C. U. Insurance Services, Inc./Oregon
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Oregon Credit Union League
       December 27, 1989

3.     CUFIS of New York, Inc.
       50% ownership by CUNA Mutual Insurance Agency, Inc. 50% ownership by CUC Services, Inc.
       March 28, 1991

4.     The CUMIS Group Limited
       63.5% ownership by CUNA Mutual Insurance Society (as of 12-31-97)

5.     CIMCO Inc. (CIMCO)
       50% ownership by CUNA Mutual Investment Corporation 50% ownership by CUNA Mutual Life Insurance Company January 1, 1992

6. Cooperative Savings and Credit Unions Insurance Society "Benefit" SA (Poland) 70.9% ownership by CUNA Mutual Insurance Society 15.3% ownership by CUMIS Insurance Society, Inc. 13.8% ownership by Foundation for Polish Credit Unions September 1, 1992

7.     GWARANT, Ltd.
       50%  ownership  by  CUNA  Mutual  Insurance   Society  50%  ownership  by
       Foundation for Polish Credit Unions February 18, 1994

8.     CUNA Mutual Insurance Agency of Ohio, Inc.
       1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee. 99% of value owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
       June 14, 1993

9.     Security Management Company, Ltd. (Hungary)
       90% ownership by CUNA Mutual Insurance Society
       10% ownership by:  Federation of Savings Cooperatives
       Savings Cooperative of Szoreg
       Savings Cooperative of Szekkutas (collectively Hungarian Associates) September 5, 1992

10.    CMG Mortgage Insurance Company
       55% ownership by CUNA Mutual Investment Corporation 45% ownership by PMI Mortgage Insurance Co.
       April 14, 1994


Limited Liability Companies

1.     "Sofia LTD." (Ukraine)
       99.96% CUNA Mutual Insurance Society
       .04% CUMIS Insurance Society, Inc.
       March 6, 1996

       a.      `FORTRESS' (Ukraine)
               80% "Sofia LTD."
               19% The Ukrainian National Association of Savings and Credit
                    Unions
               1% Service Center by UNASCU
               September 25, 1996

2.     CUNA  Mortgage   Assistance,   L.L.C.   50%  interest  by  CUNA  Mortgage
       Corporation 50% interest by CUNA Service Group, Inc.
       November 7, 1995


Stock Corporation - CUNA Mutual Group owns less than 50%

1. Cooperators Life Assurance Society Limited (Jamaica) CUNA Mutual Insurance Society owns 122,500 shares Jamaica Co-op Credit Union League owns 127,500 shares (NOTE: Awaiting authority to write business) May 10, 1990

2. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
       July 4, 1985

3.     CU Interchange Group, Inc.
       Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

4.     CUNA Service Group, Inc.
       April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares

5.     "Benevita LKS" (Russia)
       49% CUNA Mutual Insurance Society
       51% League of Credit Unions
       December 7, 1995

6.     Credit Union Service Corporation
       Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock


Partnerships


1.     LeaSo Partners, a California partnership
       CUNA Mutual Insurance Society - 50% Partner
       California Credit Union League - 50% Partner
       December 29, 1981

2.     CM CUSO Limited Partnership, a Washington Partnership
       CUMIS Insurance Society, Inc. - General Partner
       Credit Unions in Washington - Limited Partners
       June 14, 1993



Affiliated (Nonstock)

1.     NARCUP, Inc.
       August 8, 1978

2.     CUNA Mutual Group Foundation, Inc.
       July 5, 1967

3.     CUNA Mutual Life Insurance Company
       July 1, 1990

4. Aseguradora Solidaria de Colombia (formerly Seguros UCONAL Limitada) 17.2% membership by CUNA Mutual Insurance Society July 2, 1985


Item 26.  Number of Holders of Securities
                                                     Number of Shareholders
Fund                                                 as of March 31, 1998


Capital Appreciation Stock                                    10
Growth and Income Stock                                       10
Balanced                                                      10
Bond                                                          10
Money Market                                                  10
Treasury 2000                                                 10


Item 27.  Indemnification

Each officer, Trustee or agent of the Ultra Series Fund shall be indemnified by the Ultra Series Fund to the full extent permitted under the General Laws of the State of Massachusetts and the Investment Company Act of 1940, as amended, except that such indemnity shall not protect any such person against any liability to the Ultra Series Fund or any shareholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct"). Indemnification shall be made when (1) a final decision on the merits is made by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct, by (a) the vote of a majority of the quorum of Trustees who are not "interested persons" of the Ultra Series Fund as defined in Section 2(a)(19) of the Investment Company Act of 1940, or (b) an independent legal counsel in a written opinion. The Ultra Series Fund may, by vote of a majority of a quorum of Trustees who are not interested persons, advance attorneys' fees or other expenses incurred by officers, Trustees, Investment Advisers or principal underwriters, in defending a proceeding upon the undertaking by or on behalf of the person to be indemnified to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Ultra Series Fund shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested non-party Trustees of the Ultra Series Fund, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.  Business and Other Connections of Investment Adviser

The Investment Adviser for the Ultra Series Fund is CIMCO Inc. See Part A MANAGEMENT OF THE ULTRA SERIES FUND, The Investment Adviser for a more complete description.

      NAME                                POSITION HELD

  Michael S. Daubs                       CIMCO Inc.
                                         President
                                         1982 - Present
                                         Director
                                         1995-Present

                                         CUNA Mutual Life Insurance Company
                                         Chief Investment Officer
                                         1989 - Present

                                         CUNA Mutual Insurance Society
                                         Chief Investment Officer
                                         1990 - Present

  Lawrence R. Halverson                  CIMCO Inc.
                                         Senior Vice President and Secretary
                                         1996 - Present

                                         Vice President and Secretary
                                         1992 - 1996

                                         CUNA Brokerage Services, Inc.
                                         President
                                         1996 - Present

  Joyce A. Harris                        CIMCO Inc.
                                         Director and Chair
                                         1992 - Present

                                         Telco Community Credit Union
                                         President, Chief Executive Officer
                                         1978 - Present

  James C. Hickman                       CIMCO Inc.
                                         Director
                                         1992 - Present

                                         University of Wisconsin
                                         Professor
                                         1972 - Present

  Michael B. Kitchen                     CIMCO Inc.
                                         Director
                                         1995 - Present

                                         CUNA Mutual Life Insurance Company
                                         President and Chief Executive Officer
                                         1995 - Present

                                         CUNA Mutual Insurance Society
                                         President and Chief Executive Officer
                                         1995 - Present

  George A. Nelson                       CIMCO Inc.
                                         Director and Vice  Chair
                                         1992 - Present

                                         Evening Telegram Co. - WISC-TV
                                         Vice President
                                         1982 - Present


Item 29.  Distributor

          a. CUNA Brokerage Services, Inc., a registered broker-dealer, is the principal Distributor of the shares of the Ultra Series Fund. CUNA Brokerage Services, Inc. does not act as principal underwriter, depositor or investment adviser for any investment company other than the Registrant, CUNA Mutual Life Variable Account, and CUNA Mutual Life Variable Annuity Account.

          b. The officers and directors of CUNA Brokerage Services, Inc. are as follows:

Name and Principal                        Position with Distributor               Positions and Offices
 Business Address                                                                    with Registrant

Lawrence R. Halverson                     Director                                Vice President and Secretary
5910 Mineral Point Road                   President
Madison, WI 53705


Michael G. Joneson                        Director                                Chief Accounting Officer, Treasurer,
2000 Heritage Way                         Treasurer                               and Assistant Secretary
Waverly, IA  50677


Marc A. Krasnick                          Director                                None
5910 Mineral Point Road                   Vice President
Madison, WI 53705

John M. Waggoner                          Chief  Officer - Legal                  None
5910 Mineral Point Road

Madison, WI  53705

Campbell D. McHugh                        Compliance Officer                      None
5910 Mineral Point Road
Madison, WI  53705

Brian Lasko                               Managing Principal                      None
2000 Heritage Way
Waverly, IA  50677

Sandra K. Steffeney                       Vice President                          None
33320 9th Avenue South
Suite 250
Federal Way, WA  98063-3919


John C. Fritsche                          Assistant Vice President                None
2000 Heritage Way
Waverly, IA  50677

Scott Vignovich                           Assistant Vice President                Administration  & Operations  Officer
2000 Heritage Way                                                                 - Broker/Dealer
Waverly, IA  50677

Donna C. Blankenheim                      Assistant Secretary                     None
5910 Mineral Point Road
Madison, WI  53705

Janice C. Doyle                           Assistant Secretary                     None
5910 Mineral Point Road
Madison, WI  53705

Barbara L. Secor                          Assistant Secretary                     None
2000 Heritage Way
Waverly, IA  50677

Jason E. Smith                            Assistant Secretary                     None
5910 Mineral Point Road
Madison, WI  53705

Timothy L. Carlson                        Assistant Treasurer                     None
2000 Heritage Way
Waverly, IA  50677

Michael A. Ullsperger                     Assistant Treasurer                     None
5910 Mineral Point Road
Madison, WI  53705

John W. Wiley                             Associate Compliance Officer            None
5910 Mineral Point Road
Madison, WI  53705

Joanne M. Toay                            Associate Compliance Officer            None
5910 Mineral Point Road
Madison, WI  53705


          c. There have been no commissions or other compensation paid by Registrant to the Distributor.

Item 30.  Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the CUNA Mutual Life Insurance Company at 2000 Heritage Way, Waverly, Iowa 50677 or at CIMCO Inc., 5910 Mineral Point Road, Madison, Wisconsin 53705 or at CUNA Mutual Insurance Society, 5910 Mineral Point Road, Madison, Wisconsin 53705.

Item 31.  Management Services

Not Applicable

Item 32.  Undertakings

(a)      Not applicable.

(b)      Not applicable.

(c) Registrant undertakes to furnish each person to whom a prospectus is delivered a copy of the registrant's annual report to shareholders, upon request and without charge.

(d) The registrant undertakes, if requested to do so by the holders of at least 10% of the votes represented by its outstanding shares, to call a meeting of shareholders for the purpose of voting upon any question of removal of any Trustee or Trustees, and to assist in communications with shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, State of Wisconsin, on the 8th day of April, 1998.



                                    ULTRA SERIES FUND



                                    By: /s/ Michael S. Daubs
                                    Michael S. Daubs, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE                                                   DATE


Gwendolyn M. Boeke*
Gwendolyn M. Boeke, Trustee


Alfred L. Disrud*
Alfred L. Disrud, Trustee


Keith S. Noah*
Keith S. Noah, Trustee


Thomas C. Watt*
Thomas C. Watt, Trustee


/s/  Linda L. Lilledahl                                               04/08/98
Linda L. Lilledahl, Attorney-In-Fact



Lawrence R. Halverson*
Lawrence R. Halverson, Trustee


Michael S. Daubs*
Michael S. Daubs, Trustee



* Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


SIGNATURES AND TITLE                                                   DATE


/s/  Michael S. Daubs                                                04/08/98
Michael S. Daubs, President


/s/  Robert M. Buckingham                                            04/08/98
Robert M. Buckingham, Chief Financial
Officer and Assistant Secretary


/s/  Michael G. Joneson                                              04/08/98
Michael G. Joneson, Chief Accounting
Officer, Treasurer and Assistant Secretary

                              INDEX TO EXHIBITS TO

                                  FORM N-1A FOR

                                ULTRA SERIES FUND



11.      A.       Consent of KPMG Peat Marwick

17.      Financial Data Schedules

19.      Powers of attorney

                                   EXHIBIT 11.A.

The Trustees and Shareholders of Ultra Series Fund:

We consent to the use of our report included herein and to the reference to our Firm under the heading "Financial Highlights" in Part A and "Independent Auditors" in Part B of Form N-1A Post Effective Amendment for the Ultra Series Fund.


                                                  KPMG Peat Marwick LLP


Des Moines, Iowa
April 17, 1998

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 26th day of February, 1998.


                                                /s/ Gwendolyn M. Boeke
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 26th day of February, 1998.


                                                /s/ Michael S. Daubs
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 26th day of February, 1998.


                                                /s/ Al Disrud
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 26th day of February, 1998.


                                                /s/ L.R. Halverson
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY



KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 26th day of February, 1998.


                                                /s/ Keith S. Noah
                                                Trustee for Ultra Series Fund

                            LIMITED POWER OF ATTORNEY


KNOW ALL PERSONS BY THESE PRESENTS, that I, the undersigned, a Trustee of the ULTRA SERIES FUND (the "Fund"), a business trust duly organized under the laws of the State of Massachusetts, do hereby appoint, authorize, and empower Linda
L. Lilledahl and Gerald T. Conklin, severally, as my attorney and agent, for me and in my name as a Trustee of the Fund on behalf of the Fund or otherwise with full power to review, execute, deliver and file with the Securities and Exchange Commission all necessary post-effective amendments to Form N-1A filed by the Fund, Registration No. 2-87775, as may be required under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and to do and perform each and every act that said attorney may deem necessary or advisable to comply with the intent of the aforesaid Acts.

WITNESS my hand and seal this 26th day of February, 1998.


                                                /s/ T.C. Watt
                                                Trustee for Ultra Series Fund